FREMONT [LOGO]
  FUNDS

                           FREMONT MUTUAL FUNDS, INC.
                           SEMI-ANNUAL REPORT

                           April 30, 2000

A MESSAGE FROM MICHAEL H. KOSICH, PRESIDENT OF FREMONT MUTUAL FUNDS, INC.

[PHOTO]

Mike Kosich

Dear Fellow Shareholder,

Stock market volatility has become a fact of life. Money flows into and out of equities at the speed of light depending on the latest economic data (often substantially revised or contradicted by new data released shortly thereafter), the most recent pronouncements from Wall Street gurus (who are generally wrong as often as right), and the latest earnings reports (if earnings are a penny on either side of expectations, stocks can gain or lose 20% or more in a day). Volatility feeds on itself, as is evidenced by the enormous intra-day price swings we have seen recently.

Investors, (who we define as people with the good sense to understand that a patient, consistent, long term oriented investment strategy is the best way to achieve their individual financial goals) see market volatility for what it really is--static or "white noise" that should be ignored. I am not suggesting investors play a pat hand. In fact, periodically everyone should rebalance their portfolio and make reasoned judgments on which asset class or investment style offers the best intermediate term opportunity. However, they should avoid the temptation of trading stocks or mutual funds based on short term performance trends.

This leads me to a sensitive issue that most folks in my shoes are reluctant to talk about-- mutual fund cash flows. Sharp fluctuations in cash flows--money pouring in and out of a fund based on short term performance--is a portfolio manager's worst nightmare. It pressures them to buy stocks when they are most expensive and forces them to sell stocks when they are more attractively valued. This is the exact reverse of what every portfolio manager is trying to accomplish--buying cheap and selling dear.

We put no restrictions on buying or selling our funds. No front end loads or back-end lockups of any description. After all, this is America, Land of the Free and Home of the Brave. However, we try to discourage all our fund shareholders from acting like traders--moving in and out of funds based on the most recent quarterly results. The market smiles on different investment styles and capitalization sectors at different times. Piling into funds with the best recent performance and abandoning funds with less impressive recent results often translates into buying dear and selling cheap--the antithesis of smart long term investing.

Sincerely,

/s/ Michael H. Kosich

Michael H. Kosich

President

--------------------------------------------------------------------------------
                               TABLE OF CONTENTS
--------------------------------------------------------------------------------

FUND PROFILES AND LETTERS TO SHAREHOLDERS

Fremont Global Fund ......................................................     2
Fremont International Growth Fund ........................................     4
Fremont Emerging Markets Fund ............................................     6
Fremont U.S. Micro-Cap Fund ..............................................     8
Fremont U.S. Small Cap Fund ..............................................    10
Fremont Growth Fund ......................................................    12
Fremont Real Estate Securities Fund ......................................    14
Fremont Bond Fund ........................................................    16
Fremont Money Market Fund ................................................    18
Fremont California Intermediate Tax-Free Fund ............................    20

STATEMENTS OF INVESTMENTS IN SECURITIES AND NET ASSETS

Fremont Global Fund ......................................................    22
Fremont International Growth Fund ........................................    34
Fremont Emerging Markets Fund ............................................    37
Fremont U.S. Micro-Cap Fund ..............................................    38
Fremont U.S. Small Cap Fund ..............................................    40
Fremont Growth Fund ......................................................    41
Fremont Real Estate Securities Fund ......................................    43
Fremont Bond Fund ........................................................    44
Fremont Money Market Fund ................................................    47
Fremont California Intermediate Tax-Free Fund ............................    49
Notes to Statements of Investments in Securities and Net Assets,
 Portfolio Abbreviations & Currency Abbreviations ........................    51
Country Diversification ..................................................    52

COMBINED FINANCIAL STATEMENTS

Statements of Assets and Liabilities .....................................    54
Statements of Operations .................................................    58
Statements of Changes in Net Assets ......................................    62

FINANCIAL HIGHLIGHTS .....................................................    66

NOTES TO FINANCIAL STATEMENTS ............................................    72

--------------------------------------------------------------------------------
FREMONT GLOBAL FUND
--------------------------------------------------------------------------------

The Fremont Asset Allocation
Committee, Portfolio Managers
for Fremont Global Fund

[PHOTOS]

Dave Redo, Bob Haddick, Sandie Kinchen,
Al Kirschbaum, Pete Landini and Andrew Pang.

------------
FUND PROFILE
------------

Fremont Global Fund offers conservative investors a balanced approach to global investing. The Fund management team understands the reward potential and perhaps more importantly, the risks in global financial markets. Through country diversification, prudent allocation between stocks, bonds and cash, and disciplined securities selection, the Fund seeks to maximize total return (including income and capital gains) while reducing risk by investing in multiple categories of U.S. and foreign securities.

The Fund's portfolio management team employs a three-step investment process. First, economic growth, inflation, and interest rate forecasts are developed to identify those regions and individual countries offering the best investment opportunities. Second, financial market data is examined to determine the most advantageous mix of stocks, bonds and cash. Finally, the portfolio managers select individual securities based on intensive quantitative and fundamental analysis.

To Our Shareholders,

     For the six months ended April 30, 2000, Fremont Global Fund returned 12.60% compared to the Lipper Global Flexible Fund Average's 9.87% advance. We are pleased to have achieved solid gains during a period of heightened financial market volatility. We view these results as testament to our diversified, risk averse investment strategy.

     In the first half of fiscal 2000, our decision to modestly underweight U.S. stocks and overweight European/UK equities worked to our advantage, as most European stock markets materially outperformed the S&P 500. The UK lagged Continental Europe during this six-month period, but managed to keep pace with the S&P 500.

     Our U.S. equities positions contributed to returns during this reporting period. The Fund's small and micro-cap stock holdings posted exceptional gains from November through February. When they stumbled in the March/April correction, our larger cap growth stock positions helped cushion the fall. Once again, we reaped the benefit of diversification within the different capitalization sectors of the domestic equities market.

     We remain underweighted in U.S. stocks (36% of assets versus a neutral weighting of 45%) and overweighted in international equities (28% compared to neutral weighting of 20%). European/UK equities comprise slightly more than 50% of our international equities allocation. Fixed income investments represent 28% of total assets, versus a neutral weighting of 33%. Once again, we are favoring international securities, which comprise approximately two-thirds of our total commitment to bonds. The remaining 8% is in cash.

     Why the bias to international equities? The Federal Reserve has made it clear it will continue to raise rates until the economy slows. With recent statistical evidence of wage and consumer price inflation, we believe the Fed may be even more aggressive in the coming months. We think higher interest rates coupled with still high equities valuations will prove problematic for U.S. stocks over the next several months. As we write, European central bankers are poised to increase short term interest rates to restrain economic growth and head off any increase in inflation. However, we believe interest rate increases will be relatively modest and have less of an impact on more reasonably valued equities.

     Around 12% of the Fund's international equities assets are in developed Asia, with approximately 8% in Japan, where our technology and consumer electronics investments have done quite well. We believe the Japanese economic recovery is sustainable and that the stock market can continue to progress. We are still not very enthusiastic about the emerging markets--just 1% of our present international equities allocation. Higher U.S. interest rates will negatively impact these economies and we have seen some backsliding on political and economic reforms promised when these economies hit rock bottom in 1998. In addition, the emerging markets offer relatively few opportunities in attractive growth industries like technology and telecommunications.

     The outlook for the U.S. bond market remains cloudy. The long end of the U.S. bond market has been relatively stable despite six Federal Reserve rate hikes. This implies the market believes inflation will remain subdued and views Fed rate hikes as insurance against any unpleasant surprises on the inflation front. However, we are being a little cautious and continue to favor 10-year U.S. Treasury Inflation Indexed Bonds (TIIs), which adjusted for the current inflation rate offer materially higher yields than conventional 10-year Treasury Bonds.

     We are investigating evolving opportunities in European government bonds, where central banks have done a good job controlling inflation and setting the stage for the Euro to strengthen in the year ahead. Our Latin American and Mexican fixed income investments have been quite productive, and we believe will continue to enhance fixed income returns. We are still underweighted in Japanese government bonds, believing that high government debt and any sign of economic recovery will eventually force the central bank to abandon its zero interest rate policy. High government debt will also spell trouble for longer maturity bonds.

     In conclusion, we believe the longer term prospects for global financial assets remain quite appealing. Synchronized global growth, good corporate earnings, and sound corporate and government balance sheets are very good news for financial assets. Global stock and bond markets are in the process of adjusting for higher interest rates and the resulting volatility will likely produce uneven results. In this environment, diversification and risk averse securities selection--the foundations of our investment strategy--are particularly critical.

Sincerely,

/s/ Dave Redo      /s/ Pete Landini
/s/ Andrew Pang    /s/ Sandie Kinchen
/s/ Al Kirschbaum  /s/ Bob Haddick

The Fremont Asset Allocation Committee

--------------------------------------------------------------------------------
FREMONT GLOBAL FUND
GEOGRAPHIC DIVERSIFICATION
AS OF 04/30/00
--------------------------------------------------------------------------------

[GRAPHIC OMITTED]

CANADA                                    2.2%
UNITED STATES                            38.6%
CASH (U.S.)                              22.4%
EMERGING MARKETS LATIN AMERICA            2.5%
EMERGING MARKETS OTHER                    1.1%
EUROPE                                   21.0%
JAPAN                                     7.7%
PACIFIC RIM                               4.5%

--------------------------------------------------------------------------------
GROWTH OF $10,000 (1)

[GRAPHIC OMITTED]

                                        LEHMAN BROS.                    SALOMON NON-US
                FREMONT    S&P 500  INTERMEDIATE GOVT./   MSCI EAFE    GOVT. BOND INDEX
              GLOBAL FUND   INDEX    CORP. BOND INDEX       INDEX      (CURRENCY HEDGED)
              -----------   -----    ----------------       -----      -----------------
18-Nov-88       10,000      10,000        10,000            10,000          10,000
30-Nov-88       10,040      10,281         9,966            10,161          10,004
31-Dec-88       10,123      10,467         9,975            10,218          10,084
31-Jan-89       10,415      11,223        10,080            10,398          10,141
28-Feb-89       10,325      10,944        10,037            10,451          10,055
31-Mar-89       10,506      11,201        10,081            10,246          10,125
30-Apr-89       10,677      11,777        10,282            10,341          10,223
31-May-89       10,828      12,254        10,486             9,779          10,228
30-Jun-89       10,878      12,187        10,750             9,614          10,317
31-Jul-89       11,391      13,281        10,970            10,822          10,542
31-Aug-89       11,512      13,538        10,829            10,335          10,551
30-Sep-89       11,462      13,485        10,880            10,806          10,495
31-Oct-89       11,371      13,167        11,110            10,371          10,489
30-Nov-89       11,519      13,439        11,216            10,893          10,465
31-Dec-89       11,735      13,758        11,247            11,295          10,500
31-Jan-90       11,373      12,835        11,175            10,874          10,292
28-Feb-90       11,331      13,000        11,217            10,116          10,138
31-Mar-90       11,373      13,341        11,231             9,062          10,133
30-Apr-90       11,203      13,010        11,192             8,990          10,125
31-May-90       11,810      14,278        11,438            10,016          10,376
30-Jun-90       11,842      14,180        11,591             9,928          10,430
31-Jul-90       11,927      14,134        11,753            10,068          10,471
31-Aug-90       11,341      12,857        11,704             9,090          10,330
30-Sep-90       10,873      12,224        11,795             7,823          10,272
31-Oct-90       11,070      12,179        11,931             9,042          10,567
30-Nov-90       11,349      12,961        12,112             8,509          10,740
31-Dec-90       11,527      13,318        12,278             8,647          10,847
31-Jan-91       11,797      13,907        12,403             8,926          11,053
28-Feb-91       12,270      14,902        12,501             9,883          11,216
31-Mar-91       12,315      15,255        12,586             9,290          11,221
30-Apr-91       12,371      15,297        12,724             9,381          11,276
31-May-91       12,607      15,955        12,802             9,479          11,343
30-Jun-91       12,258      15,228        12,811             8,782          11,282
31-Jul-91       12,596      15,940        12,954             9,213          11,384
31-Aug-91       12,810      16,315        13,202             9,026          11,531
30-Sep-91       12,911      16,046        13,429             9,535          11,719
31-Oct-91       13,105      16,259        13,582             9,671          11,802
30-Nov-91       12,872      15,604        13,738             9,219          11,840
31-Dec-91       13,676      17,386        14,073             9,695          12,051
31-Jan-92       13,595      17,064        13,946             9,488          12,152
29-Feb-92       13,747      17,282        14,001             9,148          12,192
31-Mar-92       13,466      16,945        13,946             8,544          12,123
30-Apr-92       13,501      17,440        14,068             8,585          12,160
31-May-92       13,773      17,533        14,286             9,160          12,292
30-Jun-92       13,655      17,277        14,498             8,726          12,342
31-Jul-92       13,808      17,975        14,786             8,502          12,428
31-Aug-92       13,844      17,612        14,934             9,035          12,468
30-Sep-92       13,964      17,815        15,138             8,856          12,673
31-Oct-92       14,035      17,879        14,941             8,392          12,889
30-Nov-92       14,218      18,482        14,884             8,471          12,895
31-Dec-92       14,389      18,722        15,083             8,515          13,017
31-Jan-93       14,450      18,858        15,375             8,514          13,154
28-Feb-93       14,609      19,115        15,618             8,771          13,395
31-Mar-93       14,916      19,527        15,681             9,536          13,358
30-Apr-93       14,940      19,049        15,806            10,441          13,351
31-May-93       15,089      19,558        15,771            10,662          13,416
30-Jun-93       15,212      19,623        16,019            10,495          13,666
31-Jul-93       15,423      19,526        16,058            10,863          13,819
31-Aug-93       15,896      20,263        16,313            11,449          14,091
30-Sep-93       16,095      20,114        16,381            11,192          14,185
31-Oct-93       16,493      20,527        16,425            11,536          14,369
30-Nov-93       16,330      20,342        16,333            10,528          14,490
31-Dec-93       17,209      20,592        16,408            11,288          14,763
31-Jan-94       17,436      21,284        16,590            12,242          14,650
28-Feb-94       16,944      20,707        16,344            12,208          14,362
31-Mar-94       16,249      19,808        16,075            11,683          14,273
30-Apr-94       16,312      20,064        15,965            12,178          14,194
31-May-94       16,375      20,392        15,976            12,108          14,084
30-Jun-94       16,198      19,887        15,978            12,279          13,930
31-Jul-94       16,514      20,545        16,208            12,397          14,026
31-Aug-94       16,982      21,381        16,259            12,691          13,893
30-Sep-94       16,615      20,864        16,109            12,291          13,934
31-Oct-94       16,780      21,344        16,108            12,700          13,982
30-Nov-94       16,447      20,560        16,035            12,089          14,163
31-Dec-94       16,491      20,862        16,091            12,166          14,169
31-Jan-95       16,310      21,403        16,362            11,699          14,319
28-Feb-95       16,516      22,231        16,700            11,665          14,501
31-Mar-95       16,877      22,889        16,795            12,392          14,821
30-Apr-95       17,238      23,564        17,004            12,858          15,059
31-May-95       17,851      24,498        17,517            12,705          15,540
30-Jun-95       18,060      25,073        17,635            12,483          15,517
31-Jul-95       18,608      25,908        17,636            13,261          15,702
31-Aug-95       18,568      25,968        17,797            12,756          15,813
30-Sep-95       18,858      27,051        17,925            13,004          16,073
31-Oct-95       18,924      26,975        18,124            12,654          16,240
30-Nov-95       19,204      28,161        18,361            13,006          16,571
31-Dec-95       19,669      28,683        18,554            13,530          16,710
31-Jan-96       20,294      29,669        18,714            13,586          16,896
29-Feb-96       20,225      29,955        18,495            13,632          16,707
31-Mar-96       20,294      30,244        18,401            13,921          16,869
30-Apr-96       20,725      30,688        18,336            14,326          17,034
31-May-96       20,865      31,480        18,321            14,063          17,162
30-Jun-96       21,006      31,599        18,516            14,141          17,304
31-Jul-96       20,458      30,203        18,571            13,728          17,420
31-Aug-96       20,727      30,840        18,586            13,759          17,662
30-Sep-96       21,392      32,576        18,844            14,125          18,019
31-Oct-96       21,520      33,474        19,178            13,980          18,314
30-Nov-96       22,474      36,005        19,431            14,536          18,655
31-Dec-96       22,416      35,291        19,307            14,349          18,685
31-Jan-97       22,856      37,497        19,382            13,847          18,913
28-Feb-97       23,019      37,790        19,419            14,074          19,034
31-Mar-97       22,498      36,236        19,285            14,125          18,964
30-Apr-97       22,892      38,400        19,512            14,200          19,146
31-May-97       23,876      40,739        19,674            15,124          19,236
30-Jun-97       24,615      42,564        19,853            15,958          19,557
31-Jul-97       25,872      45,951        20,256            16,216          19,854
31-Aug-97       24,631      43,376        20,155            15,005          19,896
30-Sep-97       25,624      45,752        20,389            15,845          20,226
31-Oct-97       24,319      44,224        20,615            14,627          20,366
30-Nov-97       24,456      46,271        20,661            14,478          20,506
31-Dec-97       24,642      47,066        20,826            14,604          20,754
31-Jan-98       24,432      47,586        21,099            15,272          21,009
28-Feb-98       25,730      51,018        21,082            16,252          21,196
31-Mar-98       26,555      53,631        21,149            16,753          21,386
30-Apr-98       26,856      54,170        21,255            16,885          21,499
31-May-98       26,538      53,239        21,410            16,803          21,795
30-Jun-98       26,555      55,402        21,547            16,931          21,881
31-Jul-98       26,306      54,812        21,623            17,102          22,077
31-Aug-98       23,363      46,887        21,962            14,983          22,502
30-Sep-98       24,183      49,890        22,513            14,524          23,021
31-Oct-98       25,200      53,949        22,491            16,038          23,009
30-Nov-98       26,252      57,218        22,489            16,860          23,227
31-Dec-98       27,108      60,515        22,579            17,525          23,147
31-Jan-99       27,416      63,046        22,703            17,473          23,436
28-Feb-99       26,782      61,085        22,369            17,057          23,299
31-Mar-99       27,493      63,529        22,537            17,769          23,574
30-Apr-99       28,209      65,988        22,607            18,489          23,873
31-May-99       27,648      64,430        22,433            17,537          23,812
30-Jun-99       28,655      68,006        22,448            18,220          23,426
31-Jul-99       28,498      65,884        22,428            18,762          23,389
31-Aug-99       28,557      65,555        22,446            18,830          23,435
30-Sep-99       28,596      63,758        22,655            19,020          23,539
31-Oct-99       29,578      67,793        22,714            19,732          23,592
30-Nov-99       30,681      69,176        22,741            20,418          23,729
31-Dec-99       33,168      73,251        22,666            22,250          23,814
31-Jan-00       32,301      69,573        22,582            20,837          23,836
29-Feb-00       34,078      68,258        22,767            21,398          23,998
31-Mar-00       34,642      74,934        23,004            22,227          24,333
30-Apr-00       33,304      72,679        22,951            21,057          24,453

AVERAGE ANNUAL RETURNS FOR PERIODS ENDED 4/30/00

1 YEAR     5 YEARS     10 YEARS     SINCE INCEPTION (11/18/88)
--------------------------------------------------------------
18.06%      14.07%      11.51%               11.08%

ANNUAL RETURNS                  TOP TEN HOLDINGS

11/18/88-10/31/89*  +13.71%     S&P 500 Futures, 189 Contracts,
11/01/89-10/31/90    -2.64%        Exp. Jun. 2000 ......................    8.7%
11/01/90-10/31/91   +18.38%     S&P 500 Futures, 31 Contracts,
11/01/91-10/31/92    +7.10%        Exp. Jun. 2000 ......................    1.4%
11/01/92-10/31/93   +17.51%     U.S. Treasury Inflation Indexed Bond,
11/01/93-10/31/94    +1.74%        3.880%, 01/05/09 ....................    0.8%
11/01/94-10/31/95   +12.78%     10-yr. U.S. Treasury Bond Futures,
11/01/95-10/31/96   +13.72%        51 Contracts, Exp. Jun. 2000 ........    0.6%
11/01/96-10/31/97   +13.01%     General Electric Co. ...................    0.6%
11/01/97-10/31/98    +3.62%     Vodafone AirTouch PLC ..................    0.6%
11/01/98-10/31/99   +17.37%     Ericsson LM (Class B) ..................    0.6%
11/01/99-4/30/00*   +12.60%     Tokyo Electron Ltd. ....................    0.5%
                                U.S. Treasury Inflation Indexed Bond,
                                   3.630%, 07/15/02 ....................    0.5%
                                30-yr. U.S. Treasury Bond Futures,
                                   Exp. Jun. 2000 ......................    0.5%
                                        TOTAL ..........................   14.8%


*Unannualized (1) Assumes initial investment of $10,000 on inception date, November 18, 1988. Performance data illustrated is historical. Past performance is not predictive of future performance. Share price and return will vary so that a gain or loss may be realized when shares are sold. All performance figures assume reinvestment of dividends. Management fees and other expenses are included in the Fund's performance; however, fees and expenses are not incorporated in the S&P 500 Index, the Salomon Non-U.S. Government Bond Index (currency hedged), the Lehman Bros. Intermediate Government/Corporate Bond Index, or the Morgan Stanley Capital International EAFE Index.

2 and 3  FREMONT MUTUAL FUNDS

--------------------------------------------------------------------------------
FREMONT INTERNATIONAL GROWTH FUND
--------------------------------------------------------------------------------

The Portfolio Management Team
Capital Guardian Trust Company

[PHOTOS]

Robert Ronus, David I. Fisher, Nilly Sikorsky,
Hartmut Giesecke, Lionel M. Sauvage, Nancy J.
Kyle, Rudolf M. Staehlin, and Richard N. Havas

------------
FUND PROFILE
------------

Under the stewardship of Capital Guardian Trust Company (CGTC), the Fremont International Growth Fund is a diversified portfolio of international equities believed to have superior capital appreciation potential. CGTC's parent company, The Capital Group Companies, has one of the investment industry's most elaborate and successful global intelligence networks.

CGTC employs a multiple portfolio manager system. Eight individual portfolio managers and the collective research analyst team are each given a portion of the portfolio's assets to manage. The investment styles of the portfolio managers vary. However, they have a unifying investment objective: superior long term returns versus the same benchmark index. The entire portfolio is carefully monitored to ensure sufficient regional and country diversification.

To Our Shareholders,

     For the six month period ended April 30, 2000, the Fremont International Growth Fund returned 17.92% compared to the Morgan Stanley Capital International Europe, Australia, and Far East (EAFE) Index's 6.72% gain.

     In first half fiscal 2000, industry group allocation had a much greater impact on returns than country allocation. The Fund benefited by being significantly over-weighted in high technology cyclicals, primarily semi-conductor and semi-conductor equipment manufacturers, and in telecom-munications, principally wireless companies. Financial companies and consumer stocks were our biggest portfolio laggards.

     In the first quarter of calendar 2000, we began "taking the tops off" positions in the rather richly valued technology and telecommunications groups and using the proceeds to buy high quality stocks in depressed "old economy" sectors like banking, (the UK's Lloyds Bank and the Netherlands' ABN Amro), and branded consumer goods companies (Heineken). We will likely continue to move in this direction. As we do, the portfolio may hit some short term performance air-pockets--our timing is rarely perfect. However, over the longer term, we expect to be rewarded for our proactive investment posture.

     Despite valuation concerns that have inspired us to trim our positions, we will probably remain materially overweighted in technology and mobile telecommunications. Based on trailing and one year forward P/Es, these stocks are rather extravagantly valued and may be vulnerable to a correction. However, we believe earnings will continue to be very strong and exceed consensus expectations. Looking back a few years down the road, we suspect present valuations may not be as economically unrealistic as some market observers currently think. We don't know when investors will gravitate to the outstanding values we see some "old economy" sectors. But, we will likely continue to increase our exposure in some of these areas.

     Let me offer you an example of an "old economy" stock we find quite compelling. Lloyds Bank is a retail bank in Great Britain. The stock is 38% below its eighteen month high--a casualty of investors' perception that rising short term interest rates and an inverted yield curve will punish profitability. We think earnings will remain relatively strong. Lloyds management has done a great job cutting costs and the company's 1999 Return on Equity (ROE) was an impressive 29.2%. The stock is trading at 14.3 times trailing earnings and about 12 times our year 2000 earnings estimates. We get a 4% yield while we wait for the stock to capture other investors' attention.

     We are not planning any major shifts in country allocation. At the end of this reporting period, the portfolio was modestly overweighted in the Pacific Basin (37.5% of assets versus EAFE's 33.5%) and substantially underweighted in Europe (47.8% compared to EAFE's 66.5%). The portfolio has 3.2% of assets invested in Canada and 2.6% in the emerging markets in the form of blue chip stocks, many of which are traded as American Depository Receipts (ADRs) on the New York Stock Exchange.

     European economies are growing, corporate profits are good, and although interest rates are trending higher, they aren't likely to rise as far or as fast as in the U.S. Corporate restructuring continues to create value. However, compared to Asia, Europe is much farther along on the profit recovery, and at
27.3 times trailing earnings and 4.44 times book value, European stocks are no longer screaming bargains.

     On a P/E basis, Japan doesn't appear cheap either. But, we think Japan is in the embryonic stages of a sustainable profit recovery, and at just 2.46 times book value, Japanese stocks represent good value. The great majority of our Japanese investments are in high tech companies whose earnings are recovering strongly. We are now scrutinizing potential investments in companies serving the long dormant domestic economy, which is beginning to show signs of life. Also, high yielding postal savings deposits are maturing and we think a large percentage of this money will go into equities. This should provide a performance tailwind for the market.

     In closing, we note the seeds for this period's superior results were planted in mid-1998, when we began moving into then depressed technology and telecommunications stocks and increasing our commitments in Japan--both somewhat contrarian moves inspired by our bias to good value. We believe taking some profits in industry groups that have rewarded us so generously over the last year and using the proceeds to invest in some fundamentally attractive laggards in out-of-favor industries will set the stage for superior performance in the future.

Sincerely,

/s/ Robert Ronus

Robert Ronus and Capital Guardian Trust Company's Portfolio Counselors Team

--------------------------------------------------------------------------------
FREMONT INTERNATIONAL GROWTH FUND
GEOGRAPHIC DIVERSIFICATION
AS OF 04/30/00
--------------------------------------------------------------------------------

[GRAPHIC OMITTED]

CANADA                                    3.2%
UNITED STATES                             2.4%
CASH (U.S.)                               6.5%
EMERGING MARKETS LATIN AMERICA            2.2%
EMERGING MARKETS AFRICA                   0.4%
EUROPE                                   47.8%
JAPAN                                    27.3%
PACIFIC RIM                              10.2%

--------------------------------------------------------------------------------
GROWTH OF $10,000 (1)

[GRAPHIC OMITTED]

             FREMONT INTERNATIONAL      MSCI EAFE
                  GROWTH FUND              INDEX
                  -----------              -----
 1-Mar-94           10,000                10,000
31-Mar-94            9,634                 9,569
30-Apr-94            9,666                 9,975
31-May-94            9,676                 9,918
30-Jun-94            9,488                10,058
31-Jul-94            9,718                10,155
31-Aug-94           10,178                10,395
30-Sep-94           10,031                10,068
31-Oct-94           10,230                10,403
30-Nov-94            9,739                 9,903
31-Dec-94            9,689                 9,965
31-Jan-95            9,020                 9,582
28-Feb-95            9,198                 9,555
31-Mar-95            9,386                10,151
30-Apr-95            9,699                10,533
31-May-95            9,950                10,407
30-Jun-95           10,159                10,225
31-Jul-95           10,734                10,862
31-Aug-95           10,473                10,448
30-Sep-95           10,546                10,652
31-Oct-95           10,243                10,366
30-Nov-95           10,148                10,654
31-Dec-95           10,387                11,083
31-Jan-96           10,746                11,129
29-Feb-96           10,915                11,166
31-Mar-96           10,999                11,403
30-Apr-96           11,431                11,735
31-May-96           11,326                11,519
30-Jun-96           11,516                11,584
31-Jul-96           10,915                11,245
31-Aug-96           11,104                11,270
30-Sep-96           11,368                11,570
31-Oct-96           10,967                11,451
30-Nov-96           11,516                11,907
31-Dec-96           11,738                11,754
31-Jan-97           11,749                11,342
28-Feb-97           11,770                11,528
31-Mar-97           11,527                11,570
30-Apr-97           11,421                11,631
31-May-97           12,098                12,388
30-Jun-97           12,542                13,071
31-Jul-97           13,124                13,283
31-Aug-97           11,717                12,291
30-Sep-97           12,161                12,979
31-Oct-97           10,966                11,982
30-Nov-97           10,723                11,859
31-Dec-97           10,755                11,963
31-Jan-98           10,904                12,510
28-Feb-98           11,856                13,313
31-Mar-98           12,027                13,723
30-Apr-98           12,219                13,831
31-May-98           12,048                13,764
30-Jun-98           11,909                13,868
31-Jul-98           11,973                14,009
31-Aug-98           10,124                12,273
30-Sep-98           10,156                11,897
31-Oct-98           11,054                13,137
30-Nov-98           11,578                13,810
31-Dec-98           11,810                14,355
31-Jan-99           12,348                14,313
28-Feb-99           12,020                13,972
31-Mar-99           12,628                14,555
30-Apr-99           13,248                15,144
31-May-99           12,804                14,365
30-Jun-99           13,833                14,925
31-Jul-99           14,301                15,368
31-Aug-99           14,499                15,424
30-Sep-99           14,733                15,580
31-Oct-99           15,332                16,163
30-Nov-99           16,310                16,725
31-Dec-99           18,577                18,226
31-Jan-00           18,115                17,068
29-Feb-00           18,784                17,527
31-Mar-00           19,222                18,207
30-Apr-00           18,079                17,249



AVERAGE ANNUAL RETURNS FOR PERIODS ENDED 04/30/00

1 YEAR     3 YEARS     5 YEARS     SINCE INCEPTION (3/1/94)
-----------------------------------------------------------
36.46%      16.54%      13.26%               10.08%

ANNUAL RETURNS                   TOP TEN HOLDINGS

3/1/94-10/31/94*     +2.30%      Vodafone AirTouch PLC ..................   4.3%
11/01/94-10/31/95    +0.13%      Tokyo Electron Ltd. ....................   2.7%
11/01/95-10/31/96    +7.07%      Nokia Corp., ADR .......................   2.7%
11/01/96-10/31/97    -0.01%      NTT DoCoMo, Inc. .......................   2.3%
11/01/97-10/31/98    +0.80%      NEC Corp. ..............................   1.8%
11/01/98-10/31/99   +38.70%      Taiwan Semiconductor
11/01/99-4/30/00*   +17.92%         Manufacturing Co. Ltd. ..............   1.7%
                                 Siemens AG .............................   1.6%
                                 Telefonos De Mexico SA, ADR ............   1.4%
                                 STMicroelectronics NV ..................   1.4%
                                 Murata Manufacturing Co. Ltd. ..........   1.4%
                                         TOTAL ..........................  21.3%

*Unannualized (1) Assumes initial investment of $10,000 on inception date, March 1, 1994. Performance data illustrated is historical. Past performance is not predictive of future performance. Share price and return will vary so that a gain or loss may be realized when shares are sold. All performance figures assume reinvestment of dividends. Management fees and other expenses are included in the Fund's performance; however, fees and expenses are not incorporated in the Morgan Stanley Capital International EAFE Index.

4 and 5  FREMONT MUTUAL FUNDS

--------------------------------------------------------------------------------
FREMONT EMERGING MARKETS FUND
--------------------------------------------------------------------------------

Portfolio Manager
CMG First State (Hong Kong) LLC

------------
FUND PROFILE
------------

Fremont Emerging Markets Fund employs a bottom-up stock picking approach in building a diversified portfolio of emerging market companies. The Fund focuses on the stocks of companies with rapid, sustainable earnings growth trading at reasonable market valuations. Portfolio risk is further reduced by country diversification. Fund management establishes a country allocation policy and each regional investment team conducts rigorous fundamental research, including company visits, to select individual stocks within each market. Liquidity is also carefully monitored.

To Our Shareholders,

     For the six month period ended April 30, 2000, the Fremont Emerging Markets Fund returned 24.14% compared to the Morgan Stanley Capital International Emerging Markets Free (MSCI-EMF) Index's 13.87%, and the IFC Investable Index's 12.31% gains.

     We are pleased to report excellent absolute and relative returns for the Fund in first half fiscal 2000. Our devotion to technology, media, and telecommunications (TMT) stocks -- more than 50% of portfolio assets throughout this reporting period -- helped drive returns. In general, our bias to large, reasonably valued growth stocks in all industry group categories also worked in our favor. The Fund significantly outperformed its index benchmarks during the first four months of this reporting period and modestly underperformed during the last two months, due primarily to global profit taking in TMT stocks.

     We remain committed to emerging market technology, media, and telecommunications stocks. The recent correction in our TMT holdings was spawned by Nasdaq's free-fall in March/April. In essence, Nasdaq sneezed and our portfolio got the sniffles. It is important to note, however, that the sharp decline in Nasdaq resulted from investors finally questioning sky high valuations, not because of any change in the very favorable prospects for companies in these strong global growth industries. Our TMT holdings were and are considerably more reasonably valued than comparable U.S. companies. In fact, many of our portfolio companies have price/earnings ratios below earnings growth rates--something almost unheard of in the TMT sector of the U.S. equities market.

     Our single largest technology holding, South Korea's Samsung, provides a good example. Samsung is one of the world's largest and most cost efficient technology manufacturers. It has a strong market position in virtually all of its businesses, with 19% of the global DRAM market, 15% of the SRAM market, 18% of the Thin Film Transistor Liquid Crystal Display (TFT - LCD) market, and a whopping 55% of the specialist CDMA cellular handset market. These are all good growth businesses. Yet, Samsung trades at just 10 times earnings, which we are projecting to grow at 20%-30% annually over the next five years. In view of the still heady valuations for high quality U.S. technology companies, Samsung appears to be an exceptional bargain.

     Taiwan Semi-conductor Manufacturing Co. (TSMC) is another good earnings growth/reasonable valuation example. TSMC controls over 40% of the fast growing global semi-conductor foundry industry. It is a highly profitable enterprise with projected long term earnings growth of 30%, driven by increased outsourcing in the semi conductor industry and the fast growth in Fabless Design Houses (chip design firms with no manufacturing capacity). At approximately 20 times 2001 earnings, TSMC is not as cheap as Samsung, but still much more reasonably priced than U.S. technology companies with comparable earnings growth rates. As I scan down the list of our other TMT holdings, I see similarly attractive earnings growth rates and valuations. We feel it would be a very big mistake to reduce our positions in these stocks simply because excessive valuations for U.S. TMT stocks are being trimmed.

     This leads us to a related issue that deserves some comment. Investors are well aware that when the Dow, S&P 500, or Nasdaq takes a beating, foreign stock markets generally get bruised. For example, if the S&P loses 4% on Tuesday, you can safely wager Hong Kong stocks will open lower on Wednesday. However, this is a short to intermediate term phenomena. We will continue to see emerging markets buck longer term trends in the U.S. and developed European markets. Why? Because there are different macro-economic drivers and market forces at work. To wit, rising interest rates are currently putting pressure on U.S. and UK stocks, yet interest rates are declining in Brazil and Hungary. As mentioned earlier, excessive valuations are the primary cause of Nasdaq's recent decline, whereas high quality technology stocks in emerging markets are fundamentally cheap. Emerging nation equities markets may follow the U.S. stock market's lead for a day, a week, or even a month. But, longer term these markets will rise or fall based on varying economic trends and their own fundamental merits. In short, the argument for diversifying your portfolio via some exposure to the emerging markets remains compelling.

     At the close of this reporting period, portfolio assets are distributed as follows: approximately 50% Asia, 20% Latin America (primarily Mexico and Brazil), 20% Europe and the Middle East, 6% South Africa, and 4% cash and U.S. securities. In general, the trends that have contributed to the emerging market recovery--political and monetary reform, firming commodities prices, corporate restructuring, and a new focus on profitability--are still intact. Over the short term, a stuttering U.S. equities market may restrain emerging market investment returns. Longer term, however, we believe the emerging markets will continue trend higher and reward investors.

Sincerely,
Portfolio Manager
CMG First State (Hong Kong) LLC

--------------------------------------------------------------------------------
FREMONT EMERGING MARKETS FUND
GEOGRAPHIC DIVERSIFICATION
AS OF 4/30/00
--------------------------------------------------------------------------------

[GRAPHIC OMITTED]

UNITED STATES                              3.7%
EMERGING MARKETS LATIN AMERICA            20.2%
EMERGING MARKETS AFRICA                    6.2%
EMERGING MARKETS EUROPE                   18.5%
EMERGING MARKETS MIDDLE EAST               1.6%
EMERGING MARKETS ASIA                     12.1%
PACIFIC RIM                               37.7%

--------------------------------------------------------------------------------
GROWTH OF $10,000 (1)

[GRAPHIC OMITTED]

                FREMONT EMERGING      MSCI EMERGING
                  MARKETS FUND         MARKETS FREE
                  ------------         ------------
30-Jun-96            10,000               10,000
31-Jul-96             9,560                9,317
31-Aug-96             9,760                9,555
30-Sep-96             9,920                9,638
31-Oct-96             9,688                9,381
30-Nov-96             9,920                9,538
31-Dec-96             9,901                9,581
31-Jan-97            10,803               10,235
28-Feb-97            11,167               10,673
31-Mar-97            10,995               10,393
30-Apr-97            11,279               10,411
31-May-97            11,705               10,709
30-Jun-97            12,383               11,282
31-Jul-97            12,931               11,451
31-Aug-97            11,917                9,994
30-Sep-97            12,475               10,270
31-Oct-97            10,904                8,585
30-Nov-97            10,756                8,272
31-Dec-97            10,930                8,471
31-Jan-98            10,249                7,807
28-Feb-98            11,000                8,622
31-Mar-98            11,231                8,996
30-Apr-98            11,150                8,898
31-May-98             9,394                7,678
30-Jun-98             8,723                6,873
31-Jul-98             9,001                7,091
31-Aug-98             6,262                5,041
30-Sep-98             6,447                5,360
31-Oct-98             6,805                5,925
30-Nov-98             6,771                6,418
31-Dec-98             6,748                6,325
31-Jan-99             6,713                6,223
28-Feb-99             6,574                6,283
31-Mar-99             6,921                7,111
30-Apr-99             7,880                7,991
31-May-99             7,545                7,944
30-Jun-99             8,619                8,846
31-Jul-99             9,324                8,606
31-Aug-99             9,486                8,684
30-Sep-99             9,047                8,390
31-Oct-99             9,266                8,569
30-Nov-99            11,000                9,337
31-Dec-99            12,855               10,525
31-Jan-00            12,723               10,587
29-Feb-00            13,285               10,727
31-Mar-00            13,010               10,780
30-Apr-00            11,504                9,758

AVERAGE ANNUAL RETURNS FOR PERIODS ENDED 04/30/00

1 YEAR     3 YEARS     SINCE INCEPTION (6/24/96)
------------------------------------------------
45.99%      1.52%              3.71%

ANNUAL RETURNS                   TOP TEN HOLDINGS

6/24/96-10/31/96*    -3.12%      Samsung Electronics Ltd., GDR ..........   6.0%
11/01/96-10/31/97   +12.55%      Phoenix Pulp And Paper PLC .............   3.7%
11/01/97-10/31/98   -37.59%      SK Telecom Ltd. ........................   3.6%
11/01/98-10/31/99   +36.16%      Taiwan Semiconductor
11/01/99-4/30/00*   +24.14%         Manufacturing Co. Ltd. ..............   3.5%
                                 Surgutneftegaz-SP, ADR .................   3.2%
                                 Kookmin Bank ...........................   3.1%
                                 Hyundai Electronics Industries Co. .....   3.0%
                                 China Telecom (Hong Kong) Ltd. .........   3.0%
                                 Infosys Technologies Ltd., ADR .........   2.9%
                                 Pliva D.D., GDR (Registered S) .........   2.8%
                                         TOTAL ..........................  34.8%

*Unannualized (1) Assumes initial of $10,000 on inception date, June 24, 1996. Performance data illustrated is historical. Past performance is not predictive of future performance. Share price and return will vary so that a gain or loss may be realized when shares are sold. All performance figures assume reinvestment of dividends. Management fees and other expenses are included in the Fund's performance; however, fees and expenses are not incorporated in the MSCI Emerging Markets Free Index.

6 and 7  FREMONT MUTUAL FUNDS

--------------------------------------------------------------------------------
FREMONT U.S. MICRO-CAP FUND
--------------------------------------------------------------------------------

Robert E. Kern, Jr.
Portfolio Manager
Kern Capital Management LLC

[PHOTO]

Robert E. Kern, Jr.

------------
FUND PROFILE
------------

The U.S. micro-cap stock market is a breeding ground for entrepreneurially-managed companies with exceptional growth prospects. With minimal Wall Street research coverage and low institutional ownership, micro-cap stocks represent the least efficient sector of the domestic equities market. This inefficiency creates attractive investment opportunities for the research-driven stock pickers managing the Fremont U.S. Micro-Cap Fund.

Since the investment potential of micro-cap stocks is largely determined by the business prospects for individual companies rather than macro-economic trends, the Fund's focus is on bottom-up stock selection. Fund management analyzes financial statements, the company's competitive position, and meets with key corporate decision makers to discuss strategies for future growth.

Robert E. Kern, Jr. is nationally recognized as a pioneer and leading practitioner of micro-cap research and portfolio management.

To Our Shareholders,

     For the six months ended April 30, 2000, the Fremont U.S. Micro-Cap Fund gained 47.21% compared to the Russell 2000's 18.72% advance. We are pleased to have once again achieved excellent absolute and relative returns.

     We experienced two very different market environments in first half fiscal 2000--what could be described as a buyers' panic (particularly in the tech sector) from November through February, and a sharp, but rather orderly correction in March and April. Our portfolio excelled through the first four months of this reporting period. At the end of February, the Fund was up 87.58% versus a 35.23% gain for the Russell 2000 benchmark. Perhaps more importantly, the portfolio held up relatively well in March and April--declining 21.52% compared to the Russell 2000's 12.21% retreat.

     We have a long history of adding value when the market is trending up and holding our own during the down drafts. This is testament to our team's research intensive stock selection discipline and particularly our success identifying promising companies not yet "discovered" by Wall Street or other institutional investors. In our opinion, finding fundamentally attractive stocks ahead of the competition and avoiding mistakes is the key to superior micro-cap performance throughout the market cycles.

     The team's focus on the most innovative sectors of the economy has also contributed to our success. During the first half of fiscal 2000, our technology holdings posted the most impressive gains and were responsible for approximately two-thirds of the Fund's total return. At the end of the reporting period, technology stocks comprised 27% of portfolio assets, down from 33% at the end of fiscal 1999. This reflects profit taking in a sector in which we believe valuations had become extended. Our healthcare holdings, principally medical device companies and selected biotechs, also contributed to returns. Although just 11% of portfolio assets, two of our healthcare investments were on our top ten performance list. Our consumer and services holdings (8% and 15% of assets respectively) lagged. Reflecting what has been a difficult environment for consumer stocks, our allocation was reduced from 20% of portfolio assets over the course of this reporting period.

     Cash reserves had increased significantly due to the rapid influx of new investment in late 1999/early 2000 and our willingness to take profits in holdings that we believed had gotten "ahead of themselves". We closed the Fund to new shareholders on March 10, 2000, to give ourselves time to put this cash to work in an orderly and prudent fashion. Having some "dry powder" to take advantage of evolving opportunities in this volatile market, is a terrific advantage, which we believe will be clearly demonstrated in the year ahead.

     Where do micro-cap stocks go from here? We don't know. We are somewhat concerned that even after the substantial haircut endured over the last several months, in general, valuations of many micro-cap growth companies remain relatively high. However, our investment team is still finding some fundamentally compelling investment opportunities. During challenging market environments, we focus on stocks we believe have the greatest potential to attract favorable investor attention when the market stabilizes--a strategy that has worked quite well for us in the past--most recently following the sharp decline in micro-cap stocks in third quarter 1998.

     In closing, as you well know, the micro-cap stock market has undergone a significant correction in recent months. However, market declines create some exceptional long term investment opportunities. We are fortunate to have sufficient cash reserves to build positions in opportunities evolving every day, and are very pleased that the Fund's shareholder base has remained stable during the recent correction. We believe more and more of our shareholders understand that volatility is a fact of life in the micro-cap stock market and that staying the course is the most reliable way to earn superior long term returns.

Sincerely,

/s/ Robert E. Kern, Jr.

Robert E. Kern, Jr.
Portfolio Manager

--------------------------------------------------------------------------------
FREMONT U.S. MICRO-CAP FUND
PORTFOLIO DIVERSIFICATION
AS OF 4/30/00
--------------------------------------------------------------------------------

[GRAPHIC OMITTED]

BUSINESS EQUIPMENT & SERVICES (15.0%)
CASH (24.7%)
OTHER (3.9%)
CONSUMER SERVICES (4.0%)
CAPITAL GOODS (4.3%)
CONSUMER DURABLES (4.4%)
TECHNOLOGY (SOFTWARE) (4.9%)
RETAIL (5.2%)
TECHNOLOGY (EQUIPMENT) (10.8%)
HEALTH CARE (11.3%)
TECHNOLOGY (COMPONENTS) (11.5%)

--------------------------------------------------------------------------------
GROWTH OF $10,000 (1)

[GRAPHIC OMITTED]

              FREMONT U.S.     RUSSELL 2000
             MICRO-CAP FUND       INDEX
             --------------       -----
30-Jun-94        10,000           10,000
31-Jul-94        10,220           10,164
31-Aug-94        10,320           10,730
30-Sep-94        10,470           10,694
31-Oct-94        10,360           10,651
30-Nov-94        10,000           10,221
31-Dec-94        10,150           10,494
31-Jan-95        10,350           10,362
28-Feb-95        10,671           10,793
31-Mar-95        11,122           10,978
30-Apr-95        11,392           11,222
31-May-95        11,913           11,415
30-Jun-95        12,495           12,007
31-Jul-95        13,346           12,699
31-Aug-95        14,188           12,961
30-Sep-95        14,549           13,193
31-Oct-95        14,368           12,602
30-Nov-95        15,020           13,132
31-Dec-95        15,635           13,479
31-Jan-96        16,174           13,465
29-Feb-96        17,250           13,884
31-Mar-96        17,810           14,167
30-Apr-96        19,839           14,925
31-May-96        21,506           15,513
30-Jun-96        20,699           14,876
31-Jul-96        18,897           13,577
31-Aug-96        20,057           14,365
30-Sep-96        21,009           14,926
31-Oct-96        20,326           14,696
30-Nov-96        21,755           15,302
31-Dec-96        23,250           15,701
31-Jan-97        24,428           16,016
28-Feb-97        23,012           15,627
31-Mar-97        21,011           14,889
30-Apr-97        20,438           14,931
31-May-97        22,979           16,592
30-Jun-97        24,547           17,304
31-Jul-97        25,466           18,109
31-Aug-97        26,451           18,523
30-Sep-97        28,559           19,878
31-Oct-97        26,180           19,005
30-Nov-97        25,626           18,882
31-Dec-97        24,874           19,212
31-Jan-98        24,261           18,909
28-Feb-98        25,966           20,307
31-Mar-98        27,045           21,145
30-Apr-98        27,425           21,262
31-May-98        25,978           20,117
30-Jun-98        25,021           20,159
31-Jul-98        22,629           18,527
31-Aug-98        17,331           14,929
30-Sep-98        17,760           16,098
31-Oct-98        20,041           16,754
30-Nov-98        22,703           17,632
31-Dec-98        25,585           18,723
31-Jan-99        27,756           18,972
28-Feb-99        26,064           17,435
31-Mar-99        26,775           17,707
30-Apr-99        29,302           19,294
31-May-99        31,571           19,576
30-Jun-99        35,103           20,461
31-Jul-99        35,839           19,900
31-Aug-99        35,913           19,164
30-Sep-99        39,224           19,167
31-Oct-99        42,179           19,246
30-Nov-99        48,917           20,395
31-Dec-99        58,719           22,704
31-Jan-00        62,898           22,338
29-Feb-00        79,118           26,026
31-Mar-00        71,045           24,311
30-Apr-00        62,092           22,848

AVERAGE ANNUAL RETURNS FOR PERIODS ENDED 4/30/00

1 YEAR     3 YEARS     5 YEARS     SINCE INCEPTION (6/30/94)
------------------------------------------------------------
111.91%     44.82%      40.35%              36.75%

ANNUAL RETURNS                       TOP TEN HOLDINGS

6/30/94-10/31/94*    +3.60%          ArthroCare Corp. ...............       5.0%
11/01/94-10/31/95   +38.68%          Spectra-Physics Lasers, Inc. ...       3.9%
11/01/95-10/31/96   +41.46%          Anaren Microwave, Inc. .........       3.4%
11/01/96-10/31/97   +28.80%          TeleTech Holdings, Inc. ........       2.8%
11/01/97-10/31/98   -23.45%          Netopia, Inc. ..................       2.8%
11/01/98-10/31/99  +110.46%          MDSI Mobile Data Solutions, Inc.       2.5%
11/01/99-4/30/00*   +47.21%          California Micro Devices Corp. .       2.5%
                                     Gene Logic, Inc. ...............       2.3%
                                     Rent-Way, Inc. .................       2.1%
                                     Keithley Instruments, Inc. .....       1.6%
                                             TOTAL ..................      28.9%

*Unannualized (1) Assumes initial investment of $10,000 on inception date, June 30, 1994. Performance data illustrated is historical. Past performance is not predictive of future performance. Share price and return will vary so that a gain or loss may be realized when shares are sold. All performance figures assume reinvestment of dividends. Management fees and other expenses are included in the Fund's performance; however, fees and expenses are not incorporated in the Russell 2000 Index. The returns shown were achieved during a period of generally rising market values, especially in the technology sector. Investors should not expect that such favorable returns can be achieved consistently. Past performance does not guarantee future results. Share price and return will vary so that your shares when redeemed may be worth more or less than their original value. All performance figures assume the reinvestment of all dividends and capital gains. Investments in newly emerging companies are subject to erratic earning patterns, competitive conditions within the industry, limited earnings history and the reliance on one or a limited number of products. Unlike the Fremont U.S. Micro-Cap Fund, the Russell 2000, an index of small capitalization U.S. equities is not available for investment and does not incur expenses.

8 and 9  FREMONT MUTUAL FUNDS

--------------------------------------------------------------------------------
FREMONT U.S. SMALL CAP FUND
--------------------------------------------------------------------------------

David G. Kern, CFA,
Portfolio Manager
Kern Capital Management LLC

[PHOTO]

David G. Kern, CFA

------------
FUND PROFILE
------------

U.S. small cap stocks offer tremendous opportunity to professional investors dedicated to hands on fundamental research. Through rigorous fundamental analysis, including visits with corporate managements, their suppliers, customers and competitors, Fund management strives to identify small relatively unknown companies with the potential to become larger and more successful over time.

Research is concentrated in industries with the greatest level of innovation such as technology, healthcare, consumer, and services. The research process focuses on answering three basic questions: how attractive is the business; how strong is management; and how much is the company worth?

Portfolio Manager David G. Kern, CFA co-founded Kern Capital Management LLC, a firm dedicated exclusively to small company stock research and portfolio management.

To Our Shareholders,

     For the six months ended April 30, 2000, the Fremont U.S. Small Cap Fund returned 38.23% versus the Russell 2000 Index's 18.72% gain.

     We are pleased with the performance of the Fund during the first half fiscal 2000. However, it was a period marked by tremendous volatility, with small cap stocks going straight up from November through February and straight down in March and April. The Fund posted excellent returns in November, December and February--outperforming its Russell 2000 benchmark by a wide margin. In January, partly due to the strong performance of the prior two months, the Fund lost ground on its benchmark. Although we began to get more cautious during February, the correction during March and April took its toll on the Fund's performance.

     During challenging small-cap stock markets, our investment strategy focuses on those companies we believe are best positioned to attract favorable investor attention when the market turns around. We will usually decrease or eliminate positions where the near term fundamental outlook is less clear or our investment time horizon has been pushed out. This strategy has worked very well for us in the past and we believe will once again be effective when the small cap market rights itself.

     When will the small cap market stabilize? In the last several weeks, generally good first quarter earnings reports have helped put a floor under small cap stock prices. However, as we head into the summer news doldrums, investor focus will likely shift from these good earnings to pondering whether still rather richly valued companies will meet earnings expectations in the second and third quarters, typically a more difficult period for technology companies. In essence, over the next several months, no news may not be good news for small cap stocks. With a higher than normal cash position due to profit taking and strong cash flows, we believe the Fund is well positioned to take advantage of further volatility by buying the best companies at more attractive valuations.

     Looking past the next several months, we believe innovation will drive earnings and the recognition of selected small-cap stocks. In essence, we think the advance will be more discriminating. Throughout 1999 and into early 2000, investors were throwing a lot of money into stocks with no profits and questionable business plans. These were the kind of stocks that sustained the most damage in the recent correction. Going forward, investors will likely focus on companies with well conceived business models, strong cash flows, and either real earnings or the realistic potential of becoming profitable in the not too distant future.

     Let me give you an example. TeleTech is in the electronic Customer Relationship Management (eCRM) business. In the 1990's, corporate information technology (IT) departments spent enormous sums of money building back office systems for doing things like inventory management, general ledger accounting, and payroll services. This was the business that put companies like SAP, Oracle, and PeopleSoft on the map. Now IT officers are spending lots of money on the front office--software and systems for interfacing with their customers. TeleTech is a major beneficiary.

     We have owned TeleTech for over two years and have steadily added to our position as the fundamentals have kept improving. TeleTech is now poised to take a giant step forward. In late 1999, the company announced a joint venture with Ford Motor Company to handle all of Ford's customer relationship management--a deal that in a few years could equal the size of TeleTech's revenues today. TeleTech has added some additional marquee names to its client list this year, including Allstate Insurance, Quest, Bell Atlantic, and North Point, a rapidly growing provider of DSL for high speed internet access. Importantly, TeleTech is taking the necessary steps to effectively manage its growth. It has added management depth through the hiring of a new CEO/President and Chief Financial Officer, and the sales, marketing, and technology staffs have been beefed up as well. We think this will help insure against the kind of earnings stumbles that have plagued so many fast growing small companies.

     We are forecasting TeleTech's revenues to grow over 30% annually for the next several years. We believe operating margins will expand from high single digits to a mid-teen percentage rate as new customers are rolled out. Earnings should grow from $0.62 per share this year to at least $0.90 in 2001, and continue accelerating as margins expand. The stock is trading around 35 times our 2001 earnings estimates, in our opinion a very reasonable valuation for a company with such strong fundamentals.

     In closing, we are pleased with the Fund's performance record over the past year. We believe our focus on the most innovative sectors of the American economy and our research intensive stock selection process, keyed on finding high quality companies in the early stages of their major growth cycles, will continue to deliver superior returns.

Sincerely,

/s/ David G. Kern

David G. Kern
Portfolio Manager

--------------------------------------------------------------------------------
FREMONT U.S. SMALL CAP FUND
SECTOR DIVERSIFICATION
AS OF 4/30/00
--------------------------------------------------------------------------------

[GRAPHIC OMITTED]

BUSINESS EQUIPMENT & SERVICES (18.0%)
CASH (19.9%)
OTHER (6.1%)
CONSUMER DURABLES (4.7%)
RETAIL (7.4%)
UTILITIES (4.9%)
HEALTH CARE (9.9%)
TECHNOLOGY (SOFTWARE) (11.0%)
TECHNOLOGY (EQUIPMENT) (5.7%)
TECHNOLOGY (COMPONENTS) (12.4%)

--------------------------------------------------------------------------------
GROWTH OF $10,000 (1)

[GRAPHIC OMITTED]

                  FREMONT U.S.        RUSSELL 2000
                 SMALL CAP FUND          INDEX
                 --------------          -----
23-Sep-97            10,000              10,000
30-Sep-97            10,060              10,103
31-Oct-97             9,594               9,659
30-Nov-97             9,474               9,597
31-Dec-97             9,557               9,765
31-Jan-98             9,547               9,611
28-Feb-98            10,510              10,321
31-Mar-98            11,021              10,747
30-Apr-98            10,961              10,806
31-May-98            10,169              10,224
30-Jun-98            10,660              10,246
31-Jul-98             9,717               9,416
31-Aug-98             7,481               7,588
30-Sep-98             7,992               8,182
31-Oct-98             8,895               8,515
30-Nov-98             9,777               8,961
31-Dec-98            11,242               9,516
31-Jan-99            11,803               9,643
28-Feb-99            10,740               8,861
31-Mar-99            11,683               9,000
30-Apr-99            12,274               9,806
31-May-99            12,525               9,949
30-Jun-99            13,729              10,399
31-Jul-99            14,621              10,114
31-Aug-99            14,561               9,740
30-Sep-99            15,614               9,742
31-Oct-99            16,420               9,782
30-Nov-99            19,894              10,366
31-Dec-99            25,320              11,539
31-Jan-00            23,390              11,353
29-Feb-00            29,859              13,228
31-Mar-00            26,777              12,356
30-Apr-00            22,699              11,612


AVERAGE ANNUAL RETURNS FOR PERIODS ENDED 4/30/00

1 YEAR     SINCE INCEPTION (9/24/97)
------------------------------------
84.92%               37.09%

ANNUAL RETURNS                  TOP TEN HOLDINGS

9/24/97-10/31/97*    -4.06%     TeleTech Holdings, Inc. ................    7.2%
11/01/97-10/31/98    -7.29%     Anaren Microwave, Inc. .................    5.9%
11/01/98-10/31/99   +84.60%     Arthrocare Corp. .......................    3.3%
11/01/99-4/30/00*   +38.23%     Netopia, Inc. ..........................    3.1%
                                Calpine Corp. ..........................    3.1%
                                Cabletron Systems ......................    2.6%
                                Guess?, Inc. ...........................    2.5%
                                Rent-Way, Inc. .........................    2.5%
                                Copper Mountain Networks, Inc. .........    2.3%
                                Penton Media, Inc. .....................    2.3%
                                        TOTAL ..........................   34.8%

*Unannualized (1) Assumes initial investment of $10,000 on inception date, Spetember 24, 1997. Performance data illustrated is historical. Past performance is not predictive of future performance. Share price and return will vary so that a gain or loss may be realized when shares are sold. All performance figures assume reinvestment of dividends. Management fees and other expenses are included in the Fund's performance; however, fees and expenses are not incorporated in the Russell 2000 Index. The returns shown were achieved during a period of generally rising market values, especially in the technology sector. In addition a significant portion of the Fund's performance can be attributed to investments in Initial Public Offerings (IPOs). Investors should not expect that such favorable returns can be achieved consistently. Past performance does not guarantee future results. Share price and return will vary so that your shares when redeemed may be worth more or less than their original value. All performance figures assume the reinvestment of all dividends and capital gains. Investments in newly emerging companies are subject to erratic earning patterns, competitive conditions within the industry, limited earnings history and the reliance on one or a limited number of products. Unlike the Fremont U.S. Small Cap Fund, the Russell 2000, an index of small capitalization U.S. equities is not available for investment and does not incur expenses.

10 and 11  FREMONT MUTUAL FUNDS

--------------------------------------------------------------------------------
FREMONT GROWTH FUND
--------------------------------------------------------------------------------

W. Kent Copa, Debra McNeill,
and Peter Landini
Fremont Investment Advisors, Inc.

[PHOTO]

W. Kent Copa, CFA

------------
FUND PROFILE
------------

The Fremont Growth Fund invests principally in large capitalization U.S. stocks. The goal is to outperform the Standand & Poor's 500 and the average of its large cap growth stock fund peer group.

Superior earnings growth generally translates into superior stock performance. However, stocks with excellent earnings records often trade at high valuations and unanticipated earnings disappointments can result in sharp declines. In short, reward potential is accompanied by a somewhat higher level of risk. Through quantitative analysis, the portfolio management team seeks to identify stocks with superior earnings growth prospects trading at reasonable valuations. The goal is to build a diversified portfolio with favorable risk/reward characteristics.

Portfolio Co-Managers Ken Copa, Debra McNeill, and Peter Landini have a combined 43 years of professional investment experience.

To Our Shareholders,

     For the six month period ended April 30, 2000, the Fremont Growth Fund returned 7.11% compared to the Standard & Poor's 500 Index's 7.21% and the Lipper Large Cap Value Fund Average's 2.44% respective gains. We are pleased the Fund delivered solid absolute returns and favorable results versus our peer group benchmark during this reporting period. The S&P 500 edged us by the slimmest of margins--in our opinion, the result of still relatively narrow market leadership and the absence of any valuation perspective in some of the top performing stocks in the Index.

     Our Lipper peer group benchmark has changed. Lipper Analytical Services has sub-divided its former all-encompassing large cap growth fund category into three new peer group indices: Growth, Value, and Core. The Fund has been assigned to the Lipper Large Cap Value Fund category--a reflection of the fact that we don't like to overpay for growth. Our investment approach hasn't changed. Our methodology is designed to build a portfolio with a higher earnings growth rate and a lower price/earnings multiple than the S&P 500. That is precisely what we have done. At the close of this reporting period, the portfolio's annualized 5 year projected earnings growth rate is 19.80% versus the S&P 500's 18.88%, and its price/earnings ratio is 24.3 compared to the S&P's
28.7. Over the long term, we believe faster growth at a cheaper price will translate into superior performance.

     During the first four months of this reporting period, our technology holdings excelled. They also held up remarkably well in the March/April correction compared to the "dot com" companies, whose bubble burst as investors finally began questioning sky high valuations for companies with no profits. We sense that day traders, who care little about earnings or fundamentals of any description, are chasing themselves out of the market, leaving the future of technology stocks in the hands of more seasoned and rational institutional investors. We believe high quality technology companies that meet earnings growth expectations will continue to be stock market leaders.

     The Fund's best performance relative to corresponding S&P industry group categories came from our capital goods and utilities holdings. Our financial services investments were a drag on performance. Our limited positions in the basic materials sector also disappointed.

     Investment pundits have separated stocks into two categories: "old economy" prey and "new economy" predators. There is really a third category of stocks in the market. "Old economy" companies that change with the times--the proverbial old dogs who learn new tricks. Corning is a great example.

     Corning was on the cutting edge back in 1851 when it supplied Thomas Edison with the glass for his first light bulb. Then came a new technological development for Corning, the introduction of the television tubes. Post WWII, Corning targeted another growth area with freezer-to-oven cookware. Over the last 10 years Corning has repositioned itself to become one of the major players in the telecommunications revolution. Corning was on the leading edge of the optical network market nearly 10 years ago and is now positioned to profit from the highest growth sectors of this market. For example, Corning is one of just three manufacturers of Erbium Doped Fibre Amplifiers--the instruments that continually recharge the light signals carried over long-haul fiber optic networks. With estimated revenues of $930m in 1999, this market was twice the size of any of the other component markets except source lasers. Corning also has one of the three dominant technologies in optical switching whereby messages (data, etc.) can be routed optically rather than converting the message to electricity and then back to light.

     Corning's earnings are expected to increase from $1.92 per share in 1999 to $2.75 this year and $3.37 in 2001. With a P/E of more than 70 times year 2000 projected earnings, Corning is no longer a steal. But, in view of its strong position in the fastest growth sectors of the telecommunications technology market and the valuations of other leaders in this industry--J.D.S. Uniphase currently trades at 270 times year 2000 earnings projections--Corning qualifies as reasonably good value.

     In closing, we are pleased with the Fund's return during this reporting period. The portfolio has the fundamental characteristics we believe will translate into superior long-term performance versus the S&P500 and our peer group. Leading mutual fund monitoring company Morningstar appears to agree, as is evidenced by the Fund's four star ranking.

Sincerely,

/s/ Kent Copa       /s/ Deborah McNeil
/s/ Pete Landini

Kent Copa, Deborah McNeil,
& Pete Landini
Portfolio Co-Managers

--------------------------------------------------------------------------------
FREMONT GROWTH FUND
SECTOR DIVERSIFICATION
AS OF 4/30/00
--------------------------------------------------------------------------------

[GRAPHIC OMITTED]

FINANCIAL SERVICES (14.5%)
CASH (6.1%)
OTHER (6.0%)
BUSINESS EQUIPMENT & SERVICES (4.3%)
CONSUMER NON-DURABLES (4.5%)
CAPITAL GOODS (4.9%)
TECHNOLOGY (COMPONENTS) (6.2%)
RETAIL (6.6%)
ENERGY (6.6%)
HEALTH CARE (7.9%)
TECHNOLOGY (SOFTWARE) (9.9%)
TECHNOLOGY (EQUIPMENT) (10.2%)
UTILITIES (12.3%)

--------------------------------------------------------------------------------
GROWTH OF $10,000 (1)

[GRAPHIC OMITTED]

                    FREMONT GROWTH           S&P 500
                         FUND                 INDEX
                         ----                 -----
14-Aug-92               10,000               10,000
31-Aug-92                9,899                9,873
30-Sep-92               10,091                9,987
31-Oct-92               10,200               10,023
30-Nov-92               10,655               10,361
31-Dec-92               10,822               10,495
31-Jan-93               10,954               10,572
28-Feb-93               10,843               10,716
31-Mar-93               11,005               10,947
30-Apr-93               10,609               10,679
31-May-93               10,863               10,964
30-Jun-93               10,945               11,000
31-Jul-93               10,935               10,946
31-Aug-93               11,302               11,359
30-Sep-93               11,414               11,276
31-Oct-93               11,506               11,507
30-Nov-93               11,270               11,404
31-Dec-93               11,516               11,544
31-Jan-94               11,907               11,932
28-Feb-94               11,536               11,608
31-Mar-94               10,929               11,104
30-Apr-94               11,052               11,248
31-May-94               11,093               11,432
30-Jun-94               10,722               11,149
31-Jul-94               11,155               11,518
31-Aug-94               11,724               11,986
30-Sep-94               11,476               11,696
31-Oct-94               11,704               11,965
30-Nov-94               11,335               11,526
31-Dec-94               11,563               11,695
31-Jan-95               11,609               11,998
28-Feb-95               11,987               12,463
31-Mar-95               12,307               12,832
30-Apr-95               12,570               13,210
31-May-95               12,982               13,733
30-Jun-95               13,622               14,056
31-Jul-95               14,228               14,524
31-Aug-95               14,423               14,558
30-Sep-95               14,983               15,164
31-Oct-95               14,995               15,122
30-Nov-95               15,477               15,787
31-Dec-95               15,449               16,079
31-Jan-96               15,898               16,633
29-Feb-96               16,092               16,793
31-Mar-96               16,032               16,954
30-Apr-96               16,517               17,204
31-May-96               17,087               17,647
30-Jun-96               17,184               17,714
31-Jul-96               16,347               16,932
31-Aug-96               16,638               17,289
30-Sep-96               17,852               18,262
31-Oct-96               18,303               18,766
30-Nov-96               19,631               20,184
31-Dec-96               19,326               19,784
31-Jan-97               20,204               21,021
28-Feb-97               20,326               21,185
31-Mar-97               19,614               20,314
30-Apr-97               20,341               21,527
31-May-97               21,507               22,838
30-Jun-97               22,279               23,861
31-Jul-97               24,218               25,760
31-Aug-97               23,218               24,317
30-Sep-97               24,521               25,648
31-Oct-97               23,658               24,792
30-Nov-97               24,448               25,939
31-Dec-97               24,923               26,385
31-Jan-98               24,535               26,677
28-Feb-98               26,247               28,601
31-Mar-98               27,426               30,065
30-Apr-98               27,749               30,368
31-May-98               27,281               29,846
30-Jun-98               27,313               31,058
31-Jul-98               26,602               30,727
31-Aug-98               21,870               26,285
30-Sep-98               23,646               27,968
31-Oct-98               25,384               30,243
30-Nov-98               26,917               32,076
31-Dec-98               28,879               33,925
31-Jan-99               30,234               35,343
28-Feb-99               29,030               34,244
31-Mar-99               29,801               35,614
30-Apr-99               30,798               36,993
31-May-99               30,046               36,119
30-Jun-99               32,134               38,124
31-Jul-99               30,817               36,934
31-Aug-99               30,535               36,750
30-Sep-99               29,782               35,743
31-Oct-99               31,538               38,005
30-Nov-99               31,919               38,780
31-Dec-99               33,845               41,064
31-Jan-00               31,871               39,003
29-Feb-00               31,511               38,265
31-Mar-00               34,821               42,008
30-Apr-00               33,781               40,743

AVERAGE ANNUAL RETURNS FOR PERIODS ENDED 4/30/00

1 YEAR     5 YEARS     SINCE INCEPTION (8/14/92)
------------------------------------------------
 9.69%      21.85%              17.10%

ANNUAL RETURNS                  TOP TEN HOLDINGS

8/14/92-10/31/92*    +2.00%     General Electric Co. ...................    3.9%
11/01/92-10/31/93   +12.80%     Cisco Systems, Inc. ....................    3.6%
11/01/93-10/31/94    +1.72%     Intel Corp. ............................    3.5%
11/01/94-10/31/95   +28.12%     Exxon Mobil Corp. ......................    3.3%
11/01/95-10/31/96   +22.06%     Microsoft Corp. ........................    2.8%
11/01/96-10/31/97   +29.26%     Citigroup, Inc. ........................    2.1%
11/01/97-10/31/98    +7.30%     Ford Motor Co. .........................    2.0%
11/01/98-10/31/99   +24.24%     Wal-Mart Stores, Inc. ..................    2.0%
11/01/99-4/30/00*    +7.11%     Texas Utilities Co. ....................    2.0%
                                Oracle Corp. ...........................    1.8%
                                        TOTAL ..........................   27.0%

*Unannualized (1) Assumes initial investment of $10,000 on inception date, August 14, 1992. Performance data illustrated is historical. Past performance is not predictive of future performance. Share price and return will vary so that a gain or loss may be realized when shares are sold. All performance figures assume reinvestment of dividends. Management fees and other expenses are included in the Fund's performance; however, fees and expenses are not incorporated in the S&P 500 Index.

12 and 13  FREMONT MUTUAL FUNDS

--------------------------------------------------------------------------------
FREMONT REAL ESTATE SECURITIES FUND
--------------------------------------------------------------------------------

Portfolio Co-Managers
John Kramer and Paul Gray
Sub-Advisor Kensington
Investment Group

[PHOTO]

John Kramer

------------
FUND PROFILE
------------

The commercial real estate industry is in the early stages of a major transformation. Privately held real estate empires are being replaced by financially strong, well managed, publicly traded companies, that buy, sell and manage commercial property throughout the U.S. In the process, stock market investors are being given an unprecedented opportunity to participate in an industry that has generated enormous wealth.

Portfolio Co-Managers John Kramer and Paul Gray monitor macro-economic trends, supply/demand dynamics and industry fundamentals in allocating assets to real estate securities (primarily Real Estate Investment Trusts or REITs) in different commercial sectors including office, apartment, retail, hotel and industrial. Individual securities selection is based on the analysis of the company's acquisition, development and operating records; earnings and dividend growth potential; and valuation relative to other publicly traded real estate companies.

To Our Shareholders,

     For the six month period ended April 30, 2000, the Fremont Real Estate Fund returned 6.97%, compared to the National Association of Real Estate Investment Trusts (NAREIT) Composite Index's 9.89% gain. We are pleased the Fund delivered solid returns during this reporting period and not particularly surprised it modestly underperformed the benchmark NAREIT Index. In the early stages of a rally, money tends to flow to the larger cap real estate securities that have the greatest impact on the performance of the capitalization weighted NAREIT. Eventually, investors looking for better value and higher yields gravitate to the smaller real estate companies we favor.

     Much of the Fund's progress came in the last two months of this reporting period. The real estate securities rally was sparked by investors rotating out of richly priced technology stocks and into value and yield oriented market sectors. Since the Nasdaq Index peaked on March 10, it is down about 30% while REITs are up about 10%.

     The last few real estate securities rallies have been shortlived, but we believe this one has some staying power. Why? First and foremost, after a bear market in real estate securities that stretched from September 1997 through December 1999, the group is substantially undervalued. For only the third time since 1991, REITs are trading at a discount to underlying property values. The average dividend yield is around 7%, relatively high by historical standards and well above the yields offered in any other equities sector. Dividends are well covered by cash flow. Average annual dividend growth of about 5% should accelerate as more real estate companies bump up against minimum pay-out requirements (REITs must pay out 95% of taxable income in dividends).

     More importantly, we believe investors are beginning to recognize that with more efficient public capital markets controlling an increasing amount of the cash available to the real estate industry, the mistakes of the past--primarily overbuilding during good times--are much less likely to be repeated. We could see real estate securities retreat temporarily if tech stocks get hot again and siphon money out of value sectors of the market. But, longer term, we believe they are poised to deliver attractive annualized returns.

     The relative health of the real estate industry is a function of supply and demand. The economy is currently growing at about 6% annually and demand for space is strong. With interest rates rising, already limited supply may be further constrained as higher interest rates discourage construction borrowing. In 2000, we expect a 3% increase in new inventory to be easily absorbed by the strong U.S. economic growth. With the Fed pumping the monetary brakes, economic growth will likely moderate. However, barring a real economic slump, real estate should continue to enjoy a favorable supply/demand balance.

     The Fund holds interests in a number of companies which we describe as "event driven situations." These are REITs which are trading at significant discounts to our estimate of the value of their property portfolios and are candidates for acquisition or liquidation. We believe several of these companies will be snapped up by other real estate companies or management led leveraged buyout groups, producing solid profits for the portfolio.

     Banyan Strategic Realty provides an example of an event driven situation. This Chicago-based owner of office and office/industrial properties is a micro-cap REIT with a market capitalization of just $78 million. We estimate Banyan's properties are worth in excess of $8 per share, over 30% more than the stock's recent trading price. Although earnings growth is positive and Banyan currently has an attractive 8% yield, the real story here is that two activist shareholders (who together own 36% of the shares and equivalents outstanding) are busy reviewing options which we believe will result in a sale or merger of the company. We expect such a transaction will be completed within the next 12-18 months.

     In closing, since its inception the Fund has been operating in a very challenging environment for real estate investing. We think the tide has turned and are pleased to have achieved solid gains in first half fiscal 2000. We are dedicated to building on this success going forward.

Sincerely,

/s/ John Kramer     /s/ Paul Gray

John Kramer and Paul Gray
Portfolio Co-Managers

--------------------------------------------------------------------------------
FREMONT REAL ESTATE SECURITIES FUND
SECTOR DIVERSIFICATION
AS OF 04/30/00
--------------------------------------------------------------------------------

[GRAPHIC OMITTED]

SHORT-TERM SECURITIES (1.5%)
OTHER (21.7%)
NON REIT (SHELTER) (6.4%)
REIT (APARTMENTS) (7.8%)
REIT (OFFICE/INDUSTRIAL) (10.1%)
REIT (COMMUNITY CENTERS) (11.4%)
REIT (OFFICE) (41.1%)

--------------------------------------------------------------------------------
GROWTH OF $10,000 (1)

[GRAPHIC OMITTED]

                      FREMONT REAL
                   ESTATE SECURITIES      NAREIT ALL
                          FUND               INDEX
                          ----               -----
31-Dec-97                10,000             10,000
31-Jan-98                 9,940              9,953
28-Feb-98                 9,910              9,784
31-Mar-98                10,180              9,945
30-Apr-98                 9,940              9,626
31-May-98                 9,760              9,544
30-Jun-98                 9,640              9,485
31-Jul-98                 9,200              8,863
31-Aug-98                 8,210              7,945
30-Sep-98                 8,510              8,450
31-Oct-98                 8,122              8,220
30-Nov-98                 8,245              8,370
31-Dec-98                 8,225              8,118
31-Jan-99                 8,131              7,956
28-Feb-99                 7,955              7,742
31-Mar-99                 7,893              7,704
30-Apr-99                 8,588              8,452
31-May-99                 8,914              8,638
30-Jun-99                 9,103              8,518
31-Jul-99                 8,794              8,206
31-Aug-99                 8,538              8,027
30-Sep-99                 8,463              7,728
31-Oct-99                 8,117              7,529
30-Nov-99                 8,247              7,371
31-Dec-99                 8,412              7,592
31-Jan-00                 8,236              7,618
29-Feb-00                 8,126              7,518
31-Mar-00                 8,236              7,761
30-Apr-00                 8,683              8,273

AVERAGE ANNUAL RETURNS FOR PERIODS ENDED 04/30/00

1 YEAR     SINCE INCEPTION (12/31/97)
-------------------------------------
 1.11%              -5.88%

ANNUAL RETURNS                  TOP TEN HOLDINGS

12/31/97-10/31/98*  -18.78%     Banyan Strategic Realty Trust ..........    8.8%
11/01/98-10/31/99    -0.07%     Koger Equity REIT ......................    6.6%
11/01/99-4/30/00*    +6.97%     American Industrial Properties REIT ....    5.4%
                                Equity Residential Properties Trust ....    5.3%
                                Wellsford Real Properties, Inc. ........    4.3%
                                Malan Realty Investors, Inc. ...........    4.0%
                                Brandywine Realty Trust ................    4.0%
                                Burnham Pacific Properties, Inc. .......    3.7%
                                Equity Office Properties Trust .........    3.6%
                                Highwoods Properties, Inc. .............    3.5%
                                        TOTAL ..........................   49.2%

*Unannualized (1) Assumes initial investment of $10,000 on inception date, December 31, 1997. Performance data illustrated is historical. Past performance is not predictive of future performance. Share price and return will vary so that a gain or loss may be realized when shares are sold. All performance figures assume reinvestment of dividends. Management fees and other expenses are included in the Fund's performance; however, fees and expenses are not incorporated in the National Association of Real Estate Investments Trusts(R) (NAREIT) ALL Index.

14 and 15  FREMONT MUTUAL FUNDS

--------------------------------------------------------------------------------
FREMONT BOND FUND
--------------------------------------------------------------------------------

Bill Gross
Portfolio Manager
Founder & Managing Director
Pacific Investment Management
Company (PIMCO)

[PHOTO]

Bill Gross

------------
FUND PROFILE
------------

The Fremont Bond Fund invests in high quality corporate, mortgage-backed, hedged-international, and government bonds. The Fund's goal is to consistently provide attractive risk-adjusted returns relative to the broad fixed-income market.

Three main principles embody the Fund's investment philosophy: First, portfolio strategy is driven by longer-term trends in interest rates (three- to five-year economic, demographic, and political forecasts are updated annually to identify their potential impact on long-term interest rate trends); Second, consistent performance is achieved by avoiding extreme swings in portfolio maturity/duration; and Lastly, emphasis is placed on adding value through the analysis of traditional variables such as sector, coupon, and credit quality.

Portfolio Manager Bill Gross, founder and managing director of Pacific Investment Management Company (PIMCO), has 29 years of professional fixed income investment experience. In addition to serving as the sub-advisor to the Fremont Bond Fund, PIMCO manages over $190 billion in fixed income investments for institutional clients.

To Our Shareholders,

     For the semi-annual period ending April 30, 2000, the Fremont Bond Fund outperformed its benchmark: the Fund returned 2.45% versus 1.41% for the Lehman Brothers Aggregate Index.

     Perhaps the most compelling changes occurring during this period were the four successive 25 basis point (0.25%) rate hikes by the Federal Reserve. While Fed activity caused short-term Treasury yields to rise nearly 80 basis points, the yield on 30-year Treasuries fell 20 basis points (closing the month of April at 5.96%). The fall in Treasury bond yields was due to investor concern that the government's debt buyback program would create a scarcity of long-term Treasuries. Yields on longer maturity mortgages and corporate bonds did not fall in line with Treasuries, and therefore underperformed for the period.

     The Fed suggested that more rate hikes are likely in an effort to offset inflationary imbalances in the economy, which are caused by increases in demand exceeding the growth in potential supply. Those imbalances include the record U.S. trade deficit, high corporate and individual debt levels and tight labor markets. Strong equity and housing markets also represent a potential threat because they create a wealth effect that fuels consumer demand. Still, actual inflation remained relatively subdued. While effects of increased energy prices showed up in higher headline consumer price inflation, the core rate outside of energy and food costs was little changed.

Portfolio Recap

     Maintaining average portfolio duration (a measure of price sensitivity to changing interest rates) below benchmark was positive for performance as rates rose. Also, our migration to longer maturity Treasuries was positive as long-term Treasuries rallied and the yield curve inverted.

     An overweight in mortgages detracted slightly from performance as increased volatility pushed yield premiums wider. Our overweight in investment-grade corporates helped performance due to a focus on higher quality, shorter-maturity selections. Real return bonds outperformed like-duration Treasuries, adding to performance, as long-term real yields fell.

     A modest allocation to below-investment grade bonds was slightly negative due to cash outflows from the sector (resulting from growing credit quality concerns). Emerging market bonds enhanced returns amid stronger global growth and higher commodity prices.

Outlook and Strategy

     We expect U.S. growth to slow as higher interest rates curb growth in the housing market and investment spending. European growth will pick up and approach that of the U.S. due to a relatively accommodative monetary policy and the weak euro. The Japanese economy will remain weak as highly stimulative government spending programs show few signs of sparking sustainable expansion.

     U.S. inflation will remain above last year's relatively low levels following recent increases in commodity and import prices, but will moderate later this year after the impact of higher oil prices has been realized. European inflation will increase but remain below that of the U.S. because Europe's expansion is in an earlier stage and its unused capacity is greater, especially in the labor market.

     Financial imbalances in the economy make portfolio quality critical to portfolio composition. Japan is not the only country where mounting debt poses risks. The U.S. is also vulnerable to higher interest rates and/or declining asset prices because of financial imbalances. Non-U.S. investors may eventually require higher rates to finance the record U.S. current account deficit. Current high levels of consumer and corporate debt will be hard to sustain if the assets backing the debt (stocks, for example) fall in value.

     Avoiding adverse price performance arising from credit deterioration will be critical for earning superior returns in this environment. Longer maturity Treasuries, which will benefit from U.S. budget surpluses and debt buybacks, are one alternative. Mortgages are another because they offer attractive yields relative to Treasuries with little or no credit risk. GNMA mortgages, for example, are backed by the "full faith and credit" of the U.S. government. Corporate and emerging market bonds are most vulnerable to declines in credit quality, though their attractive yields may compensate for the added risk. Among developed non-U.S. markets, European and Japanese government bonds are likely to lag Treasuries as European growth converges with the U.S. and concerns about Japan's credit standing increase.

Sincerely,

/s/ Bill Gross

Bill Gross
Portfolio Manager

--------------------------------------------------------------------------------
FREMONT BOND FUND
PORTFOLIO CREDIT QUALITY
AS OF 4/30/00
--------------------------------------------------------------------------------

[GRAPHIC OMITTED]

AAA (63.2%)
AA (5.7%)
A (16.1%)
BBB (9.2%)
BB (4.6%)
B (1.2%)

--------------------------------------------------------------------------------
GROWTH OF $10,000 (1)

[GRAPHIC OMITTED]

                                       LEHMAN BROS.
                       FREMONT          AGGREGATE
                      BOND FUND         BOND INDEX
                      ---------         ----------
30-Apr-93               10,000            10,000
31-May-93                9,963            10,013
30-Jun-93               10,182            10,194
31-Jul-93               10,198            10,252
31-Aug-93               10,415            10,432
30-Sep-93               10,481            10,460
31-Oct-93               10,515            10,499
30-Nov-93               10,366            10,410
31-Dec-93               10,437            10,466
31-Jan-94               10,585            10,607
28-Feb-94               10,388            10,423
31-Mar-94               10,147            10,166
30-Apr-94               10,049            10,085
31-May-94                9,959            10,083
30-Jun-94               10,025            10,061
31-Jul-94               10,205            10,261
31-Aug-94               10,230            10,274
30-Sep-94               10,106            10,123
31-Oct-94               10,050            10,114
30-Nov-94               10,020            10,091
31-Dec-94               10,018            10,161
31-Jan-95               10,242            10,362
28-Feb-95               10,522            10,609
31-Mar-95               10,621            10,674
30-Apr-95               10,823            10,823
31-May-95               11,228            11,242
30-Jun-95               11,299            11,324
31-Jul-95               11,263            11,299
31-Aug-95               11,397            11,436
30-Sep-95               11,530            11,547
31-Oct-95               11,707            11,697
30-Nov-95               11,954            11,872
31-Dec-95               12,146            12,038
31-Jan-96               12,269            12,118
29-Feb-96               11,935            11,907
31-Mar-96               11,893            11,824
30-Apr-96               11,840            11,757
31-May-96               11,765            11,734
30-Jun-96               11,964            11,891
31-Jul-96               11,973            11,923
31-Aug-96               11,997            11,903
30-Sep-96               12,313            12,110
31-Oct-96               12,664            12,379
30-Nov-96               12,878            12,591
31-Dec-96               12,781            12,474
31-Jan-97               12,801            12,512
28-Feb-97               12,816            12,543
31-Mar-97               12,698            12,404
30-Apr-97               12,951            12,590
31-May-97               13,075            12,710
30-Jun-97               13,247            12,861
31-Jul-97               13,650            13,208
31-Aug-97               13,495            13,096
30-Sep-97               13,695            13,290
31-Oct-97               13,873            13,483
30-Nov-97               13,873            13,545
31-Dec-97               14,022            13,681
31-Jan-98               14,230            13,857
28-Feb-98               14,198            13,846
31-Mar-98               14,238            13,893
30-Apr-98               14,322            13,965
31-May-98               14,465            14,097
30-Jun-98               14,566            14,217
31-Jul-98               14,644            14,247
31-Aug-98               14,871            14,479
30-Sep-98               15,331            14,818
31-Oct-98               15,303            14,740
30-Nov-98               15,377            14,824
31-Dec-98               15,423            14,868
31-Jan-99               15,536            14,974
28-Feb-99               15,229            14,712
31-Mar-99               15,379            14,793
30-Apr-99               15,422            14,840
31-May-99               15,239            14,709
30-Jun-99               15,147            14,662
31-Jul-99               15,059            14,599
31-Aug-99               15,013            14,592
30-Sep-99               15,229            14,761
31-Oct-99               15,305            14,816
30-Nov-99               15,336            14,814
31-Dec-99               15,231            14,743
31-Jan-00               15,211            14,695
29-Feb-00               15,375            14,872
31-Mar-00               15,677            15,069
30-Apr-00               15,679            15,025

AVERAGE ANNUAL RETURNS FOR PERIODS ENDED 4/30/00

1 YEAR     5 YEARS     SINCE INCEPTION (4/30/93)
------------------------------------------------
 1.66%      7.69%                6.64%

ANNUAL RETURNS                  TOP TEN HOLDINGS

4/30/93-10/31/93*    +5.15%     30-yr. U.S. Treasury Bond Futures,
11/01/93-10/31/94    -4.42%        104 Contracts, Exp. Jun. 2000 .......   17.6%
11/01/94-10/31/95   +16.49%     30-yr U.S. Treasury Bond, 6.000%,
11/01/95-10/31/96    +8.18%        02/15/26 ............................    6.0%
11/01/96-10/31/97    +9.54%     GNMA CMO, 7.296%, 06/20/28 .............    5.8%
11/01/97-10/31/98   +10.31%     RFMSI CMO, 7.000%, 11/25/27 ............    4.4%
11/01/98-10/31/99    +0.01%     FHLMC CMO, 6.500%, 09/25/18 ............    3.2%
11/01/99-4/30/00*    +2.45%     General Motors Acceptance Corp.,
                                   5.750%, 11/10/03 ....................    3.0%
                                FNMA CMO, 7.200%, 05/25/23 .............    2.9%
                                90-day Euro Dollar Futures,
                                   95 Contracts, Exp. Mar. 2001 ........    2.1%
                                WorldCom, Inc., 6.125%, 08/15/01 .......    1.1%
                                GNMA II, 6.375%, 04/20/21 ..............    0.4%
                                       TOTAL ...........................   46.5%

*Unannualized (1) Assumes initial investment of $10,000 on inception date, April 30, 1993. Performance data illustrated is historical. Past performance is not predictive of future performance. Share price and return will vary so that a gain or loss may be realized when shares are sold. All performance figures assume reinvestment of dividends. Management fees and other expenses are included in the Fund's performance; however, fees and expenses are not incorporated in the Lehman Bros. Aggregate Bond Index.

16 and 17  FREMONT MUTUAL FUNDS

--------------------------------------------------------------------------------
FREMONT MONEY MARKET FUND
--------------------------------------------------------------------------------

Norman Gee
Portfolio Manager
Fremont Investment Advisors, Inc.

[PHOTO]

Norman Gee

------------
FUND PROFILE
------------

Fremont Money Market Fund invests primarily in high-quality short-term debt securities (commercial paper) issued by U.S. corporations and U.S. subsidiaries of foreign corporations. The Fund will also take small positions in other investment-grade short-term debt instruments such as Yankee CDs (dollar denominated certificates of deposit in foreign banks).

Portfolio Manager Norman Gee strives to add value through price-sensitive trading and by identifying undervalued high quality money market securities. He will also make conservative adjustments to the portfolio's average maturity relative to the market in attempting to enhance total portfolio yield.

To Our Shareholders,

     For the six month period ended April 30, 2000, the Fremont Money Market Fund returned 2.78% compared to the IBC Money Market First Tier Taxable Average's 2.55%. We are pleased to report the Fremont Money Market Fund once again finished in the top quartile of comparable funds in the IBC money market fund universe.

     As I write, five 25 basis point (0.25%) Federal Reserve rate hikes have yet to slow down the fast track domestic economy. In fact, based on the last reported numbers, Gross Domestic Product (GDP) growth is accelerating. While, I've learned to take the government's economic reports with a few grains of salt--they are generally revised substantially not too long after being released--there is strong anecdotal evidence the economy continues to grow at a rate that will inspire inflation fighting Federal Reserve Chairman Alan Greenspan to keep pumping the monetary brakes. On a recent research swing through the Southeast, the flights I took were mostly full. Construction crews were working overtime in Miami, Memphis, and New Orleans, the local newspapers were bulging with help wanted classifieds, and the shops and restaurants were jammed with folks spending money. These are not signs the economy is slowing.

     Currently, there is some speculation that a wobbly stock market may restrain the Fed. I suspect that's wishful thinking. Although Chairman Greenspan has clearly stated that the "wealth effect" of a rising stock market is partially responsible for the economy's rapid expansion, I doubt the recent market volatility will alter the Fed's course of measured 25 basis point rate increases. If stocks really hit the skids, rate hikes may be put on hold. However, there is no sign of panic yet, and unless and until there is, I expect the Fed to continue to tighten the monetary screws. I am forecasting 25 basis point rate hikes at the Fed's next two scheduled meetings, and then, perhaps a brief respite later in the year to determine if more monetary discipline is required.

     In anticipation of higher short term interest rates, we have shortened the Fund's weighted average maturity to 53 days, well below the 60-70 day weighted average maturity the Fund maintained through most of fiscal 1999. By shortening the portfolio's weighted average maturity, we increase the speed in which assets are rolled over into higher yielding securities as short term interest rates rise. We have also reshaped the portfolio, moving from a "barbell" structure--heavy weightings on the short and long end of the maturity range--to "staged" maturity structure spread out relatively evenly along the 1-90 day money market maturity spectrum.

     We continue to invest in special situation securities that provide a small, but meaningful yield advantage. We recently purchased commercial paper from the U.S. subsidiaries of two companies head-quartered in Belgium. Dexia, is a unique private bank that helps finance government infrastructure projects and Solvay is a blue chip chemical company. The Dexia paper yields two basis points and the Solvay issue 5 basis points more than comparably rated commercial paper from U.S. based companies. Why the yield bonus? Because these are companies not widely known in the U.S. marketplace and, therefore, their commercial paper must be priced more attractively to attract buyers. When investing in the paper of U.S. subsidiaries of foreign corporations, we always investigate the credit quality of parent companies as well as the issuing subsidiaries. Consequently, I have scheduled another research trip to Europe to identify more of these kind of opportunities.

     In closing, with the Federal Reserve determined to slow the economy, we expect money market yields to continue to trend higher in the year ahead. Consequently, we have positioned the portfolio to take advantage of rising short term interest rates. We will continue to focus on strategies that can enhance the Fund's yield and keep it in the upper echelon of taxable money market funds.

Sincerely,

/s/ Norman Gee

Norman Gee
Senior Portfolio Manager

--------------------------------------------------------------------------------
FREMONT MONEY MARKET FUND
GEOGRAPHIC DIVERSIFICATION
AS OF 4/30/00
--------------------------------------------------------------------------------

[GRAPHIC OMITTED]

OTHER (3%)
SWITZERLAND (3%)
CANADA (3%)
FRANCE (4%)
BELGIUM (6%)
JAPAN (9%)
GERMANY (9%)
UNITED KINGDOM (12%)
UNITED STATES (51%)

--------------------------------------------------------------------------------
GROWTH OF $10,000 (1)

[GRAPHIC OMITTED]

                                                     IBC FIRST
                FREMONT MONEY     90-DAY U.S.      TIER TAXABLE
                 MARKET FUND        T-BILLS        PRIME AVERAGE
                 -----------        -------        -------------
18-Nov-88           10,000           10,000           10,000
30-Nov-88           10,027           10,026           10,025
31-Dec-88           10,096           10,093           10,090
31-Jan-89           10,170           10,163           10,159
28-Feb-89           10,237           10,236           10,228
31-Mar-89           10,315           10,311           10,300
30-Apr-89           10,389           10,383           10,377
31-May-89           10,475           10,457           10,452
30-Jun-89           10,552           10,526           10,528
31-Jul-89           10,630           10,592           10,600
31-Aug-89           10,705           10,661           10,670
30-Sep-89           10,775           10,731           10,741
31-Oct-89           10,852           10,813           10,812
30-Nov-89           10,924           10,887           10,881
31-Dec-89           10,993           10,955           10,949
31-Jan-90           11,067           11,027           11,017
28-Feb-90           11,132           11,093           11,084
31-Mar-90           11,202           11,168           11,152
30-Apr-90           11,276           11,240           11,221
31-May-90           11,350           11,317           11,291
30-Jun-90           11,420           11,390           11,360
31-Jul-90           11,498           11,465           11,429
31-Aug-90           11,573           11,540           11,498
30-Sep-90           11,640           11,610           11,567
31-Oct-90           11,719           11,682           11,636
30-Nov-90           11,792           11,751           11,704
31-Dec-90           11,867           11,821           11,773
31-Jan-91           11,941           11,888           11,839
28-Feb-91           12,005           11,946           11,901
31-Mar-91           12,065           12,008           11,959
30-Apr-91           12,134           12,066           12,015
31-May-91           12,195           12,124           12,068
30-Jun-91           12,249           12,180           12,121
31-Jul-91           12,312           12,238           12,174
31-Aug-91           12,369           12,296           12,227
30-Sep-91           12,427           12,350           12,278
31-Oct-91           12,482           12,404           12,328
30-Nov-91           12,531           12,454           12,375
31-Dec-91           12,584           12,500           12,422
31-Jan-92           12,630           12,543           12,464
29-Feb-92           12,668           12,582           12,502
31-Mar-92           12,708           12,625           12,540
30-Apr-92           12,744           12,666           12,576
31-May-92           12,779           12,707           12,612
30-Jun-92           12,817           12,745           12,647
31-Jul-92           12,852           12,784           12,680
31-Aug-92           12,885           12,819           12,711
30-Sep-92           12,917           12,852           12,741
31-Oct-92           12,947           12,884           12,769
30-Nov-92           12,978           12,916           12,798
31-Dec-92           13,008           12,951           12,828
31-Jan-93           13,036           12,986           12,857
28-Feb-93           13,062           13,016           12,885
31-Mar-93           13,093           13,048           12,912
30-Apr-93           13,122           13,080           12,939
31-May-93           13,148           13,113           12,967
30-Jun-93           13,178           13,147           12,994
31-Jul-93           13,208           13,181           13,021
31-Aug-93           13,235           13,215           13,049
30-Sep-93           13,263           13,248           13,076
31-Oct-93           13,291           13,282           13,104
30-Nov-93           13,320           13,315           13,132
31-Dec-93           13,351           13,351           13,161
31-Jan-94           13,379           13,385           13,189
28-Feb-94           13,406           13,418           13,218
31-Mar-94           13,437           13,455           13,248
30-Apr-94           13,470           13,496           13,281
31-May-94           13,512           13,540           13,317
30-Jun-94           13,556           13,586           13,356
31-Jul-94           13,603           13,636           13,397
31-Aug-94           13,651           13,687           13,439
30-Sep-94           13,701           13,737           13,485
31-Oct-94           13,755           13,794           13,532
30-Nov-94           13,812           13,852           13,582
31-Dec-94           13,880           13,915           13,636
31-Jan-95           13,943           13,979           13,694
28-Feb-95           14,006           14,041           13,754
31-Mar-95           14,081           14,110           13,816
30-Apr-95           14,145           14,177           13,877
31-May-95           14,216           14,247           13,939
30-Jun-95           14,289           14,314           14,000
31-Jul-95           14,355           14,384           14,060
31-Aug-95           14,423           14,452           14,120
30-Sep-95           14,492           14,517           14,180
31-Oct-95           14,558           14,583           14,239
30-Nov-95           14,624           14,652           14,299
31-Dec-95           14,695           14,732           14,359
31-Jan-96           14,760           14,800           14,418
29-Feb-96           14,821           14,859           14,474
31-Mar-96           14,885           14,913           14,529
30-Apr-96           14,947           14,977           14,584
31-May-96           15,015           15,043           14,640
30-Jun-96           15,073           15,105           14,695
31-Jul-96           15,139           15,173           14,752
31-Aug-96           15,209           15,242           14,809
30-Sep-96           15,269           15,313           14,867
31-Oct-96           15,336           15,379           14,929
30-Nov-96           15,403           15,444           14,987
31-Dec-96           15,470           15,513           15,045
31-Jan-97           15,540           15,584           15,104
28-Feb-97           15,602           15,644           15,162
31-Mar-97           15,666           15,710           15,221
30-Apr-97           15,734           15,785           15,286
31-May-97           15,808           15,866           15,347
30-Jun-97           15,875           15,925           15,409
31-Jul-97           15,948           15,996           15,471
31-Aug-97           16,022           16,064           15,533
30-Sep-97           16,089           16,138           15,595
31-Oct-97           16,162           16,207           15,658
30-Nov-97           16,233           16,270           15,721
31-Dec-97           16,311           16,340           15,786
31-Jan-98           16,386           16,416           15,850
28-Feb-98           16,453           16,474           15,919
31-Mar-98           16,525           16,552           15,983
30-Apr-98           16,596           16,627           16,047
31-May-98           16,670           16,696           16,111
30-Jun-98           16,743           16,766           16,176
31-Jul-98           16,823           16,840           16,240
31-Aug-98           16,894           16,917           16,305
30-Sep-98           16,968           17,003           16,371
31-Oct-98           17,043           17,070           16,434
30-Nov-98           17,114           17,127           16,500
31-Dec-98           17,193           17,195           16,561
31-Jan-99           17,258           17,256           16,621
28-Feb-99           17,321           17,305           16,679
31-Mar-99           17,388           17,376           16,736
30-Apr-99           17,453           17,439           16,794
31-May-99           17,520           17,507           16,852
30-Jun-99           17,586           17,580           16,910
31-Jul-99           17,658           17,652           16,970
31-Aug-99           17,727           17,723           17,032
30-Sep-99           17,799           17,806           17,096
31-Oct-99           17,877           17,876           17,162
30-Nov-99           17,954           17,948           17,231
31-Dec-99           18,043           18,028           17,302
31-Jan-00           18,122           18,106           17,374
29-Feb-00           18,203           18,185           17,447
31-Mar-00           18,295           18,280           17,521
30-Apr-00           18,374           18,365           17,521

AVERAGE ANNUAL RETURNS FOR PERIODS ENDED 4/30/00

1 YEAR     5 YEARS     10 YEARS     SINCE INCEPTION (11/18/88)
--------------------------------------------------------------
 5.27%      5.37%        5.00%                5.46%

ANNUAL RETURNS                  TOP TEN HOLDINGS

11/18/88-10/31/89*   +8.52%     Federal Home Loan Bank, AN .............    1.5%
11/01/89-10/31/90    +7.99%     Deutsche Bank NY, YCD ..................    1.5%
11/01/90-10/31/91    +6.51%     Federal National Mortgage
11/01/91-10/31/92    +3.73%        Association, AN .....................    1.5%
11/01/92-10/31/93    +2.66%     France Telecom .........................    1.5%
11/01/93-10/31/94    +3.49%     Queens Health Systems ..................    1.5%
11/01/94-10/31/95    +5.84%     Federal Home Loan Bank, AN .............    1.5%
11/01/95-10/31/96    +5.34%     British Columbia Province ..............    1.5%
11/01/96-10/31/97    +5.39%     Solvay Finance .........................    1.5%
11/01/97-10/31/98    +5.45%     Halifax PLC ............................    1.5%
11/01/98-10/31/99    +4.89%     Toyota Credit de Puerto Rico Corp. .....    1.5%
11/01/99-4/30/00*    +2.78%             TOTAL ..........................   15.0%

*Unannualized (1) Assumes initial investment of $10,000 on inception date, November 18, 1988. Performance data illustrated is historical. Past performance is not predictive of future performance. All performance figures assume reinvestment of dividends. Management fees and other expenses are included in the Fund's performance; however, fees and expenses are not incorporated in the U.S. 90-Day T-Bill Index. An investment in Fremont Money Market Fund is neither insured nor guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the net asset value at $1.00 per share, it is possible to lose money by investing in the Fund.

18 and 19  FREMONT MUTUAL FUNDS

--------------------------------------------------------------------------------
FREMONT CALIFORNIA
INTERMEDIATE TAX-FREE FUND
--------------------------------------------------------------------------------

Arno A. Rayner & William C. Williams
Portfolio Co-Managers
Rayner Associates, Inc.

[PHOTO]

Arno A. Rayner

------------
FUND PROFILE
------------

The Fremont California Intermediate Tax-Free Fund seeks double tax-free income for California residents through investing in high credit quality California municipal securities.

Portfolio Co-Managers Arno Rayner and William Williams believe active duration management, opportunistic sector allocation, and individual security selection can enhance municipal bond portfolio returns. Credit quality is always first priority. The Fund holds only investment grade rated securities and selective non-rated bonds, which after internal credit analysis are believed to deserve an investment grade rating.

Founded in 1977, sub-advisor Rayner Associates, Inc. manages over $141 million in fixed income assets for private clients.

To Our Shareholders,

     In the six month period ended April 30, 2000, the Fremont California Intermediate Tax Free Fund returned 2.03% compared to the Lehman Brothers Municipal 5-Year State General Obligation (GO) Index's 1.15% gain.

     After a poor showing in 1999, municipal bonds rebounded in first half fiscal 2000. Last year, municipal bond issuers rushed new debt to market as interest rates were rising. Investors, who were in the process of abandoning bonds for stocks, were not very receptive. New issues were "priced to move", dragging down the rest of the municipal securities market. In mid-January, 2000, market interest rates stabilized and reduced supply in the municipal bond market came more in line with demand. In early February, as interest rates started to decline, muni bonds rallied, bringing the yield of the Bond Buyer 20-Year Index down from 6.0% at the end of calendar 1999 to 5.74% at the close of this reporting period.

     There are four factors that lead us to believe the municipal bond rally will have some legs. First, supply remains limited, with fewer new issues and more refundings. Second, volatility in the stock market has helped stem the outflow of capital from the bond market. Third, tax season is now over. Selling of securities to pay taxes has ended, and the pain of large tax bills reminds investors of the tax exempt advantage of municipal bonds. This has traditionally been the "buying season" for municipal securities. Finally, municipal bonds are priced attractively relative to Treasuries. Municipal bond yields are now at approximately 97% of the yields of Treasury bonds versus the historical average of 84% to 86% of Treasury yields. So, municipal bonds now enjoy an even greater after-tax advantage over Treasuries.

     The California economy remains robust. Gross State Product (GSP) growth is projected to be around 3.5% in 2000. New job creation is forecast at about 400,000 for the year. Unemployment has continued to decline. In January 2000, the unemployment rate came in at 4.7%. This is 0.9% lower than January 1999's 5.6%. With the exception of agriculture, virtually all economic sectors are performing well. Home construction and export activity to a recovering Asia are particularly strong.

     Tax receipts are up, and the state budget surplus is expected to exceed $3 billion by the end of June. Unfortunately, once the political wrangling in Sacramento over proposed spending programs for education and infrastructure concludes, much of this surplus will likely disappear. However, we don't think this will have a negative impact on the credit quality of state and local municipal debt.

     There doesn't appear to be any political ground swell for state income tax relief, and neither of the Presidential candidates is pounding the table very hard for materially lower federal income taxes. This may not be good news for California residents, who suffer from one of the highest combined state and federal income tax rates in the country. But, it should be good news for California municipal bonds, which currently offer an historically high after-tax yield advantage over Treasuries.

     We continue to employ the yield enhancing strategy of "swapping" lower coupon bonds for higher coupon issues. For example, we recently sold $1 million of Los Angeles Water and Power, 4.7%, 10/15/06 and used the proceeds to buy $1 million of Kings River Conservation District, 5.120%, 1/1/17. In the process, we picked up 42 basis points in coupon rate and 95 basis points in yield. We offset the capital gains from the sale of the former by taking a loss in one of our older portfolio holdings, with the proceeds once again going to a higher coupon alternative.

     Our current portfolio allocation is approximately 60% general obligation bonds, primarily issues from municipalities with strong and stable tax bases, and 40% "essential service" (electric, water and sewer projects) revenue bonds. The portfolio has a weighted maturity of 8.9 years and a rather conservative duration (a standard measure of interest rate sensitivity) of 6.4 years. The average coupon rate is 5.38%. AAA rated insured bonds represent 60% of portfolio assets, and 84% of our portfolio holdings are rated AA or better. The portfolio has an AA credit quality rating from Moody's and Standard & Poors.

     In closing, we have enjoyed a much healthier municipal bond market during this reporting period. For the reasons detailed earlier in this letter, we believe municipal bonds will continue to perform relatively well.

Sincerely,

/s/ Arno A. Rayner       /s/ William Williams

Arno A. Rayner & William Williams
Portfolio Co-Managers

--------------------------------------------------------------------------------
FREMONT CALIFORNIA INTERMEDIATE TAX-FREE FUND
PORTFOLIO CREDIT QUALITY
AS OF 4/30/00
--------------------------------------------------------------------------------

[GRAPHIC OMITTED]

AAA (58.4%)
AA (25.7%)
A (14.2%)
NOT RATED (1.7%)

--------------------------------------------------------------------------------
GROWTH OF $10,000 (1)

[GRAPHIC OMITTED]

                  FREMONT CALIFORNIA     LEHMAN MUNI
                    INTERMEDIATE        5-YEAR STATE
                    TAX-FREE FUND        G.O. INDEX
                    -------------        ----------
16-Nov-90               10,000             10,000
30-Nov-90               10,064             10,067
31-Dec-90               10,105             10,102
31-Jan-91               10,273             10,250
28-Feb-91               10,364             10,340
31-Mar-91               10,370             10,313
30-Apr-91               10,467             10,456
31-May-91               10,530             10,508
30-Jun-91               10,496             10,493
31-Jul-91               10,603             10,598
31-Aug-91               10,737             10,731
30-Sep-91               10,881             10,860
31-Oct-91               10,936             10,945
30-Nov-91               10,953             10,979
31-Dec-91               11,187             11,226
31-Jan-92               11,218             11,246
29-Feb-92               11,222             11,253
31-Mar-92               11,188             11,211
30-Apr-92               11,270             11,306
31-May-92               11,373             11,413
30-Jun-92               11,535             11,572
31-Jul-92               11,871             11,876
31-Aug-92               11,747             11,787
30-Sep-92               11,831             11,862
31-Oct-92               11,741             11,821
30-Nov-92               11,906             11,962
31-Dec-92               12,004             12,049
31-Jan-93               12,155             12,180
28-Feb-93               12,518             12,495
31-Mar-93               12,325             12,357
30-Apr-93               12,434             12,432
31-May-93               12,460             12,475
30-Jun-93               12,666             12,641
31-Jul-93               12,629             12,642
31-Aug-93               12,889             12,817
30-Sep-93               13,069             12,915
31-Oct-93               13,076             12,930
30-Nov-93               12,964             12,899
31-Dec-93               13,198             13,078
31-Jan-94               13,354             13,202
28-Feb-94               13,007             12,943
31-Mar-94               12,664             12,653
30-Apr-94               12,717             12,779
31-May-94               12,795             12,854
30-Jun-94               12,714             12,820
31-Jul-94               12,915             12,954
31-Aug-94               12,945             13,016
30-Sep-94               12,765             12,920
31-Oct-94               12,561             12,847
30-Nov-94               12,354             12,750
31-Dec-94               12,552             12,866
31-Jan-95               12,830             13,001
28-Feb-95               13,208             13,195
31-Mar-95               13,356             13,323
30-Apr-95               13,382             13,356
31-May-95               13,745             13,646
30-Jun-95               13,652             13,665
31-Jul-95               13,771             13,856
31-Aug-95               13,920             13,979
30-Sep-95               13,978             14,023
31-Oct-95               14,165             14,081
30-Nov-95               14,313             14,204
31-Dec-95               14,421             14,285
31-Jan-96               14,583             14,464
29-Feb-96               14,519             14,412
31-Mar-96               14,326             14,326
30-Apr-96               14,330             14,299
31-May-96               14,313             14,280
30-Jun-96               14,394             14,366
31-Jul-96               14,575             14,470
31-Aug-96               14,557             14,489
30-Sep-96               14,665             14,589
31-Oct-96               14,820             14,732
30-Nov-96               15,044             14,941
31-Dec-96               15,005             14,906
31-Jan-97               15,013             14,944
28-Feb-97               15,110             15,050
31-Mar-97               14,973             14,879
30-Apr-97               15,046             14,938
31-May-97               15,279             15,119
30-Jun-97               15,408             15,245
31-Jul-97               15,738             15,498
31-Aug-97               15,616             15,422
30-Sep-97               15,787             15,568
31-Oct-97               15,820             15,662
30-Nov-97               15,894             15,706
31-Dec-97               16,096             15,853
31-Jan-98               16,231             15,993
28-Feb-98               16,258             16,005
31-Mar-98               16,246             16,033
30-Apr-98               16,160             15,951
31-May-98               16,371             16,139
30-Jun-98               16,417             16,184
31-Jul-98               16,484             16,243
31-Aug-98               16,721             16,462
30-Sep-98               16,978             16,630
31-Oct-98               16,953             16,658
30-Nov-98               17,014             16,681
31-Dec-98               17,014             16,755
31-Jan-99               17,225             16,923
28-Feb-99               17,147             16,903
31-Mar-99               17,166             16,927
30-Apr-99               17,183             16,976
31-May-99               17,095             16,919
30-Jun-99               16,881             16,731
31-Jul-99               16,965             16,820
31-Aug-99               16,920             16,820
30-Sep-99               16,971             16,878
31-Oct-99               16,838             16,841
30-Nov-99               16,999             16,929
31-Dec-99               16,852             16,874
31-Jan-00               16,884             16,867
29-Feb-00               17,044             16,919
31-Mar-00               17,310             17,069
30-Apr-00               17,179             17,035

AVERAGE ANNUAL RETURNS FOR PERIODS ENDED 4/30/00

1 YEAR     5 YEARS     SINCE INCEPTION (11/16/90)
-------------------------------------------------
-0.02%      5.12%                5.89%

ANNUAL RETURNS                  TOP TEN HOLDINGS

11/01/90-10/31/91*   +9.36%     Sacramento Municipal Utilities District     3.2%
11/01/91-10/31/92    +7.37%     Yucaipa School Facilities
11/01/92-10/31/93   +11.37%        Finance Authority ...................    2.6%
11/01/93-10/31/94    -3.94%     City of L.A., Wastewater System ........    2.5%
11/01/94-10/31/95   +12.77%     East Bay Municipal Utility District ....    2.5%
11/01/95-10/31/96    +4.63%     City of Industry,
11/01/96-10/31/97    +6.75%        Urban Development Agency ............    2.1%
11/01/97-10/31/98    +7.16%     Orange County
11/01/98-10/31/99    -0.68%        Transportation Authority ............    1.8%
11/01/99-4/30/00*    +2.03%     Modesto Calif., Irrigation District ....    1.7%
                                City & County of San Francisco
                                   (International Airport) .............    1.7%
                                City & County of San Francisco (Sewer) .    1.7%
                                Santa Monica-Malibu
                                   Unified School District .............    1.7%
                                           TOTAL .......................   21.5%

*Unannualized (1) Assumes initial investment of $10,000 on inception date, November 16, 1990. Performance data illustrated is historical. Past performance is not predictive of future performance. Share price and return will vary so that a gain or loss may be realized when shares are sold. All performance figures assume reinvestment of dividends. Management fees and other expenses are included in the Fund's performance; however, fees and expenses are not incorporated in the Lehman Bros. 5-Year State G.O. Index.

20 and 21  FREMONT MUTUAL FUNDS

                               FREMONT GLOBAL FUND
                           APRIL 30, 2000 (UNAUDITED)

STATEMENT OF INVESTMENTS IN SECURITIES AND NET ASSETS

                                                           Country      Value
      Shares   Security Description                          Code     (Note 1)
--------------------------------------------------------------------------------

STOCKS  49.5%

BUSINESS EQUIPMENT & SERVICES  4.9%

          50   Flughafen Wien AG                              AS   $      1,603
       6,400   Tele Centro Sul Participacoes SA               BR        408,000
      27,000   Nortel Network Corp.                           CN      3,051,857
      40,700   Teleglobe, Inc.                                CN      1,016,813
         125   Danisco AS                                     DK          3,753
         470   Tele Danmark AS                                DK         34,417
         150   Metra Oyj (Class B)                            FI          2,441
         940   Sonera Group Oyj                               FI         51,712
       8,200   Alcatel                                        FR      1,901,346
       3,000   Canal Plus                                     FR        578,315
*      7,400   Epcos AG                                       GM      1,041,621
*      8,000   Epcos AG, ADR                                  GM      1,122,500
       1,000   SAP AG                                         GM        469,199
         700   SAP AG (Vorzug)                                GM        405,139
         480   La Rinascente SPA                              IT          2,182
       1,000   Kinden Corp.                                   JP          6,239
     103,000   Kyowa Exeo Corp.                               JP        898,139
*      6,000   Marubeni Corp.                                 JP         17,384
       2,000   Mitsubishi Logistics Corp.                     JP         17,217
       4,000   Sumitomo Corp.                                 JP         44,802
       2,800   Trans Cosmos, Inc.                             JP        557,253
       2,137   Getronics NV                                   NL        127,473
         614   Koninklijke KPN NV                             NL         61,889
         102   Oce NV                                         NL          1,363
         120   Vedior NV                                      NL          1,271
*        225   Merkantildata ASA                              NO          1,548
      14,900   Philippine Long Distance Telephone Co.         PH        267,070
         205   Jeronimo Martins, SGPS, SA                     PT          3,657
         572   Autopistas Concesionaria Espanola SA           SP          5,045
         200   Prosegur, CIA de Seguridad SA                  SP          2,331
         300   Sociedad General de Aguas de Barcelona SA      SP          4,397
         160   WM-Data AB                                     SW          5,619
          55   Adecco SA                                      SZ         45,181
*          3   Societe  Generale de Surveillance
                 Holdings SA (Bearer Shares)                  SZ          4,668
*          5   Societe Generale de Surveillance
                 Holdings SA (Registered Shares)              SZ          1,756
      89,368   British Telecommunications PLC                 UK      1,593,287
      35,512   Cable & Wireless PLC                           UK        587,859
     138,235   Invensys PLC                                   UK        664,471
      52,200   Marconi PLC                                    UK        649,908
      70,000   Misys PLC                                      UK        801,889
      46,100   Rentokil Initial PLC                           UK        124,860
      90,000   Serco Group PLC                                UK        650,495
*     17,000   ADC Telecommunications, Inc.                   US      1,032,750
*     27,000   America Online, Inc.                           US      1,614,937
*     10,000   AMFM, Inc.                                     US        663,750
*      1,500   ArrowPoint Communications, Inc.                US        147,000
*      3,000   Brocade Communications Systems, Inc.           US        372,000
*     18,500   Ceridian Corp.                                 US        401,218
*     23,800   Championship Auto Racing Teams, Inc.           US        481,950
       1,000   Cintas Corp.                                   US         39,625
*      9,100   COMARCO, Inc.                                  US        339,544
*     13,200   Computer Outsourcing Services, Inc.            US        279,675
*      3,500   Computer Sciences Corp.                        US        285,468
*     10,000   Comverse Technology, Inc.                      US        891,875
*      8,100   Corporate Exec. Board Co.                      US        475,875
*     13,000   CoStar Group, Inc.                             US        311,797

BUSINESS EQUIPMENT & SERVICES (CONT.)

*     30,500   Dendrite International, Inc.                   US   $    697,687
*      1,000   DoubleClick, Inc.                              US         75,875
      14,400   Elcor Corp.                                    US        458,100
*      8,900   eLoyalty Corp.                                 US        146,294
       1,000   Equifax, Inc.                                  US         24,437
*      1,700   Exodus Communications, Inc.                    US        150,344
*     13,500   Fiserv, Inc.                                   US        620,156
*      2,000   i2 Technologies, Inc.                          US        258,500
*        400   infoUSA, Inc.                                  US          2,325
*      5,800   Interep National Radio Sales, Inc.             US         33,350
       2,000   Interpublic Group of Companies, Inc.           US         82,000
*      8,100   Leapnet, Inc.                                  US         33,412
*      2,000   Media 100, Inc.                                US         48,375
*     15,900   Metawave Communications Corp.                  US        210,675
*     23,000   Modis Professional Services, Inc.              US        173,937
*      5,200   NetCreations, Inc.                             US        178,100
*     17,000   Network Appliance, Inc.                        US      1,256,937
*      1,000   Network Solutions, Inc.                        US        148,000
*      8,000   Nova Corp.                                     US        253,000
*     15,000   Nucentrix Broadband Networks, Inc.             US        374,062
       1,500   Omnicom Group, Inc.                            US        136,594
      11,200   Oshkosh Truck Corp.                            US        352,800
       1,850   Paychex, Inc.                                  US         97,356
      25,100   Penton Media, Inc.                             US        660,444
*      1,000   Robert Half International, Inc.                US         61,125
*     17,700   Romac International, Inc.                      US        182,531
*     20,000   RSA Security, Inc.                             US      1,173,750
*      3,600   Sanchez Computer Associates                    US         69,750
*     15,900   ShopNow.com, Inc.                              US        101,362
*      4,700   Shuffle Master, Inc.                           US         58,162
*     18,300   Spectrum Control, Inc.                         US        184,144
*      5,300   Speedway Motorsports,Inc.                      US        126,869
*     21,300   Stamps.com, Inc.                               US        340,800
*      1,000   SunGard Data Systems, Inc.                     US         34,562
      11,250   Symbol Technologies, Inc.                      US        627,187
*     20,600   TCI Satellite Entertainment, Inc.              US        216,300
*     77,400   TeleTech Holdings, Inc.                        US      2,525,175
*     29,000   The Netplex Group, Inc.                        US        114,187
*      3,000   Unisys Corp.                                   US         69,562
*     11,200   United Shipping and Technology, Inc.           US        129,500
*     15,400   VTEL Corp.                                     US         64,487
*      4,000   Waters Corp.                                   US        379,000
*      7,000   Yahoo!, Inc.                                   US        911,750
                                                                   ------------
                                                                     38,418,396
                                                                   ------------

CAPITAL GOODS  2.7%

          30   VA Technologie AG                              AS          1,786
         120   Wienerberger Baust NPV                         AS          2,564
          50   Bekaert NV                                     BE          2,278
      23,000   Bombardier, Inc. (Class B)                     CN        618,096
         130   FLS Industries AS (Class B)                    DK          2,348
          21   NKT Holding AS                                 DK          2,691
          60   Kone Corp (Class B)                            FI          3,437
         350   Rautaruukki OY                                 FI          1,782
         200   Sampo Insurance Company Ltd. (Class A)         FI          7,565
          43   Sanitec Oyj                                    FI            500
         200   Valmet-Rauma Oyj                               FI          2,637
*        720   Bouygues SA                                    FR        459,615
      17,000   Ciments Francais                               FR        801,502
      18,900   Siemens AG                                     GM      2,749,723

       The accompanying notes are a integral part of these financial statements.

22  FREMONT MUTUAL FUNDS

                               FREMONT GLOBAL FUND
                           APRIL 30, 2000 (UNAUDITED)

STATEMENT OF INVESTMENTS IN SECURITIES AND NET ASSETS

                                                           Country      Value
      Shares   Security Description                          Code     (Note 1)
--------------------------------------------------------------------------------

CAPITAL GOODS  (CONT.)

      41,742   CRH PLC                                        IR   $    668,025
         360   Italcementi SPA                                IT          3,169
       2,000   Amada Co. Ltd.                                 JP         18,217
       1,000   Daikin Industries Ltd.                         JP         19,022
       2,000   Daiwa House Industry                           JP         13,330
       4,000   Kajima Corp.                                   JP          9,294
*      4,000   Kawasaki Heavy Industries Ltd.                 JP          4,480
       4,000   Komatsu Ltd.                                   JP         19,254
       1,000   Koyo Seiko Co. Ltd.                            JP          6,943
       8,000   Kubota Corp.                                   JP         26,067
      18,000   Mabuchi Motors Co.                             JP      1,982,783
       2,000   Minebea Co. Ltd.                               JP         24,438
       9,000   Mitsubishi Electric Corp.                      JP         76,895
      87,000   Mitsubishi Heavy Industries                    JP        270,592
      20,000   Murata Manufacturing Co. Ltd.                  JP      3,887,808
       1,000   NGK Insulators Ltd.                            JP          9,210
       1,000   Nishimatsu Construction Co. Ltd.               JP          3,194
       2,000   Obayashi Corp.                                 JP          6,961
       2,000   Shimizu Corp.                                  JP          5,406
         300   SMC Corp.                                      JP         59,706
       5,000   Taiheiyo Cement Corp.                          JP          7,128
      13,000   Thk Co. Ltd.                                   JP        547,533
*     93,584   Renong Berhad                                  MY         63,784
*    155,000   Renong Berhad Warrants                         MY         49,355
*        130   Kvaerner ASA                                   NO          1,599
         180   Tomra Systems ASA                              NO          3,724
       4,000   Sembcorp Industries Ltd.                       SG          4,218
         345   Grupo Dragados SA                              SP          2,635
         264   Zardoya Otis SA                                SP          2,168
         130   Atlas Copco AB                                 SW          2,980
         265   Atlas Copco AB (Class A)                       SW          6,209
*        555   Sandvik AB (Class A)                           SW         13,374
         335   SKF AB (Series B)                              SW          6,970
       4,606   Abb Ltd.                                       SZ        517,260
          25   Georg Fischer AG                               SZ          7,177
           2   Schindler Holding AG                           SZ          2,862
           2   Schindler Holding AG (Registered Shares)       SZ          2,855
          10   Sulzer AG                                      SZ          6,409
*     31,600   Aaon, Inc.                                     US        663,600
*     33,100   Adept Technology, Inc.                         US        388,925
      11,100   Boeing Co.                                     US        440,531
       4,000   Dover Corp.                                    US        203,250
      30,000   General Electric Co.                           US      4,717,500
 *    30,400   IMPCO Technologies, Inc.                       US        615,600
      85,000   Worthington Industries, Inc.                   US      1,051,875
*     11,700   Zygo Corp.                                     US        298,350
                                                                   ------------
                                                                     21,399,189
                                                                   ------------

CONSUMER DURABLES  2.8%

       5,000   Michelin (Class B)                             FR        165,947
       1,000   Peugeot SA                                     FR        206,957
      20,000   Renault SA                                     FR        909,300
       2,500   Valeo SA                                       FR        138,668
       2,000   DaimlerChrysler AG                             GM        117,118
         798   Fiat SPA                                       IT         19,570
      13,221   Fiat SPA (Preferred)                           IT        193,551
         170   Fiat SPA (RNC)                                 IT          2,118
       1,500   Magneti Marelli SPA                            IT          5,633
       2,000   Casio Computer Co. Ltd.                        JP         22,031
       2,000   Citizen Watch Co. Ltd.                         JP         14,996

CONSUMER DURABLES  (CONT.)

*      3,000   Dainippon Screen Mfg. Co. Ltd                  JP   $     20,411
       3,000   Denso Corp.                                    JP         73,452
       3,000   Honda Motor Co. Ltd.                           JP        134,129
         700   Kyocera Corp.                                  JP        117,088
*     44,000   Mitsubishi Motors                              JP        155,179
       1,000   NGK Spark Plug Co.                             JP         10,590
       2,900   Nintendo Co. Ltd.                              JP        483,199
*     77,000   Nissan Motor Co. Ltd.                          JP        349,967
       1,000   Olympus Optical Co. Ltd.                       JP         16,403
       1,000   Pioneer Electronic Corp.                       JP         27,307
      10,600   Rohm Co. Ltd.                                  JP      3,551,976
      20,000   Shinko Electric Industries Co. Ltd.            JP        942,331
*     21,700   Sony Corp.                                     JP      2,492,798
*     21,700   Sony Corp. (New)                               JP      2,510,876
      14,000   Suzuki Motor Co. Ltd.                          JP        208,516
       1,000   Tostem Corp.                                   JP         14,727
       1,000   Toyo Seikan Kaisha Ltd.                        JP         17,680
      12,000   Toyota Motor Corp.                             JP        596,501
       1,000   Yamaha Corp.                                   JP          6,776
       3,000   Yokogawa Electric Corp.                        JP         22,910
      29,156   Koninklijke (Royal) Philips Electronics NV     NL      1,300,922
         600   Fisher & Paykel Industries Ltd.                NZ          1,777
       1,000   Cycle & Carriage Ltd.                          SG          2,959
      13,000   Hyandai Motor Company Ltd.                     SK         65,650
         795   Electrolux AB                                  SW         13,470
*        715   Securitas AB                                   SW         18,551
         300   Volvo AB (Class A)                             SW          7,029
         660   Volvo AB (Class B)                             SW         16,054
          50   S.M.H. AG (Registered Shares)                  SZ         11,292
          10   The Swatch Group AG                            SZ         10,729
*     62,450   Ritek Corp., GDR                               TW      1,191,096
      50,200   GKN PLC                                        UK        692,891
      27,600   Callaway Golf Co.                              US        458,850
       6,000   Federal-Mogul Corp.                            US         81,375
      36,500   Ford Motor Co.                                 US      1,996,094
      12,800   General Motors Corp.                           US      1,198,400
      14,000   Harley-Davidson, Inc.                          US        557,375
*     35,300   Jore Corp.                                     US        207,388
*     17,500   Spectra-Physics Lasers, Inc.                   US        892,500
                                                                   ------------
                                                                     22,273,107
                                                                   ------------
CONSUMER NON-DURABLES  2.1%

          45   Austria Tabak AG                               AS          1,587
          75   Carlsberg AS (Class A)                         DK          2,270
          60   Carlsberg AS (Class B)                         DK          1,853
         400   Raisio Group PLC                               FI          1,018
         700   Christian Dior SA                              FR        166,447
         300   LVMH                                           FR        125,920
       4,500   Societe BIC SA                                 FR        179,223
         700   Greencore Group PLC                            IR          1,941
       7,388   Kerry Group PLC                                IR         93,715
       3,875   Benetton Group SPA                             IT          7,135
         625   Bulgari SPA                                    IT          6,820
         400   Marzotto SPA                                   IT          3,183
       3,120   Parmalat Finanziaria SPA                       IT          3,260
       2,000   Ajinomoto Co.                                  JP         22,864
       2,000   Asahi Breweries Ltd.                           JP         20,365
      40,000   Kao Corp.                                      JP      1,218,180
       1,000   Katokichi Co. Ltd.                             JP         24,345
       1,000   Kikkoman Corp.                                 JP          6,683

The accompanying notes are a integral part of these financial statements.

                                                        FREMONT MUTUAL FUNDS  23

                               FREMONT GLOBAL FUND
                           APRIL 30, 2000 (UNAUDITED)

STATEMENT OF INVESTMENTS IN SECURITIES AND NET ASSETS

                                                           Country      Value
      Shares   Security Description                          Code     (Note 1)
--------------------------------------------------------------------------------

CONSUMER NON-DURABLES  (CONT.)

       4,000   Kirin Brewery Co. Ltd.                         JP   $     52,097
       2,000   Kuraray Co. Ltd.                               JP         16,440
       2,000   Meiji Seika                                    JP         13,052
       2,000   Mitsubishi Rayon Co. Ltd.                      JP          5,239
       1,000   Nippon Meat Packers, Inc.                      JP         12,635
       3,000   Snow Brand Milk Products Co. Ltd.              JP         11,663
       1,000   Takara Shuzo Co. Ltd.                          JP         21,476
       4,000   Teijin Ltd.                                    JP         17,884
       4,000   Toray Industries, Inc.                         JP         14,514
         400   Uni-Charm Corp.                                JP         27,104
       1,000   Yamazaki Baking Co. Ltd.                       JP          8,701
      30,000   Coca-Cola Femsa SA de CV, ADR                  MX        556,875
      80,000   Rothmans of Pall Mall (Malaysia) Berhad        MY        621,044
      29,200   Heineken NV                                    NL      1,619,645
       3,000   Heineken Holding NV-A                          NL        101,069
         723   Unilever NV, CVA                               NL         32,845
         371   Orkla ASA (Series A)                           NO          5,747
       1,025   Lion Nathan Ltd.                               NZ          2,070
         100   Unicer-Uniao Cervejeira SA (Registered Shares) PT          2,717
       2,000   Fraser & Neave Ltd.                            SG          6,445
         135   Azucarera Ebro Agricolas SA                    SP          1,785
*        200   SA El Aguila                                   SP          1,466
         390   Tabacalera SA                                  SP          4,585
         875   Swedish Match AB                               SW          2,613
*        875   Swedish Match AB Rights                        SW              0
         400   Compagnie Financiere Richemont AG              SZ        973,005
       1,034   Nestle SA (Registered Shares)                  SZ      1,824,882
      34,600   Cadbury Schweppes PLC                          UK        234,752
      58,000   Caradon PLC                                    UK        143,342
*    452,000   Coca-Cola Beverages PLC                        UK        822,002
      17,000   Unilever PLC                                   UK        101,468
      13,000   Anheuser Busch Cos., Inc.                      US        917,313
      24,000   Coca-Cola Enterprises, Inc.                    US        511,500
       6,000   Colgate Palmolive Co.                          US        342,750
      33,000   ConAgra, Inc.                                  US        622,875
      10,300   Eastman Kodak Co.                              US        576,156
       7,000   Gillette Co.                                   US        259,000
*     15,200   Guess?, Inc.                                   US        418,000
*    275,400   Hanover Direct, Inc.                           US        481,950
      17,000   Heinz (H.J.) & Co.                             US        578,000
*     27,100   McNaughton Apparel Group, Inc.                 US        232,044
*     30,400   NBTY, Inc.                                     US        539,600
      68,000   Philip Morris Cos., Inc.                       US      1,487,500
       7,000   Procter & Gamble Co.                           US        417,375
       2,000   SYSCO Corp.                                    US         75,250
*      3,500   Tefron Ltd.                                    US         53,594
       4,500   The Estee Lauder Companies, Inc.               US        198,563
                                                                   ------------
                                                                     16,857,441
                                                                   ------------

CONSUMER SERVICES  1.6%

       6,000   News Corp. Ltd., ADR                           AU        308,625
*     41,000   Cinar Corp. (Class B)                          CN        143,500
      12,000   Thomson Corp.                                  CN        396,219
         115   Tieto Corp.                                    FI          5,542
      10,875   Hachette Filipacchi Medias                     FR        810,374
   2,000,000   China Hong Kong Photo Products
                 Holdings Ltd.                                HK        210,548
   1,500,000   Ng Fung Hong Ltd.                              HK        751,040
       1,000   Television Broadcasts Ltd.                     HK          6,836
      10,970   Independent Newspapers PLC                     IR         87,581

CONSUMER SERVICES  (CONT.)

         250   Jurys Hotel Group PLC                          IR   $      1,478
       2,570   Mediaset SPA                                   IT         41,714
         280   Mondadori (Arnoldo) Editore SPA                IT          6,772
         300   Csk Corp.                                      JP         11,525
       3,000   Dai Nippon Printing Co. Ltd.                   JP         50,903
         200   Namco Ltd.                                     JP          8,164
      22,000   Secom Co.                                      JP      1,845,043
         600   Sega Enterprises Ltd.                          JP         10,775
       4,000   Toppan Printing Co. Ltd.                       JP         41,840
       1,000   Societe Europeene des Satellites               LU        154,581
     400,000   Resorts World Berhad                           MY      1,294,720
      15,893   Elsevier NV                                    NL        154,631
*      2,500   United Pan-Europe Communications N.V.          NL         90,998
      24,352   Wolters Kluwer NV                              NL        574,839
         200   Schibsted ASA                                  NO          4,161
       1,000   Singapore Press Holdings Ltd.                  SG         19,569
*        240   Sol Melia SA                                   SP          2,933
           1   Kuoni Reisen AG                                SZ          4,337
*     29,100   British Sky Broadcasting Group PLC             UK        711,945
      51,100   Reuters Group PLC                              UK        906,265
*      7,900   ACTV, Inc.                                     US        143,188
*     10,000   Adelphia Communications Corp.                  US        495,625
*     24,900   American Classic Voyages Co.                   US        499,557
      36,700   Cash America International, Inc.               US        330,300
*      2,000   CNET Networks, Inc.                            US         69,125
*     28,300   Homeseekers.com, Inc.                          US        208,713
*      9,000   InfoSpace.com, Inc.                            US        646,313
*     11,800   Internet.com Corp.                             US        224,200
*     11,600   LoJack Corp.                                   US         83,375
*      1,000   RealNetworks, Inc.                             US         47,625
       9,000   Royal Caribbean Cruises Ltd.                   US        187,313
*      2,500   UnitedGlobalCom, Inc.                          US        132,813
*      3,500   Univision Communications, Inc.                 US        382,375
      23,000   Wiley (John) & Sons (Class A)                  US        396,750
*     17,500   ZipLink, Inc.                                  US        156,406
                                                                   ------------
                                                                     12,661,136
                                                                   ------------

ENERGY  1.5%

          55   OMV AG                                         AS          4,519
       3,000   Suncor Energy, Inc.                            CN        128,123
       2,632   Total Fina Elf SA                              FR        397,284
*      2,632   Total Fina SA, Strip VVPR                      FR             24
      92,395   ENI SPA                                        IT        459,560
       6,000   Nippon Mitsubishi Oil Corp.                    JP         20,772
       2,700   Royal Dutch Petroleum Co.                      NL        155,654
       4,485   Norsk Hydro ASA                                NO        164,279
*        180   Petroleum Geo-Services                         NO          2,818
         200   Smedvig ASA                                    NO          2,785
       1,227   Fletcher Challenge Energy                      NZ          2,830
      16,035   Repsol SA                                      SP        328,064
*         20   Lonza AG                                       SZ          9,800
      49,600   BG Group PLC                                   UK        299,131
     163,852   BP Amoco PLC                                   UK      1,412,218
      19,700   Enterprise Oil PLC                             UK        145,754
      41,000   Shell Transport & Trading Co.                  UK        334,574
      11,000   Ameren Corp.                                   US        403,563
      24,000   Apache Corp.                                   US      1,162,500
       7,500   Devon Energy Corp.                             US        361,406
      12,000   El Paso Energy Corp.                           US        510,000
       9,000   EOG Resources, Inc.                            US        223,875

       The accompanying notes are a integral part of these financial statements.

24  FREMONT MUTUAL FUNDS

                               FREMONT GLOBAL FUND
                           APRIL 30, 2000 (UNAUDITED)

STATEMENT OF INVESTMENTS IN SECURITIES AND NET ASSETS

                                                           Country      Value
      Shares   Security Description                          Code     (Note 1)
--------------------------------------------------------------------------------

ENERGY  (CONT.)

      41,000   Exxon Mobil Corp.                              US   $  3,185,188
*      6,100   Nabors Industries, Inc.                        US        240,569
*      8,200   Noble Drilling Corp.                           US        327,488
      17,000   Puget Sound Energy, Inc.                       US        403,750
       2,000   Transocean Sedco Forex, Inc.                   US         94,000
      42,000   USX-Marathon Group                             US        979,125
*     10,400   UTI Energy Corp.                               US        361,400
*      4,000   Weatherford International, Inc.                US        162,500
                                                                   ------------
                                                                     12,283,553
                                                                   ------------
FINANCIAL SERVICES (BANKS)  2.2%

         245   Bank Austria AG                                AS         10,872
      37,000   Australia & New Zealand Banking Group Ltd.     AU        255,970
      22,000   Westpac Banking Corp. Ltd.                     AU        140,501
         645   Kredietbank NV                                 BE         23,695
       6,000   Uniao de Bancos Brasileiros SA, GDR            BR        149,625
       9,000   Bank Of Nova Scotia                            CN        205,098
      25,600   The Toronto-Dominion Bank                      CN        592,033
         115   Den Danske Bank                                DK         11,439
*      1,461   Nordic Baltic Holding AB                       DK          9,093
       1,600   Banque Nationale de Paris (BNP)                FR        129,339
*     15,000   Commerzbank AG                                 GM        568,767
      10,688   Deutsche Bank AG                               GM        717,232
       4,200   Hang Seng Bank Ltd.                            HK         38,688
      35,959   Allied Irish Banks PLC                         IR        358,864
      60,000   Bank of Ireland                                IR        407,003
       1,610   Banca Intesa SPA                               IT          3,250
         575   Banca Popolare di Milano                       IT          3,430
       5,035   Banco Intesa SPA                               IT         18,542
      81,425   Instituto Bancario San Paolo di Torino         IT      1,140,212
       1,240   Mediobanca SPA                                 IT         10,283
     343,570   Unicredito Italiano SPA                        IT      1,393,341
       9,000   Asahi Bank Ltd.                                JP         43,321
      14,000   Bank of Tokyo-Mitsubishi Ltd.                  JP        180,654
       5,000   Bank of Yokohama Ltd.                          JP         19,161
      11,000   Fuji Bank Ltd.                                 JP         91,641
       8,000   Industrial Bank of Japan                       JP         65,908
       4,000   Mitsubishi Trust & Banking Corp.               JP         33,583
      37,000   Sakura Bank Ltd.                               JP        259,613
      10,000   Sumitomo Bank                                  JP        125,058
       2,000   The 77 Bank Ltd.                               JP         14,366
       3,000   The Gunma Bank Ltd.                            JP         15,051
       4,000   The Joyo Bank Ltd.                             JP         14,292
       3,000   The Shizuoka Bank Ltd.                         JP         27,770
       7,000   Tokai Bank Ltd.                                JP         36,416
      22,122   ABN Amro Holding NV                            NL        455,617
       1,340   Den Norske Bank ASA                            NO          4,706
       2,150   Banco Comercial Portugues SA                   PT         10,088
         255   Banco Espirito Santo E Comercial
                 De Lisboa SA                                 PT          5,913
       1,130   Bpi-sgps SA                                    PT          3,678
      19,163   DBS GROUP Holdings Ltd.                        SG        263,845
       3,150   Oversea-Chinese Banking Corp. Ltd.
                 (Local Shares)                               SG         21,593
       1,056   United Overseas Bank Ltd. (Local Shares)       SG          7,363
       2,800   Banco Bilbao Vizcaya Argentaria SA             SP         40,600
      67,158   Banco Bilbao Vizcaya SA                        SP        916,002
       7,944   Banco Santander Central Hispano SA             SP         82,853
      14,497   ForeningSparbanken AB (Series A)               SW        214,012
       1,280   Skandinaviska Enskilda Banken                  SW         14,029

FINANCIAL SERVICES (BANKS)  (CONT.)

       1,410   Svenska Handelsbanken AB, (Class A)            SW   $     18,686
         210   Svenska Handelsbanken AB, (Class B)            SW          2,701
         875   Credit Suisse Group                            SZ        158,237
         900   Ubs AG                                         SZ        220,755
*     24,285   Thai Farmers Bank (Warrants 09/15/02)          TH          2,935
      74,000   Turkiye Is Bankasi (Isbank)                    TU        405,868
     173,500   Lloyds TSB Group PLC                           UK      1,690,891
      17,858   Royal Bank Of Scotland                         UK        277,714
      24,600   Bank of America Corp.                          US      1,205,400
      13,800   Bank One Corp.                                 US        420,900
      16,000   Capital One Financial Corp.                    US        700,000
      18,000   Chase Manhattan Corp.                          US      1,297,126
       2,000   Firstar Corp.                                  US         49,750
      26,000   MBNA Corp.                                     US        690,625
      16,000   PNC Bank Corp.                                 US        698,000
       9,000   TCF Financial Corp.                            US        210,375
      18,000   Washington Mutual, Inc.                        US        460,125
       2,500   Zions Bancorporation                           US        103,750
                                                                   ------------
                                                                     17,768,248
                                                                   ------------
FINANCIAL SERVICES (OTHER)  3.0%

          15   Generali Hldng Vienna AG                       AS          2,182
      85,235   Lend Lease Corp. Ltd.                          AU        924,141
       1,560   Fortis (Class B)                               BE         39,392
*        868   Fortis AG-CVG                                  BE          5,920
          50   Groupe Bruxelles Lambert SA                    BE         12,139
       6,000   Clarica Life Ins Co.                           CN        117,893
*      1,000   Fairfax Financial Holdings Ltd.                CN        124,916
      11,000   Manulife Financial Corp.                       CN        172,687
          45   Pohjola Group Insurance Corp.                  FI          2,238
          40   Pohjola Insurance Group (Class A)              FI          1,976
       3,000   Allianz AG                                     GM      1,126,622
          60   Muenchener Rueckversich-CW02                   GM          4,365
       4,300   Muenchener Rueckversicherungs-
                 Gesellschaft AG                              GM      1,249,242
       5,000   Cheung Kong (Holdings) Ltd.                    HK         59,698
       7,000   New World Development Co. Ltd.                 HK          9,436
       5,000   Sun Hung Kai Properties Ltd.                   HK         39,638
      10,285   Wharf Holdings                                 HK         21,325
         631   Irish Permanent PLC                            IR          5,221
      11,845   Assicurazioni Generali SPA                     IT        337,122
      78,375   Beni Stabili                                   IT         38,840
       1,310   Riunione Adriatica di Sicurta SPA              IT         13,389
         265   Societa Assicuratrice Industriale (SAI)        IT          2,082
         600   Acom Co. Ltd.                                  JP         57,817
*        800   Aiful Corp.                                    JP         80,718
*        400   Aiful Corp.                                    JP         44,062
       1,400   Credit Saison Co. Ltd.                         JP         22,873
       5,000   Daiwa Securities Co. Ltd.                      JP         76,368
       5,000   Mitsubishi Estate Co. Ltd.                     JP         56,234
       3,000   Mitsui Fudosan                                 JP         30,492
      49,000   Mitsui Marine and Fire Insurance Co. Ltd.      JP        215,450
         300   Orix Corp.                                     JP         42,821
       1,600   Shohkoh Fund & Co. Ltd                         JP        285,847
       7,200   Takefuji Corp.                                 JP        761,788
      54,000   The Nomura Securities Co. Ltd.                 JP      1,359,623
       4,000   The Sumitomo Marine & Fire Insurance Co. Ltd.  JP         21,105
       5,000   Tokio Marine & Fire Insurance Co. Ltd.         JP         48,783
       8,840   Aegon NV                                       NL        635,420
       7,000   Aegon NV (New York Shares)                     NL        506,625

The accompanying notes are a integral part of these financial statements.

                                                        FREMONT MUTUAL FUNDS  25

                               FREMONT GLOBAL FUND
                           APRIL 30, 2000 (UNAUDITED)

STATEMENT OF INVESTMENTS IN SECURITIES AND NET ASSETS

                                                           Country      Value
      Shares   Security Description                          Code     (Note 1)
--------------------------------------------------------------------------------

FINANCIAL SERVICES (OTHER)  (CONT.)

       9,000   ING Groep NV, ADR                              NL   $    494,438
       4,207   ING Groep NV                                   NL        229,601
*        590   Storebrand ASA                                 NO          3,695
   3,000,000   SM Prime Holdings                              PH        392,394
         100   Companhia de Seguros Tranquilidade             PT          2,937
         115   Corporacion Mapfre                             SP          1,742
         260   Vallehermoso SA                                SP          1,759
         175   OM Gruppen AB                                  SW          7,281
       1,115   Skandia Forsakrings AB                         SW         53,495
         405   Schweizerische Rueckversicherungs-
                 Gesellschaft (Swiss Registered)              SZ        651,527
         155   Zurich Allied AG                               SZ         65,959
      10,000   Land Securities PLC                            UK        120,307
      27,400   Prudential Corp. PLC                           UK        423,549
      27,000   Royal & Sun Alliance Insurance Group PLC       UK        151,397
      22,000   Ace Ltd.                                       US        526,625
      19,000   Alliance Capital Management Holding L.P.       US        851,438
       2,000   American General Corp.                         US        112,000
       9,750   American International Group, Inc.             US      1,069,453
      24,800   Associates First Capital Corp.                 US        550,250
      25,000   AXA Financial, Inc.                            US        815,625
       9,000   Cigna Corp.                                    US        717,750
      47,250   Citigroup, Inc.                                US      2,808,422
*      3,100   Concord EFS, Inc.                              US         69,363
      23,000   Federal National Mortgage Association          US      1,387,188
      23,000   GATX Corp.                                     US        822,250
       1,000   H&R Block, Inc.                                US         41,813
       2,500   Legg Mason, Inc.                               US         94,531
      11,800   Morgan Stanley, Dean Witter and Co.            US        905,650
      12,000   Providian Financial Corp.                      US      1,056,751
       5,500   ReliaStar Financial Corp.                      US        236,844
       2,000   The Goldman Sachs Group, Inc.                  US        186,500
                                                                   ------------
                                                                     23,409,024
                                                                   ------------

HEALTH CARE  4.2%

         165   Nova Nordisk AS (Class B)                      DK         22,151
          70   Instrumentarium Group (Class B)                FI          1,783
*      9,400   Sanofi Synthelabo SA                           FR        350,872
       1,650   Schering AG                                    GM        233,304
*     11,500   Elan Corp. PLC, ADR                            IR        493,063
      11,000   Chugai Pharmaceutical Co. Ltd.                 JP        211,793
       1,000   Daiichi Pharmaceutical Co. Ltd.                JP         17,199
       1,000   Eisai Co. Ltd.                                 JP         29,159
      76,000   Sankyo Co. Ltd.                                JP      1,674,350
      33,000   Shionogi & Co. Ltd.                            JP        510,135
       1,000   Taisho Pharmaceutical Co. Ltd.                 JP         33,509
      40,000   Takeda Chemical Industries                     JP      2,632,602
       1,000   Yamanouchi Pharmaceutical Co. Ltd.             JP         52,856
      96,500   Grupo Casa Autrey SA de CV, ADR                MX        735,813
         150   Fabrica Espanola de Productos Quimicos y
                 Farmaceuticos, SA (FAES)                     SP          1,659
      40,798   Astrazeneca Group PLC                          SW      1,708,738
       1,866   Novartis AG (Registered Shares)                SZ      2,609,691
*          5   Roche Holding AG (Bearer)                      SZ         59,942
*         22   Roche Holding AG (Genusss)                     SZ        230,026
      47,700   Glaxo Wellcome PLC                             UK      1,472,469
      76,067   SmithKline Beecham PLC                         UK      1,039,874
      26,400   Zeneca Group PLC                               UK      1,104,247
      14,000   Abbott Laboratories                            US        538,125
*     15,800   Advance Paradigm, Inc.                         US        197,500

HEALTH CARE  (CONT.)

       1,000   Allergan, Inc.                                 US   $     58,875
*      1,000   Alza Corp. (Class A)                           US         44,063
*      7,000   Amgen, Inc.                                    US        392,000
*      5,000   Andrx Corp.                                    US        255,938
*     14,800   ArthroCare Corp.                               US      1,507,750
       2,000   Becton Dickinson & Co.                         US         51,250
*     15,000   Biogen, Inc.                                   US        882,188
      16,000   Bristol-Myers Squibb Co.                       US        839,000
      11,000   Cardinal Health, Inc.                          US        605,688
*     16,300   Cytyc Corp.                                    US        729,425
*     14,300   Endocare, Inc.                                 US        235,950
*      1,000   Forest Laboratories, Inc. (Class A)            US         84,063
*     19,300   Fusion Medical Technologies, Inc.              US        337,750
*     35,000   Gene Logic, Inc.                               US        940,626
*      1,500   IDEC Pharmaceuticals Corp.                     US         96,000
*     18,000   Immunex Corp.                                  US        708,750
       4,000   IMS Health, Inc.                               US         68,250
*      8,200   InnerDyne, Inc.                                US         35,747
      11,000   Johnson & Johnson                              US        907,500
      10,000   Lilly (Eli) & Co.                              US        773,125
       3,000   McKesson HBOC, Inc.                            US         50,625
*      7,500   MedImmune, Inc.                                US      1,199,532
      18,800   Medtronic, Inc.                                US        976,425
      19,000   Merck & Co.                                    US      1,320,500
*     15,200   NeoPharm, Inc.                                 US        232,750
*     21,100   Oxford Health Plans, Inc.                      US        400,900
       5,600   PE Corp.-PE Biosystems Group                   US        336,000
      32,000   Pfizer, Inc.                                   US      1,348,000
*      2,600   Quintiles Transnational Corp.                  US         37,213
      13,000   Schering Plough Corp.                          US        524,063
*     12,700   Sunrise Assisted Living, Inc.                  US        200,025
       9,000   Warner-Lambert Co.                             US      1,024,313
                                                                   ------------
                                                                     33,165,144
                                                                   ------------
MULTI-INDUSTRY  0.7%

          10   D'Ieteren SA                                   BE          2,501
*         65   Iss AS                                         DK          4,109
         195   Kesko Oyj                                      FI          2,128
      18,600   Vivendi                                        FR      1,840,132
       5,300   Metallgesellschaft AG                          GM         83,374
      36,000   Hutchison Whampoa Ltd.                         HK        524,572
*    400,000   New World Infrastructure Ltd.                  HK        426,231
       3,500   Swire Pacific Ltd. (Class A)                   HK         19,771
*      5,000   Itochu Corp.                                   JP         23,281
       5,000   Mitsubishi Corp.                               JP         43,506
       5,000   Mitsui & Co. Ltd                               JP         37,073
       1,000   Onward Kashiyama Co. Ltd.                      JP         12,941
         100   Toho Co. Ltd.                                  JP         18,884
*     24,921   Cemex SA de CV                                 MX        545,147
*      1,557   Cemex SA-Rights                                MX          4,281
      60,000   YTL Corp. Berhad                               MY         97,893
          85   Sonae Investimentos-Sociedade Gestora de
                 Participacoes Sociais SA                     PT          3,416
      11,200   Sasol Ltd.                                     SA         65,737
       2,000   Keppel Corp.                                   SG          4,640
     204,000   Singapore Technologies Engineering Ltd.        SG        286,853
         180   Corporacion Financiera Alba SA                 SP          4,714
         240   Trelleborg AB                                  SW          1,610
          20   Alusuisse-Lonza Holding AG                     SZ         12,679
      30,000   Synnex Technology International Corp., GDR     TW        810,000

       The accompanying notes are a integral part of these financial statements.

26  FREMONT MUTUAL FUNDS

                               FREMONT GLOBAL FUND
                           APRIL 30, 2000 (UNAUDITED)

STATEMENT OF INVESTMENTS IN SECURITIES AND NET ASSETS

                                                           Country      Value
      Shares   Security Description                          Code     (Note 1)
--------------------------------------------------------------------------------

MULTI-INDUSTRY  (CONT.)

      31,000   TI Group PLC                                   UK   $    168,406
       6,400   Minnesota Mining & Manufacturing Co.           US        553,600
                                                                   ------------
                                                                      5,597,479
                                                                   ------------

RAW MATERIALS  1.8%

          50   Boehler-Uddeholm AG                            AS          1,949
         120   Radex-Heraklith Industriebeteiligungs AG       AS          2,837
      53,000   Broken Hill Proprietary Co. Ltd.               AU        571,048
      40,000   Broken Hill Proprietary Co. Ltd., ADR          AU        847,500
          20   Glaverbel SA                                   BE          1,209
         180   Solvay SA                                      BE         12,177
         315   UCB SA                                         BE         10,598
          70   Union Miniere SA                               BE          2,221
      54,000   Dofasco Common                                 CN        969,885
       7,010   Inco Ltd.                                      CN        110,049
      10,100   Noranda, Inc.                                  CN         95,817
       9,400   Outokumpu Oyj                                  FI        110,689
      14,570   Upm-Kymmene Oyj                                FI        377,583
       1,500   Compagnie de Saint-Gobain                      FR        204,729
      25,000   Dessault Systemes SA                           FR      1,923,170
       9,100   BASF AG                                        GM        397,596
      10,450   Bayer AG                                       GM        424,273
*      2,500   Degussa-Huels AG                               GM         72,858
       9,300   Henkel KGaA                                    GM        490,476
       1,100   Henkel KGaA (Vorzug)                           GM         63,715
*     28,600   Thyssen Krupp AG                               GM        598,398
     143,353   DCC PLC                                        IR      1,414,306
       2,395   Jefferson Smurfit Group PLC                    IR          5,227
         400   Burgo (Cartiere) SPA                           IT          3,783
       4,085   Pirelli SPA                                    IT          9,788
       1,600   Snia SPA                                       IT          1,485
       5,000   Asahi Chemical Industry Co. Ltd.               JP         28,788
       6,000   Asahi Glass Co. Ltd.                           JP         52,652
       3,000   Bridegestone Corp.                             JP         65,121
       4,000   Dainippon Ink and Chemicals, Inc.              JP         16,440
       1,000   Ebara Corp.                                    JP         11,562
       2,000   Fuji Photo Film                                JP         80,163
       1,000   Fujikura Ltd.                                  JP          4,471
       1,000   Inax Corp.                                     JP          5,461
       2,000   Kaneka Corp.                                   JP         25,734
      15,000   Kawasaki Steel                                 JP         23,327
       2,000   Kokuyo Co. Ltd.                                JP         28,418
       2,000   Kyowa Hakko Kogyo                              JP         19,161
       8,000   Mitsubishi Chemical Corp.                      JP         32,065
       5,000   Mitsubishi Materials Corp.                     JP         16,662
       3,000   Mitsui Mining & Smelting Co. Ltd.              JP         17,301
       4,000   Nippon Paper Industries Co. Ltd.               JP         25,326
       9,000   Nippon Sheet Glass                             JP         79,978
      23,000   Nippon Steel Corp.                             JP         51,736
       5,000   Oji Paper Co. Ltd.                             JP         31,380
       1,000   Sekisui Chemical Co. Ltd                       JP          3,666
       1,000   Shin-Etsu Chemical Co. Ltd                     JP         52,856
       2,000   Shiseido Co. Ltd.                              JP         25,289
       6,000   Sumitomo Chemical Co.                          JP         29,881
       3,000   Sumitomo Electric Industries                   JP         39,961
      37,000   Sumitomo Forestry Co.                          JP        210,636
*      9,000   Sumitomo Metal Industries Ltd.                 JP          5,832
       3,000   The Furukawa Electric Co. Ltd.                 JP         41,627
       4,000   Tosoh Corp.                                    JP         21,142

RAW MATERIALS  (CONT.)

       1,000   Toto Ltd.                                      JP   $      6,137
     140,000   Kimberly-Clark de Mexico SA                    MX        458,723
         370   Akzo Nobel NV                                  NL         15,150
         130   Buhrmann NV                                    NL          3,351
      15,000   Dsm NV                                         NL        492,795
          60   Koninklijke Hoogovens NV                       NL          3,164
          70   Norske Skogindustrier ASA (Class A)            NO          2,310
       3,105   Carter Holt Harvey Ltd.                        NZ          2,623
       1,678   Fletcher Challenge Building                    NZ          1,589
         277   Cimpor-Cimentos de Portugal, SGPS, SA          PT          4,123
         400   Portucel Industrial-Empresa Produtora de
                 Celulosa SA                                  PT          2,513
      41,069   Hansol Paper Ltd., GDR                         SK        139,338
       4,000   Pohang Iron & Steel Co. Ltd., ADR              SK         84,000
         115   Acerinox SA                                    SP          4,580
*        200   Asturiana de Zinc, SA                          SP          2,050
         120   Empresa Nacional de Celulosas SA               SP          2,226
          75   Portland Valderrivas SA                        SP          1,446
         250   Uralitta, SA                                   SP          1,964
         200   Viscofan industria Navarra De Envolturas
                 Celulosicas SA                               SP          1,391
         150   Sapa AB                                        SW          2,751
         160   SSAB Svenskt Stal AB (Series A)                SW          1,843
         200   SSAB Svenskt Stal AB (Series B)                SW          2,147
         425   Svenska Cellulosa AB (Class B)                 SW          8,080
*         10   Forbo Holding AG                               SZ          3,611
          35   Holderbank Financiere Glarus AG                SZ         11,176
         658   Holderbank Financiere Glarus AG (Class B)      SZ        744,906
           5   Sika Finanz AG                                 SZ          1,547
      38,203   BOC Group PLC                                  UK        627,655
      86,000   CRH PLC                                        UK        115,628
      47,050   Northern Technologies International Corp.      US        323,469
      20,000   Weyerhaeuser Co.                               US      1,068,750
                                                                   ------------
                                                                     13,911,038
                                                                   ------------
REIT  0.1%

      56,000   Host Marriot Corp.                             US        598,500
                                                                   ------------
                                                                        598,500
                                                                   ------------
RETAIL  1.9%

     215,201   Coles Myer Ltd.                                AU        806,258
         100   Colruyt NV                                     BE          3,864
         115   Delhaize-Le Lion SA                            BE          5,819
*      3,700   InterTAN, Inc.                                 CN         51,106
         100   Stockmann AB                                   FI          1,455
       3,650   Pinault-Printemps-Redoute SA                   FR        736,474
       1,000   Fyffes PLC                                     IR          1,682
         200   Aoyama Trading Co.                             JP          2,612
       4,000   Daiei, Inc.                                    JP         11,849
       1,000   Daimaru, Inc.                                  JP          3,305
       1,000   Hankyu Department Stores, Inc.                 JP          4,665
       1,000   Isetan Company Ltd.                            JP          9,257
       1,000   Ito-Yokado Co. Ltd.                            JP         73,035
      11,000   Jusco Co. Ltd.                                 JP        203,647
       1,000   Marui Co. Ltd.                                 JP         18,791
       1,000   Mycal Corp.                                    JP          3,055
*      4,000   Seiyu Ltd.                                     JP         11,997
       1,000   Takashimaya Co. Ltd.                           JP          7,822
     200,000   Cifra SA de CV (Series C)                      MX        426,596

The accompanying notes are a integral part of these financial statements.

                                                        FREMONT MUTUAL FUNDS  27

                               FREMONT GLOBAL FUND
                           APRIL 30, 2000 (UNAUDITED)

STATEMENT OF INVESTMENTS IN SECURITIES AND NET ASSETS

                                                           Country      Value
      Shares   Security Description                          Code     (Note 1)
--------------------------------------------------------------------------------

RETAIL  (CONT.)

      50,599   Cifra SA de CV (Series V)                      MX   $    117,347
         135   Hagemeyer NV                                   NL          2,658
         816   Koninklijke Ahold NV                           NL         19,032
          80   Cortefiel SA                                   SP          1,688
*        460   TelePizza SA                                   SP          3,718
       1,800   Hennes & Mauritz AB (Series B)                 SW         47,911
          15   Valora Holding AG                              SZ          3,901
      23,428   New Dixons Group PLC                           UK         95,044
*     29,600   Abercrombie & Fitch Co. (Class A)              US        325,600
*      6,500   Bed Bath & Beyond, Inc.                        US        238,469
*     17,000   Best Buy Co., Inc.                             US      1,372,750
*     25,800   Buca, Inc.                                     US        388,612
      16,000   CBRL Group, Inc.                               US        222,000
*      1,800   CEC Entertainment, Inc.                        US         54,000
       2,000   Circuit City Stores-Circuit City Group         US        117,625
*      5,000   Costco Wholesale Corp.                         US        270,312
*     18,500   David's Bridal, Inc.                           US        212,750
       1,000   Dollar General Corp.                           US         22,875
       3,000   Family Dollar Stores, Inc.                     US         57,187
      16,250   Gap, Inc.                                      US        597,188
*     10,400   Genesco, Inc.                                  US        134,550
      31,000   Home Depot, Inc.                               US      1,737,937
*     22,000   Kohls Corp.                                    US      1,056,000
      13,000   Lowe's Cos., Inc.                              US        643,500
*      5,000   Office Depot, Inc.                             US         52,813
*     43,400   Rent-Way, Inc.                                 US      1,125,688
*      3,100   REX Stores Corp.                               US         77,887
*      2,100   SkyMall, Inc.                                  US          7,350
*     29,500   Staples, Inc.                                  US        562,344
*      2,000   Starbucks Corp.                                US         60,469
       2,000   Tandy Corp.                                    US        114,000
*      4,600   The Children's Place Retail Stores, Inc.       US        102,350
       4,000   The TJX Companies, Inc.                        US         76,750
       2,500   Tiffany & Co.                                  US        181,719
*      6,900   Twinlab Corp.                                  US         51,750
*      7,500   ValueVision International, Inc.                US        149,531
*      9,200   Venator Group, Inc.                            US        109,250
      39,000   Wal-Mart Stores, Inc.                          US      2,159,625
*      4,600   Zale Corp.                                     US        189,750
                                                                   ------------
                                                                     15,147,219
                                                                   ------------
SHELTER  0.1%

       3,000   Sekisui House Ltd.                             JP         27,492
*  1,459,000   Filinvest Land, Inc.                           PH         67,852
       2,000   City Developments Ltd.                         SG          9,081
       3,750   DBS Land Ltd.                                  SG          5,317
         100   ACS, Actividades De Con                        SP          2,772
         260   Fomento de Construcciones y Contratas SA       SP          5,331
*        300   Inmobiliaria Urbis SA                          SP          1,424
          99   Metrovacesa SA                                 SP          1,670
         245   Drott AB                                       SW          2,192
         245   Skanska AB (Class B)                           SW          8,960
*     14,500   Modtech Holdings, Inc.                         US        142,281
      25,000   The St. Joe Co.                                US        720,313
                                                                   ------------
                                                                        994,685
                                                                   ------------
TECHNOLOGY  13.8%

          30   Barco NV                                       BE   $      3,273
          40   Bang & Olufsen Holding AS (Class B)            DK          1,328
          80   GN Store Nord AS (GN Great Nordic)             DK          6,493
      44,340   Nokia Oyj                                      FI      2,544,089
*     15,900   Infineon Technologies AG                       GM      1,080,591
*      2,900   T-Online International AG                      GM        106,797
      73,000   Johnson Electric Holdings Ltd.                 HK        588,090
*      5,000   Nova Measuring Instruments Ltd.                IS         71,875
         455   Sirti SPA                                      IT            856
       3,800   Advantest Corp.                                JP        869,184
      53,000   Canon, Inc.                                    JP      2,423,586
         800   Fanuc Ltd.                                     JP         83,829
      10,000   Fuji Soft ABC, Inc.                            JP        592,428
      56,000   Fujitsu Ltd.                                   JP      1,586,226
         900   Hikari Tsushin, Inc.                           JP        129,964
       6,200   Hirose Electronics                             JP        749,532
      43,000   Hitachi Ltd.                                   JP        513,469
       1,430   Keyence Corp.                                  JP        474,549
       7,000   Matsushita Electric Industrial Co. Ltd.        JP        185,319
      44,000   NEC Corp.                                      JP      1,197,445
      36,000   Nichicon Corp.                                 JP        966,398
      26,000   Nikon Corp.                                    JP        914,560
       1,000   Omron Corp.                                    JP         27,215
       8,000   Sanyo Electric Co. Ltd.                        JP         53,393
       4,000   Sharp Corp.                                    JP         77,201
*      3,000   Softbank Corp.                                 JP        738,683
*        600   Softbank Corp. (New)                           JP        148,292
      12,000   Taiyo Yuden Co. Ltd.                           JP        849,764
       2,000   TDK Corp.                                      JP        267,889
      36,000   Tokyo Electron Ltd.                            JP      5,868,370
      41,000   Toshiba Corp.                                  JP        397,741
*      5,000   Trend Micro, Inc.                              JP        749,792
       3,000   Samsung Electronics                            LU        243,375
*     41,010   ASM Lithography Holding NV                     NL      1,639,941
         606   TNT Post Group NV                              NL         13,225
       6,000   Creative Technology Ltd.                       SG        159,659
     265,000   NatSteel Electronics Ltd.                      SG      1,521,561
       4,500   Samsung Electronics, GDR                       SK        725,625
       6,200   Ericsson (L.M.) Telephone Co., ADR             SW        548,313
      53,350   Telefonaktiebolaget LM Ericsson (Class B)      SW      4,755,295
      17,000   Asustek Computer, Inc.                         TW        224,400
*      7,000   Hon Hai Precision Industry Co.                 TW        195,475
      74,000   Taiwan Semiconductor Manufacturing Co.
                 Ltd., ADR                                    TW      3,871,126
      56,382   British Aerospace PLC                          UK        349,016
       1,000   Adobe Systems, Inc.                            US        120,938
*      2,000   Altera Corp.                                   US        204,500
*     20,000   Analog Devices, Inc.                           US      1,536,251
*     28,200   Anaren Microwave, Inc.                         US      2,932,800
*     19,200   Ancor Communications, Inc.                     US        579,600
*     10,000   Applied Materials, Inc.                        US      1,018,125
*     16,000   Applied Micro Circuits Corp.                   US      2,062,000
*      1,000   Atmel Corp.                                    US         48,937
*      3,100   ATMI, Inc.                                     US        119,350
*     11,000   BEA Systems, Inc.                              US        530,750
*     16,100   Blue Wave Systems, Inc.                        US        206,281
*      9,000   BMC Software, Inc.                             US        421,312
*      1,000   Broadcom Corp.                                 US        172,375
*     29,500   Cabletron Systems, Inc.                        US        674,812
*      7,200   California Amplifier, Inc.                     US        194,400

       The accompanying notes are a integral part of these financial statements.

28  FREMONT MUTUAL FUNDS

                               FREMONT GLOBAL FUND
                           APRIL 30, 2000 (UNAUDITED)

STATEMENT OF INVESTMENTS IN SECURITIES AND NET ASSETS

                                                           Country      Value
      Shares   Security Description                          Code     (Note 1)
--------------------------------------------------------------------------------

TECHNOLOGY  (CONT.)

*     31,100   California Micro Devices Corp.                 US   $    653,100
*      7,000   Check Point Software Technologies Ltd.         US      1,211,000
*      2,000   CIENA Corp.                                    US        247,250
*     56,000   Cisco Systems, Inc.                            US      3,882,375
*     12,600   Citrix Systems, Inc.                           US        769,387
      18,000   Compaq Computer Corp.                          US        526,500
      10,000   Computer Associates International, Inc.        US        558,125
*     12,000   Compuware Corp.                                US        150,750
*      2,000   Conexant Systems, Inc.                         US        119,750
*      6,200   Copper Mountain Networks, Inc.                 US        516,925
       1,200   Cordant Technologies, Inc.                     US         67,950
*      6,300   Critical Path, Inc.                            US        366,187
*      7,200   CyberOptics Corp.                              US        275,400
*     20,200   Datalink Corp.                                 US        335,825
*     29,000   Dell Computer Corp.                            US      1,453,625
*      6,000   EchoStar Communications Corp.                  US        382,125
*      1,000   Electronic Arts, Inc.                          US         60,500
*     17,000   EMC Corp/Mass                                  US      2,361,937
*      1,000   E-Tek Dynamics, Inc.                           US        204,750
*     27,200   Exigent International, Inc.                    US         66,300
*      1,000   Gateway, Inc.                                  US         55,250
      10,000   Hewlett-Packard Co.                            US      1,350,000
*     14,400   Information Resource Engineering, Inc.         US        370,800
*      9,000   Inktomi Corp.                                  US      1,385,437
      30,000   Intel Corp.                                    US      3,804,375
*      3,000   InterNap Network Services Corp.                US        115,500
      14,000   International Business Machines Corp.          US      1,562,750
*      3,500   Internet Commerce Corp.                        US         78,531
*      1,000   Intuit, Inc.                                   US         35,938
*     22,000   Jabil Circuit, Inc.                            US        900,625
*     32,000   JDS Uniphase Corp.                             US      3,318,000
       7,800   Keithley Instruments, Inc.                     US        434,850
*      1,000   KLA-Tencor Corp.                               US         74,875
*     10,500   Legato Systems, Inc.                           US        135,844
*      9,000   Lexmark International Group, Inc.              US      1,062,000
      13,000   Linear Technology Corp.                        US        742,625
*      1,000   LSI Logic Corp.                                US         62,500
      27,000   Lucent Technologies, Inc.                      US      1,679,063
*      1,000   Lycos, Inc.                                    US         46,500
*      4,600   Marimba, Inc.                                  US         91,138
*      8,500   Maxim Integrated Products, Inc.                US        550,906
*     23,800   MDSI Mobile Data Solutions, Inc.               US        833,000
*     11,900   Merix Corp.                                    US        260,313
       8,900   Methode Electronics, Inc.                      US        370,880
*      1,000   Microchip Technology, Inc.                     US         62,062
*      4,000   Micron Technology, Inc.                        US        557,000
*     44,200   Microsoft Corp.                                US      3,082,950
       6,000   Motorola, Inc.                                 US        714,375
*      3,500   MTI Technology Corp.                           US         54,250
*     47,800   Netopia, Inc.                                  US      1,995,650
*     13,200   New Era of Networks, Inc.                      US        414,150
*      3,000   Novell, Inc.                                   US         58,875
*      1,000   Novellus Systems, Inc.                         US         66,687
*     25,000   Oracle Systems Corp.                           US      1,998,438
*      6,200   Palm, Inc.                                     US        168,950
*     18,400   PC-Tel, Inc.                                   US        616,400
*      3,600   Peregrine Systems, Inc.                        US         86,625
*        700   Photon Dynamics, Inc.                          US         51,800
*      1,000   PMC-Sierra, Inc.                               US        191,875
*     26,300   Princeton Video Image, Inc.                    US        197,250

TECHNOLOGY  (CONT.)

 *     7,900   Puma Technology, Inc.                          US   $    241,937
 *     1,000   QLogic Corp.                                   US        100,312
 *     1,000   Rambus, Inc.                                   US        230,000
 *     1,000   Rational Software Corp.                        US         85,125
 *     1,000   RF Micro Devices, Inc.                         US        104,063
 *     1,000   Sanmina Corp.                                  US         60,063
 *     1,000   SCI Systems, Inc.                              US         53,250
       6,000   Scientific-Atlanta, Inc.                       US        390,375
 *     5,500   Siebel Systems, Inc.                           US        675,812
 *    12,900   SmartForce Public Ltd. Co.                     US        615,975
 *    10,000   Solectron Corp.                                US        468,125
      11,200   STMicroelectronics NV                          US      2,124,500
 *    14,000   Sun Microsystems, Inc.                         US      1,287,125
 *     8,000   Tellabs, Inc.                                  US        438,500
 *    14,000   Teradyne, Inc.                                 US      1,540,000
       8,000   Texas Instruments, Inc.                        US      1,303,000
 *       100   Tricord Systems, Inc.                          US          1,250
       4,528   United Technologies Corp.                      US        281,585
 *     5,400   VeriSign, Inc.                                 US        752,625
 *    15,750   VERITAS Software Corp.                         US      1,689,433
 *     3,000   Vignette Corp.                                 US        144,563
 *    13,700   Vitesse Semiconductor Corp.                    US        932,456
 *     3,200   VocalTec Communications Ltd.                   US         56,800
 *     6,200   Websense, Inc.                                 US        201,500
 *    26,200   Xilinx, Inc.                                   US      1,919,150
                                                                   ------------
                                                                    108,883,985
                                                                   ------------
TRANSPORTATION  0.4%

*         80   Austrian Airlines Osterreichische
                 Luftverkehrs AG                              AS          1,215
          60   Compagnie Maritime Belge SA                    BE          2,701
   4,432,000   Beijing Capital International Airport
                 Company Ltd.                                 CH        745,381
           2   A/S Dampskibsselskabet Svendborg               DK         27,704
           2   D/S 1912 (Class B)                             DK         20,137
         100   Finnlines Oyj                                  FI          1,741
       8,000   Cathay Pacific Airways                         HK         14,430
 *       690   Ryanair Holdings PLC                           IR          5,741
       3,345   Alitalia SPA                                   IT          6,692
          15   East Japan Railway Co.                         JP         88,864
       8,000   Japan Airlines Company Ltd.                    JP         24,882
       8,000   Kinki Nippon Railway Co. Ltd.                  JP         30,214
       4,000   Nippon Express Co. Ltd.                        JP         25,252
       8,000   Nippon Yusen Kabushiki Kaisha                  JP         31,843
       5,000   Tobu Railway Co. Ltd.                          JP         13,237
       3,000   Tokyu Corp.                                    JP         11,775
      40,000   Yamato Transport Co. Ltd.                      JP        999,722
          61   IHC Caland                                     NL          2,468
       4,075   Koninklijke Luchtvaart Maatschapij NV          NL         68,550
         200   Bergesen d.y. ASA (Class A)                    NO          3,366
         200   Bergesen d.y. ASA (Class B)                    NO          3,199
         300   SAS Norge ASA                                  NO          2,667
         650   Brisa-Auto Estradas de Portugal SA             PT          4,592
       2,000   Singapore Airlines Ltd.                        SG         20,741
          50   SAirGroup                                      SZ          8,882
         290   BAA PLC                                        UK          1,886
      16,100   British Airways PLC                            UK         84,021
       9,500   Kansas City Southern Industries, Inc.          US        682,812
                                                                   ------------
                                                                      2,934,715
                                                                   ------------

The accompanying notes are a integral part of these financial statements.

                                                        FREMONT MUTUAL FUNDS  29

                               FREMONT GLOBAL FUND
                           APRIL 30, 2000 (UNAUDITED)

STATEMENT OF INVESTMENTS IN SECURITIES AND NET ASSETS

                                                           Country      Value
      Shares   Security Description                          Code     (Note 1)
--------------------------------------------------------------------------------

UTILITIES  5.7%

          65   Oesterreichische Elektrizitaetswirtschafts AG
                 (Class A)                                    AS   $      6,212
     190,000   Telstra Corp. Ltd.                             AU        814,865
         120   Electrabel NPV                                 BE         29,014
       2,100   Telecomunicacoes de Sao Paulo SA               BR         53,025
       9,069   Enersis SA, ADR                                CL        168,910
         185   Lyonnaise Des Eaux-Dumez                       FR         29,203
 *     2,019   Suez Lyonnaise des Eaux SA, Strip              FR             19
      40,300   Deutsche Telekom AG                            GM      2,631,096
       2,000   Veba AG                                        GM         97,295
 *   100,000   China Telecom (Hong Kong) Ltd.                 HK        722,154
       5,500   CLP Holdings Ltd.                              HK         24,643
      16,500   Hong Kong & China Gas Co. Ltd.                 HK         18,112
      91,200   Hong Kong Telecommunications                   HK        214,851
 *     2,200   Enel SPA                                       IT          9,322
       1,510   Italgas SPA                                    IT          6,659
 *   269,370   Olivetti SPA                                   IT        891,575
     324,460   Telecom Italia Mobile SPA                      IT      3,097,830
      38,425   Telecom Italia SPA                             IT        487,913
          18   DDI Corp.                                      JP        206,609
       3,500   Kansai Electric Power                          JP         55,077
         190   Nippon Telegraph & Telephone                   JP      2,356,752
          44   NTT Mobile Communication Network, Inc          JP      1,470,332
      10,000   Osaka Gas Co.                                  JP         27,307
       2,500   Tohoku Electric Power Co., Inc.                JP         29,483
       5,000   Tokyo Electric Power                           JP        118,023
      10,000   Tokyo Gas Co.                                  JP         22,031
      44,000   Telefonos de Mexico SA (Class L), ADR          MX      2,587,750
     300,000   Telekom Malaysia Berhad                        MY      1,042,092
       3,720   Telecom Corp. of New Zealand Ltd.              NZ         15,713
      97,766   Manila Electric Co. (Class B)                  PH        175,238
       1,320   EDP-Electricidade de Portugal SA               PT         23,405
      15,575   Portugal Telecom SA                            PT        173,772
*      1,000   PT MULTMEDIA - Servicos de
                 Telecomminacaoes                             PT         69,789
       3,200   Telecel-Comunicacoes Pessoais, SA              PT         50,630
     573,000   Singapore Telecommunications Ltd.              SG        825,861
      20,000   Korea Electric Power Corp., ADR                SK        327,500
      16,375   Endesa SA                                      SP        355,270
         975   Gas Natural SDG, SA                            SP         16,295
       1,955   Iberdrola SA                                   SP         25,083
 *    88,873   Telefonica SA                                  SP      1,978,283
         660   Union Electrica Fenosa SA                      SP         12,645
 *       225   NetCom Systems AB (Class B)                    SW         16,029
       1,235   Swisscom AG                                    SZ        435,924
 *    10,600   COLT Telecom Group PLC                         UK        461,166
   1,563,808   Vodafone Group PLC                             UK      7,134,115
 *    11,000   AES Corp.                                      US        989,312
 *    14,500   Alamosa PCS Holdings, Inc.                     US        413,250
 *    12,000   Allegiance Telecom, Inc.                       US        849,000
       1,000   ALLTEL Corp.                                   US         66,625
      25,700   AT&T Corp.                                     US      1,199,869
      14,000   Bell Atlantic Corp.                            US        829,500
      20,200   BellSouth Corp.                                US        983,487
 *    33,100   Cadiz, Inc.                                    US        239,975
 *    17,000   Calpine Corp.                                  US      1,555,500
      11,000   GTE Corp.                                      US        745,250
      54,000   KeySpan Corp.                                  US      1,586,250
 *    36,650   MCI WorldCom, Inc.                             US      1,665,284
 *     8,500   NEXTLINK Communications, Inc.                  US        716,656

UTILITIES  (CONT.)

 *    19,500   QUALCOMM, Inc.                                 US   $  2,114,531
      26,000   SBC Communications, Inc.                       US      1,139,125
 *     1,000   SDL, Inc.                                      US        195,000
       3,500   Telephone & Data Systems, Inc.                 US        357,000
                                                                   ------------
                                                                     44,960,486
                                                                   ------------

TOTAL STOCKS (Cost $ 317,693,458)                                   391,263,345
                                                                   ------------
BONDS  24.6%

FOREIGN CORPORATE BONDS  7.2%

AUS$
   4,000,000   John Hancock Global Fund, 6.750%, 02/15/06             2,277,548
CAN$
     140,000   Beneficial Canada, Inc. 6.350%, 04/01/02                  93,427
   2,000,000   Oesterreichische Kontrollbank
               (Republic of Austria), 9.000%, 06/19/02                1,423,160
   2,000,000   Toyko Electric Power, 10.500%, 06/14/01                1,407,698
DKK
  29,793,000   Realkredit Danmark, 6.000%, 10/01/29                   3,424,466
       2,000   Realkredit, 5.000%, 10/01/29                                 214
      66,000   Unikredit Realkredit, 5.000%, 10/01/29                     7,067
E  3,000,000   Alcatel, 4.375%, 02/17/09                              2,423,194
   2,000,000   Allgemeine Hypbk, 5.000%, 09/02/09                     1,715,531
     243,000   Allgemeine Hypobk AG, 5.500%, 07/13/10                   215,613
      34,650   Axa Convertible Bond, 2.500%, 01/01/14                    32,796
     490,000   Buoni Poliennali Del Tes, 5.250%, 11/01/29               408,130
   2,000,000   Crown Cork & Seal Fin SA, 6.000%, 12/06/04             1,741,855
   3,000,000   Daimlerchrysler NA Hldg, 4.875%, 11/04/02              2,716,034
   2,000,000   Depfa Pfandbrief, 4.500%, 11/12/02                     1,798,959
      90,000   Depfa Pfandbriefbank, 5.750%, 03/04/09                    82,123
      90,000   Depfa Pfandbriefvank, 5.750%, 07/15/08                    77,045
   3,000,000   Deutsche Telecom Int Fin, 5.250%, 05/20/08             2,598,598
     343,000   Eurohpobank, 4.000%, 4/27/09                             274,619
     110,000   Hypothekenbk In Essen, 4.750%, 08/11/08                   93,742
   2,000,000   Kredit Fuer Wiederaufbau, 3.500%, 07/15/04             1,709,029
     170,000   Lloyds TSB Bank PLC, 5.625%, 07/15/49                    144,606
   2,000,000   Tecnost International, 5.616%, 06/23/04                1,863,201
(pound)
   2,000,000   Abbey National Treasury Service,6.500%,03/05/04        3,079,632
      80,000   Abbey National Treasury Service, 7.625%,12/30/02         126,679
      90,000   BG Transco Holdings PLC, FRN, 7.057%, 12/14/09           140,392
       7,069   British Aerospace, 7.450%, 11/29/03                       10,989
   2,000,000   European Investment Bank, 6.000%, 11/26/04             3,033,001
   2,000,000   Railtrack PLC, 9.125%, 03/25/06                        3,427,340
(Y)
  17,000,000   KFW Intl 1.75, 1.750%, 03/23/10                          156,883
  28,000,000   Korea Development Bank, 2.700%, 08/16/02                 260,575
 300,000,000   Petroliam Nasional BHD, 3.600%, 06/12/06               2,983,616
   3,980,256   SHL Corp. Ltd. 1999-1-a1 144a, 0.544%,12/25/24            36,850
   5,000,000   SHL Corp. Ltd. 1999-1-a1 144a, 0.734%,12/25/24            46,283
 200,000,000   Westpac Banking, 0.875%, 09/22/03                      1,850,597
NZ$
   7,000,000   Inter-American Develepmont Bank, 5.750%,04/15/04       3,202,746
SEK
   3,000,000   Eurofima, 4.750%, 07/07/04                               321,299
$  3,000,000   AES China Generating Co., 10.125%, 12/15/06            2,053,740
     100,000   Allied Irish Banks Ltd., 6.495%, 09/07/06                100,480

       The accompanying notes are a integral part of these financial statements.

30  FREMONT MUTUAL FUNDS

                               FREMONT GLOBAL FUND
                           APRIL 30, 2000 (UNAUDITED)

STATEMENT OF INVESTMENTS IN SECURITIES AND NET ASSETS

                                                                        Value
      Shares   Security Description                                   (Note 1)
--------------------------------------------------------------------------------

FOREIGN CORPORATE BONDS (CONT.)

$  2,000,000   Asia Pulp & Paper International Finance,
                 10.250%, 10/01/00                                 $  1,955,000
   3,000,000   Cemex SA de CV, 10.750%, 07/15/00                      3,016,050
     100,000   Comp Fin Cic Float, 6.886%, 10/29/49                      95,500
     200,000   Deutsche Bank Finance, 5.218%, 12/17/03                  199,592
   3,000,000   Grupo Televisa (callable 05/15/01 @106.625),
                 0.000%,05/15/08                                      2,949,810
     140,000   Petroleos Mexicanos, 8.850%, 09/15/07                    137,683
     150,000   Petroleos Mexicanos, 9.375%, 12/02/08                    155,866
     100,000   Sanwa Bank Ltd., 8.350%, 07/15/09                         98,785
   1,000,000   Sony Corp., 6.125%, 03/04/03                             967,958
                                                                   ------------
                                                                     56,936,001
                                                                   ------------
FOREIGN GOVERNMENT BONDS  7.9%

AUS$
     100,000   Government of Australia, 8.750%, 08/15/08                 67,095
CAN$
   4,050,000   Government of Canada, 6.000%, 06/01/08                 2,696,053
   2,000,000   Japan Highway Public Corp., 7.875%, 09/27/02           1,400,405
   2,000,000   Republic of Finland, 9.500%, 09/15/04                  1,490,682
DM
   6,000,000   United Mexican States, 8.125%, 09/10/04                3,075,431
DKK
  20,000,000   Denmark-Bullet, 6.000%, 11/15/02                       2,477,025
   1,700,000   Kingdom of Denmark, 7.000%, 11/15/07                     224,905
E    210,000   Bonos Y Oblig Del Estado, 6.000%, 01/31/29               195,956
   2,000,000   Bundesrepublic Deutschland, 6.500%,10/14/05            1,930,808
   4,601,626   Cades, 5.125%, 10/25/08                                4,058,940
   4,601,626   Deutschland Republic, 5.625%, 01/04/28                 4,141,579
   3,000,000   Finnish Government, 5.750%, 02/23/11                   2,777,548
   3,048,980   Government of France, 6.000%, 10/25/25                 2,889,989
   4,417,470   Government of France, 8.500%, 10/25/19                 5,356,410
      85,000   Government of Netherlands, 5.500%, 01/15/28               75,204
     495,000   Government of Netherlands, 5.500%, 07/15/10              451,004
     455,000   Government of Netherlands, 6.000%, 01/15/06              429,246
   3,208,096   Government of Spain, 6.000%, 01/31/08                  3,012,657
     190,000   Netherlands Government, 5.250% 07/15/08                  171,212
     485,000   Netherlands Government, 5.750% 02/15/07                  452,256
     546,000   Netherlands Government, 3.750%, 07/15/09                 437,397
     350,000   Netherlands Government, 7.500%, 01/15/23                 390,181
     230,000   Republic of Austria, 6.250%, 07/15/27                    219,596
   2,906,920   Republic of Austria, 5.625%, 07/15/07                  2,659,122
     120,000   Republic of Philippines, 8.000%, 09/17/04                110,174
   3,000,000   Treuhandanstalt, 6.750%, 05/13/04                      2,896,997
     100,000   Treuhandanstalt, 7.500%, 09/09/04                         99,443
GRD
  700,000,000  Hellenic Republic, 6.600%, 01/15/04                    1,934,852
  800,000,000  Hellenic Republic, 7.600%, 01/22/02                    2,212,167
1,000,000,000  Hellenic Republic, 8.800%, 06/19/07                    3,117,506
(Y)
  30,200,000   Government of Japan, 3.400%, 06/20/05                    311,004
  28,000,000   Japanese Government Bond, 1.400%, 06/22/09               249,727
   8,000,000   Japanese Government Bond, 2.900%, 12/20/06                80,533
  22,000,000   Japanese Government Bond, 3.000%, 09/20/05               222,690
  12,000,000   United Mexican States, 5.000%, 09/30/02                  119,600
NOK
   1,200,000   European Investment Bank, 5.375%, 08/28/07               123,646
NZ$
   1,100,000   Government of New Zealand, 7.000%, 07/15/09              532,900
   2,000,000   International Bank of Reconstruction &
                 Development, 7.25%, 04/09/01                           973,767
     800,000   New Zealand Government Bond, 5.500%, 04/15/03            372,780
     100,000   New Zealand Government Index Linked, 4.500%, 02/15/16     48,358
$     40,000   Bancomext Trust Division, 8.000%, 08/05/03                39,300

FOREIGN GOVERNMENT BONDS (CONT.)

$  2,000,000   Ontario Global, 7.000%, 08/04/05                    $  1,966,300
   1,000,000   Ontario Global, 7.000%, 08/04/05                         983,150
     450,000   Peru Pdi Brady, 4.500%, 03/07/17                         300,375
   2,000,000   Republic of Brazil, 11.625%, 04/15/04                  1,977,700
      48,000   Republic of Philippines, 6.000%, 12/01/09                 44,491
   2,000,000   United Mexican States, 11.500%, 05/15/26               2,365,000
                                                                   ------------
                                                                     62,163,161
                                                                   ------------
U.S. CORPORATE BONDS 3.3%
(pound)
     520,000   General Motors Acceptance Corp., 6.875%, 09/09/04        809,433
(Y)
  28,000,000   Ford Motor Credit Co., 1.200%, 02/07/05                  256,452
 200,000,000   Ford Motor Credit Co., 1.000%, 12/22/03                1,843,099
 200,000,000   Toyota Motor Credit, 1.000%, 12/20/04                  1,839,859
$     12,000   AES Corp., 10.250%, 07/15/06                              11,790
      13,000   Beckman Instruments, Inc., 7.100%, 03/04/03               12,238
   3,000,000   BellSouth Telecommunications, Inc.,
                 6.375%, 06/01/28                                     2,474,520
   3,000,000   BP America, Inc., 5.750%, 07/30/01                     2,945,250
      12,000   Buckeye Technologies, Inc., 8.000%, 10/15/10              10,830
       7,000   Building Materials Corp., 7.750%, 07/15/05                 6,073
       7,000   Building Materials Corp., 8.000%, 10/15/07                 5,985
      15,000   Calpine Corp., 7.875%, 04/01/08                           14,119
      15,000   Century Communications Corp., 0.000%, 03/15/03            10,950
     200,000   Charter Financial, Inc., 6.590%, 02/25/02                199,746
      15,000   CMS Energy Corp., 8.125%, 05/15/02                        14,742
      15,000   Echostar DBS 9.250%, 02/01/06                             14,625
   3,000,000   Export-Import Bank of Korea, 7.100%, 03/15/07          2,940,780
      15,000   Flag Ltd., 8.250%, 01/30/08                               13,350
   2,000,000   Frank Russell Co., 5.625%, 01/15/09                    1,716,194
       9,000   Garden State Newspapers, 8.750%, 10/01/09                  8,010
   2,500,000   General Electric Capital Corp., 8.850%, 03/01/07       2,685,800
      12,000   Hollinger International Publishing, 8.625%, 03/15/05      11,640
   1,465,000   Ingersoll-Rand, 6.015%, 2/15/28                        1,442,161
     240,000   J Seagram & Sons, 5.790%, 04/15/01                       235,651
      15,000   Jones Intercable, Inc., 8.875%, 04/01/07                  15,302
     300,000   Juniper Networks, 4.75%, 03/15/07                        274,875
     100,000   Kroger Co., 7.062%, 10/01/10                              99,943
   1,000,000   Lehman Brothers Holdings, Inc., 7.375%, 05/15/07       1,000,100
      15,000   McLeodusa, Inc., 8.125%, 02/15/09                         13,500
      10,000   MGM Grand, Inc., 6.950%, 02/01/05                          9,187
   2,000,000   Monsanto Co., 6.500%, 12/01/18                         1,756,786
      50,000   Morgan JP & Co., 3.451%, 02/15/12                         44,326
       9,000   Navistar International, 8.000%, 02/01/08                   8,460
     100,000   Oneok, Inc., 6.960%, 04/24/02                            100,000
       9,000   Polymer Group, Inc., 9.000%, 07/01/07                      8,100
      15,000   Rogers Cantel, Inc., 8.300%, 10/01/07                     14,550
       9,000   Silgan Holdings, Inc., 9.000%, 06/01/09                    8,460
      30,000   Sprint Capital Corp., 5.875%, 05/01/04                    28,202
   3,000,000   Sunamerica, Inc. 6.750%, 10/01/07                      2,869,890
       9,000   TV Guide Inc., 8.125%, 03/01/09                            8,910
       6,000   World Color Press, Inc., 8.375%, 11/15/08                  5,719
                                                                   ------------
                                                                     25,789,607
                                                                   ------------

The accompanying notes are a integral part of these financial statements.

                                                        FREMONT MUTUAL FUNDS  31

                               FREMONT GLOBAL FUND
                           APRIL 30, 2000 (UNAUDITED)

STATEMENT OF INVESTMENTS IN SECURITIES AND NET ASSETS

                                                                        Value
      Shares   Security Description                                   (Note 1)
--------------------------------------------------------------------------------

U.S. GOVERNMENT & AGENCIES 5.3%
(pound)
   1,400,000   FHLB, 5.625%, 6/10/03                               $  2,116,248
(Y)
 200,000,000   FNMA, 1.750%, 03/26/08                                 1,870,684
$  3,000,000   FHLMC, 6.875%, 01/15/05                                2,956,860
   3,000,000   FNMA, 6.000%, 02/19/04                                 2,867,820
   2,000,000   FNMA, 7.250%, 01/15/10                                 1,994,060
   3,000,000   Freddie Mac, 6.450%, 04/29/09                          2,767,980
   2,363,143   GNMA, 5.500%, 05/20/14                                 2,157,100
     480,000   U.S. Treasury Bond, 12.500%, 08/15/14                    672,298
   4,237,566   U.S. Treasury Inflation Indexed Bond, 3.625%,
                 07/15/02                                             4,228,964
   6,207,317   U.S. Treasury Inflation Indexed Bond, 3.875%,
                 01/15/09                                             6,151,066
   3,096,233   U.S. Treasury Inflation Indexed Bond, 3.875%,
                 04/15/29                                             3,103,013
     100,000   U.S. Treasury Note, 5.125%, 08/31/00                      99,609
   4,200,000   U.S. Treasury Note, 5.625%, 05/15/08                   3,989,328
   3,000,000   U.S. Treasury Note, 6.500%, 10/15/06                   2,993,430
   3,739,652   U.S. Treasury Inflationary Protect Note,
                 3.625%, 07/15/02                                     3,732,060
                                                                   ------------
                                                                     41,700,520
                                                                   ------------
COLLATERALIZED MORTGAGE OBLIGATIONS 0.5%

E
      400000   Haus Limited 1mlibor+30, 3.850%, 12/10/37                363,720
     100,000   Island Finance SPA-4 A 6moeur, 4.626%,
                 03/20/15                                                90,930
     189,111   Originated Mortgage Loans PLC, 4.340%,12/15/31           172,216
      84,684   Registered Australian Mortgage Security,
                 4.017%, 09/26/32                                        77,011
(Y)
  10,000,000   Intl Cred Recv B .5, 0.755%, 11/22/04                     92,567
   5,440,734   Intl Cred Recv A .43, 0.655%, 11/22/04                    50,363
$    183,989   Amresco Residential Securities,5.876%,06/25/29           184,597
     200,000   Bank of America Mortgage Securities, 1999-5-a4
                 Nas Wm 29 Wc 7.0959, 6.500%, 05/25/29                  179,812
     300,000   Crusade Global Trust, 1999-1 A2, 6.400%, 02/15/30        300,750
     254,090   FHLMC, 6.500%, 08/15/23                                  247,974
     250,000   Government Lease Trust, 4.000%, 05/18/11                 175,924
     394,667   Nhel 1998-1 A 1mlib, 6.257%, 04/25/28                    394,465
      70,000   PSB Lending Home Loan Owner Trust, 6.830%, 05/20/18       68,536
     700,000   Residential Mortgage Securities CMO,
                 2000-rms-8-a, 6.560%, 05/12/32                         699,552
     267,505   Salomon Brothers Mortgage Securities VII,
                 5.464%, 06/25/29                                       265,793
     280,508   Salomon Brothers Mortgage Securities VII,
                 6.882%, 11/15/29                                       280,508
      85,224   SASCO Floating Rate Commercial Mortgage,
                 1999-c3-a Seq 1mlib+45, 6.471%, 05/12/32                85,291
     348,895   United Panam Mortgage Loan Asset Backed,
                 1999-2-a2 Fsa, 6.575%, 10/25/29                        348,470
                                                                   ------------
                                                                      4,078,479
                                                                   ------------
MORTGAGE BACKED SECURITIES  0.4%

E
     100,000   GMAC Australia Finance, 3.648%, 03/25/02            $     90,994
$  1,000,000   GNMA, 6.000%, 05/22/30                                   907,970
     500,000   GNMA, 7.000%, 05/22/30                                   480,780
   1,900,000   GNMA, 7.500%, 05/22/30                                 1,868,536
     200,000   Medallion Trust, 6.509%, 07/12/31                        200,000
                                                                   ------------
                                                                      3,548,280
                                                                   ------------

TOTAL BONDS (Cost $211,124,586)                                     194,216,048
                                                                   ------------
OTHER SECURITIES  0.0%

      48,000   Call Option on the U.S.Treasury Note,
                 6.250%, Strike @ 100.00, Exp. 05/01/00                  64,416
      13,000   Call Option on the U.S.Treasury Note,
                 5.625%, Strike @ 105.00, Exp. 05/08/00                 128,518
                                                                   ------------

TOTAL OTHER SECURITIES (Cost $201,953)                                  192,934
                                                                   ------------
SHORT TERM SECURITIES  25.2%

   2,700,000   AIG Funding, Inc., CP, 5.860%(a), 05/18/00             2,692,529
** 5,000,000   American Home Products, CP, 5.990%(a), 05/02/00        4,999,168
   2,700,000   American Honda Finance, CP, 5.850%(a), 05/17/00        2,692,980
   5,000,000   American Honda Finance, CP, 6.070%(a), 06/05/00        4,970,493
   2,700,000   Citicorp, CP, 6.030%(a), 05/04/00                      2,698,643
   2,000,000   Coca-Cola Co., CP, 6.000%(a), 06/02/00                 1,989,333
   2,700,000   Daimlerchrysler N America, CP, 5.860%(a), 05/08/00     2,696,924
   2,700,000   Du Pont (ei) de Nemours & Co., CP, 6.020%(a),
                 05/04/00                                             2,698,646
   6,000,000   FCE Bank PLC, CP, 6.000%(a), 05/11/00                  5,990,000
   5,700,000   FCE Bank PLC, CP, 6.010%(a), 05/05/00                  5,696,194
   5,000,000   FCE Bank PLC, CP, 6.010%(a), 05/23/00                  4,981,636
   5,800,000   FCE Bank PLC, CP, 6.070%(a), 05/04/00                  5,797,066
   5,000,000   Ford Motor Credit Corp., CP, 6.020%(a), 05/03/00       4,998,328
   2,700,000   Ford Motor Credit Corp., CP, 6.030%(a), 06/09/00       2,682,362
** 5,000,000   France Telecom, CP, 6.080%(a), 06/02/00                4,972,978
   8,500,000   General Electric Credit Corp., CP, 6.050%(a),
                 05/25/00                                             8,465,717
   5,000,000   General Electric Capital Corp., CP, 6.050%, 05/03/00   4,998,319
   2,700,000   General Electric Capital Corp., CP, 5.910%(a),
                 06/02/00                                             2,685,816
   2,700,000   General Motors Acceptance Corp., CP, 5.780%(a),
                 05/12/00                                             2,695,232
   1,000,000   General Motors Acceptance Corp., CP, 6.050%(a),
                 05/03/00                                               999,664
   4,975,000   Golden Peanut Co., CP, 6.010%(a), 05/09/00             4,968,356
   5,500,000   Halifax PLC, CP, 5.990%(a), 05/10/00                   5,491,764
   2,700,000   International Lease Finance Corp., CP, 5.880%(a),
                 05/25/00                                             2,689,416
** 7,500,000   Invensys PLC, CP, 6.020%(a), 05/02/00                  7,498,746
** 7,500,000   Invensys PLC, CP, 6.020%(a), 05/02/00                  7,498,746
** 5,500,000   Invensys PLC, CP, 6.080%(a), 05/30/00                  5,473,062
** 5,000,000   Marsh & McLennan, CP, 6.000%(a), 05/08/00              4,994,167
** 4,500,000   Marsh & McLennan, CP, 6.100%(a), 05/16/00              4,488,563

       The accompanying notes are a integral part of these financial statements.

32  FREMONT MUTUAL FUNDS

                               FREMONT GLOBAL FUND
                           APRIL 30, 2000 (UNAUDITED)

STATEMENT OF INVESTMENTS IN SECURITIES AND NET ASSETS

                                                                        Value
      Shares   Security Description                                   (Note 1)
--------------------------------------------------------------------------------

SHORT TERM SECURITIES (CONT.)

$    700,000   Motorola, Inc. Discount Note, CP, 6.050%(a),
                 05/26/00                                          $    697,059
   6,000,000   National Rural Utilities, CP, 6.000%(a),
                 05/01/00                                             6,000,000
   4,500,000   New York Times, CP, 6.080%(a), 05/12/00                4,491,640
**19,500,000   Swiss Re Financial Products, CP, 6.100%(a),
                 05/01/00                                            19,500,000
   6,000,000   Toyota Motor Credit Puerto Rico, CP, 6.020%(a),
                 05/16/00                                             5,984,950
   2,700,000   Toyota Motor Credit Corp., CP, 5.840%(a),
                 05/15/00                                             2,693,868
   5,115,000   Transamerica Finance Corp., CP, 6.050%(a),
                 05/08/00                                             5,108,983
   5,000,000   Transamerica Finance Corp., CP, 6.070%(a),
                 05/22/00                                             4,985,668
   2,700,000   Transamerica Finance Corp., CP, 5.920%(a),
                 06/13/00                                             2,680,908
   2,120,000   Transport Marit Mex, SP, 8.500%(a), 10/15/00           2,077,600
   4,930,000   U.S. Treasury Bill, 5.770%, 06/22/00                   4,889,623
   2,700,000   USAA Capital Corp., CP, 5.990%(a), 05/12/00            2,695,058
** 5,000,000   Wal-Mart Stores, Inc., CP, 6.040%(a), 05/10/00         4,992,450
      49,948   Repurchase Agreement, State Street Bank and
                 Trust Co., 5.400%, 05/01/00 (Maturity Value
                 $49,970) (Cost $49,948) Collateral: FFCB,
                 6.000%, 10/01/01                                        49,948
      50,802   Repurchase Agreement, State Street Bank and
                 Trust Co., 5.400%, 05/01/00 (Maturity Value
                 $50,824) (Cost $50,802) Collateral: FNMA,
                 6.000%, 09/24/01                                        50,802
      57,653   Repurchase Agreement, State Street Bank and
                 Trust Co., 5.400%, 05/01/00 (Maturity Value
                 $57,679) (Cost $57,653) Collateral: FFCB,
                 5.700%, 05/17/02                                        57,653
     206,807   Repurchase Agreement, State Street Bank and
                 Trust Co., 5.400%, 05/01/00 (Maturity Value
                 $206,899) (Cost $206,807) Collateral: FHLB,
                 5.400%, 01/17/03                                       206,807
     253,596   Repurchase Agreement, State Street Bank and
                 Trust Co., 5.400%, 05/01/00 (Maturity Value
                 $253,708) (Cost $253,596) Collateral: FNMA,
                 6.625%, 01/15/02                                       253,596
  15,656,453   Repurchase Agreement, State Street Bank and
                 Trust Co., 5.400%, 05/01/00 (Maturity Value
                 $15,663,383) (Cost $ 15,656,453) Collateral:
                 FNMA, 0.000%, 06/29/00                              15,656,453
                                                                   ------------

TOTAL SHORT-TERM SECURITIES (Cost $199,102,944)                     199,079,168
                                                                   ------------

TOTAL INVESTMENTS (Cost $728,122,941)  99.3%                        784,751,495
                                                                   ------------

OTHER ASSETS AND LIABILITIES, NET,  0.7%                              5,567,324
                                                                   ------------

NET ASSETS,  100.0%                                                $790,318,819
                                                                   ============

The accompanying notes are a integral part of these financial statements.

                                                        FREMONT MUTUAL FUNDS  33

                        FREMONT INTERNATIONAL GROWTH FUND
                           APRIL 30, 2000 (UNAUDITED)

STATEMENT OF INVESTMENTS IN SECURITIES AND NET ASSETS

                                                           Country      Value
      Shares   Security Description                          Code     (Note 1)
--------------------------------------------------------------------------------

STOCKS  92.4%

BUSINESS EQUIPMENT & SERVICES  4.0%

*     64,000   Cable & Wireless Optus Ltd.                    AU   $    206,795
       6,700   Teleglobe, Inc.                                CN        167,387
*      1,600   Epcos AG                                       GM        225,215
     900,000   Hung Hing Printing Group                       HK        349,522
       2,000   Fujitsu Ltd.                                   JP         56,650
       1,200   Fujitsu Support and Service                    JP        177,728
*        250   Adecco SA                                      SZ        205,370
     132,900   Invensys PLC                                   UK        638,827
     100,000   Photobition Group PLC                          UK        629,511
       4,166   Reuters Group PLC, ADR                         UK        434,566
       2,500   Nortel Networks Corp.                          US        283,125
                                                                   ------------
                                                                      3,374,696
                                                                   ------------
CAPITAL GOODS  6.4%

      27,000   Bombardier, Inc. (Class B)                     CN        725,591
*      1,276   Bouygues SA                                    FR        814,537
       9,500   Siemens AG                                     GM      1,382,136
       8,000   Fuji Machine Manufacturing Co., Ltd.           JP        556,142
      47,000   Mitsubishi Heavy Industries                    JP        146,182
       6,000   Murata Manufacturing Co. Ltd.                  JP      1,166,343
       7,000   THK Co. Ltd.                                   JP        294,826
      33,500   Iro AB                                         SW        348,428
                                                                   ------------
                                                                      5,434,185
                                                                   ------------
CONSUMER DURABLES  8.2%

       1,300   Peugeot SA                                     FR        269,044
       3,000   Valeo SA                                       FR        166,402
       7,800   Bayerische Motoren Werke (BMW) AG              GM        204,265
       3,000   DaimlerChrysler AG                             GM        175,677
       3,920   Fiat SPA                                       IT         96,133
      10,000   Fiat SPA (Preferred)                           IT        146,397
      28,000   Kokusai Electric Co. Ltd.                      JP        311,025
*     52,000   Mitsubishi Motors                              JP        183,393
       3,500   Nintendo Co. Ltd.                              JP        583,171
*     72,000   Nissan Motor Co. Ltd.                          JP        327,242
       2,700   Rohm Co. Ltd.                                  JP        904,749
*     19,400   Sony Corp.                                     JP      2,236,665
*        700   Sony Corp., ADR                                JP        157,937
      24,000   Suzuki Motor Co. Ltd.                          JP        357,456
*      1,750   Geberit International AG                       SZ        567,925
      15,600   GKN PLC                                        UK        215,321
                                                                   ------------
                                                                      6,902,802
                                                                   ------------
CONSUMER NON-DURABLES  4.7%

      45,988   Coca-Cola Amatil Ltd.                          AU        110,009
         800   Christian Dior SA                              FR        190,226
       1,100   Groupe Danone                                  FR        240,555
         400   LVMH                                           FR        167,893
       3,600   Societe BIC SA                                 FR        143,378
       1,000   Asahi Breweries Ltd.                           JP         10,182
       6,000   Uni-Charm Corp.                                JP        406,554
       9,000   PanAmerican Beverages (Class A)                MX        147,937
      10,900   Heineken NV                                    NL        604,594
       5,500   Heineken Holding NV (Class A)                  NL        185,293
      25,795   South African Breweries PLC                    SA        190,201
         198   Compagnie Financiere Richemont AG              SZ        481,637
         171   Nestle SA (Registered Shares)                  SZ        301,794
      55,300   Cadbury Schweppes PLC                          UK        375,196

CONSUMER NON-DURABLES  (CONT.)

*     68,500   Coca-Cola Beverages PLC                        UK   $    124,573
         423   Reckitt & Coleman PLC                          UK          4,343
      29,200   Tate & Lyle PLC                                UK        103,028
      22,400   Unilever PLC                                   UK        133,699
                                                                   ------------
                                                                      3,921,092
                                                                   ------------
CONSUMER SERVICES  3.6%

      29,765   News Corp. Ltd.                                AU        378,204
      23,300   The Thomson Corp.                              CN        769,325
       1,000   Societe Television Francaise 1                 FR        684,703
       1,400   Societe Europeene des Satellites               LU        216,413
      15,000   Singapore Press Holdings Ltd.                  SG        293,532
       1,225   The Selecta Group                              SZ        376,923
      55,000   Rank Group PLC                                 UK        126,738
      11,000   Reuters Group PLC                              UK        195,086
                                                                   ------------
                                                                      3,040,924
                                                                   ------------
ENERGY  1.3%

     101,400   ENI SPA                                        IT        504,351
       5,500   Norsk Hydro ASA                                NO        201,456
      27,100   Enterprise Oil PLC                             UK        200,505
      27,300   Shell Transport & Trading Co.                  UK        222,777
                                                                   ------------
                                                                      1,129,089
                                                                   ------------
FINANCIAL SERVICES   11.6%

      32,889   Australia & New Zealand Banking Group Ltd.     AU        227,530
      58,820   Westpac Banking Corp. Ltd.                     AU        375,648
      15,235   Lend Lease Corp. Ltd.                          AU        165,182
      44,816   QBE Insurance Group Ltd.                       AU        188,356
  18,000,000   Sanwa International FinBerm Tryst              BM        169,120
       8,000   Uniao de Bancos Brasileiros SA, GDR            BR        199,500
       5,900   Clarica Life Insurance Co.                     CN        115,928
      15,000   Manulife Financial Corp.                       CN        235,483
      18,000   Bank Of Nova Scotia                            CN        410,196
       8,000   Canadian Imperial Bank of Commerce             CN        209,588
         800   Toronto-Dominion Bank                          CN         18,501
*        600   Fairfax Financial Holdings Ltd.                CN         74,949
       2,055   Banque Nationale de Paris (BNP)                FR        166,120
       3,100   Deutsche Bank AG                               GM        208,030
       3,600   Dresdner Bank AG                               GM        146,979
      62,000   Unicredito Italiano SPA                        IT        251,440
      13,700   Assicurazioni Generali SPA                     IT        389,917
      40,000   Sakura Bank Ltd.                               JP        280,663
*      1,200   Aiful Corp.                                    JP        124,780
      43,000   Mitsui Marine and Fire Insurance Co. Ltd.      JP        189,068
       1,680   Orix Corp.                                     JP        239,800
         260   Shohkoh Fund & Co. Ltd.                        JP         46,450
      15,000   The Nomura Securities Co. Ltd.                 JP        377,673
      27,220   ABN Amro Holding NV                            NL        560,613
      12,307   Aegon NV                                       NL        884,629
       3,000   ING Groep NV                                   NL        163,729
      21,050   DBS GROUP Holdings Ltd.                        SG        289,826
      12,000   Shinhan Bank                                   SK        115,161
      23,000   Banco Bilbao Vizcaya SA                        SP        313,709
       7,200   Banco Popular Espanol SA                       SP        194,445
      18,600   ForeningSparbanken AB (Series A)               SW        274,582
      12,000   Svenska Handelsbanken AB, (Class A)            SW        159,032
         620   Ubs AG                                         SZ        152,075
         101   Schweizerische Rueckversicherungs-
                 Gesellschaft (Swiss Registered)              SZ        162,480

       The accompanying notes are a integral part of these financial statements.

34  FREMONT MUTUAL FUNDS

                        FREMONT INTERNATIONAL GROWTH FUND
                           APRIL 30, 2000 (UNAUDITED)

STATEMENT OF INVESTMENTS IN SECURITIES AND NET ASSETS

                                                           Country      Value
      Shares   Security Description                          Code     (Note 1)
--------------------------------------------------------------------------------

FINANCIAL SERVICES  (CONT.)

      24,000   Halifax Group PLC                              UK   $    224,759
      82,500   Lloyds TSB Group PLC                           UK        804,026
      24,500   Royal Bank Of Scotland                         UK        381,006
      42,576   Royal & Sun Alliance Insurance Group PLC       UK        238,737
                                                                   ------------
                                                                      9,729,710
                                                                   ------------
HEALTH CARE  5.0%
*     14,580   Sanofi Synthelabo SA                           FR        544,224
       8,000   Chugai Pharmaceutical Co. Ltd.                 JP        154,031
      10,000   Sankyo Co. Ltd.                                JP        220,309
       7,000   Shionogi & Co. Ltd.                            JP        108,211
       5,000   Takeda Chemical Industries                     JP        329,075
      13,467   Astrazeneca Group PLC                          SW        564,037
         358   Novartis AG (Registered Shares)                SZ        500,680
       1,650   Synthes-Stratec, Inc.                          SZ        703,106
*     19,500   Cantab Pharmaceuticals PLC                     UK        117,450
       9,085   Glaxo Wellcome PLC                             UK        280,448
      16,800   AstraZeneca Group PLC                          UK        702,703
                                                                   ------------
                                                                      4,224,274
                                                                   ------------
MULTI - INDUSTRY  2.0%

       3,700   Vivendi                                        FR        366,048
      43,000   Hutchison Whampoa Ltd.                         HK        626,573
      19,000   Sasol Ltd.                                     SA        111,517
     182,000   Singapore Technologies Engineering Ltd.        SG        255,917
      53,800   TI Group PLC                                   UK        292,266
                                                                   ------------
                                                                      1,652,321
                                                                   ------------
RAW MATERIALS  4.0%

      66,929   Broken Hill Proprietary Co. Ltd.               AU        721,126
      18,700   Upm-Kymmene Oyj                                FI        484,611
       2,300   Compagnie de Saint-Gobain                      FR        313,918
       5,500   Pechiney SA                                    FR        241,055
*      3,600   Degussa-Huels AG                               GM        104,915
       1,300   Henkel KGaA                                    GM         75,299
      19,000   Mitsui Chemicals, Inc.                         JP        151,430
      15,000   Nippon Sheet Glass                             JP        133,296
       7,357   DSM NV                                         NL        241,699
       6,590   Pohang Iron & Steel Co. Ltd., ADR              SK        138,390
       1,261   Holderbank Financiere Glarus AG                SZ        402,641
          58   Holderbank Financiere Glarus AG (Class B)      SZ         65,660
      12,100   BOC Group PLC                                  UK        198,796
      95,100   Corus Group PLC                                UK        127,863
                                                                   ------------
                                                                      3,400,699
                                                                   ------------
RETAIL  1.5%

      55,310   Coles Myer Ltd.                                AU        207,221
      17,850   Homac Corp.                                    JP        442,821
      12,000   Jusco Co. Ltd.                                 JP        222,160
      50,000   Mycal Corp.                                    JP        152,735
      54,772   New Dixons Group PLC                           UK        222,202
                                                                   ------------
                                                                      1,247,139
                                                                   ------------
SHELTER  0.5%

*     10,200   Thyssen Krupp AG                               GM   $    213,414
      19,000   Sekisui House Ltd.                             JP        174,118
                                                                   ------------
                                                                        387,532
                                                                   ------------
TECHNOLOGY (COMPONENTS)  14.5%

*     14,600   Infineon Technologies AG                       GM        993,028
*      7,100   Infineon Technologies AG, ADR                  GM        481,912
         300   Aixtron AG                                     GM         78,018
       4,310   Advantest Corp.                                JP        985,838
       3,000   Fanuc Ltd.                                     JP        314,357
       4,100   Hirose Electronics                             JP        495,659
      57,000   NEC Corp.                                      JP      1,551,236
      33,000   Nikon Corp.                                    JP      1,160,789
       5,000   Taiyo Yuden Co. Ltd.                           JP        354,068
      14,000   Tokyo Electron Ltd.                            JP      2,282,144
         800   STMicroelectronics NV                          NL        152,690
      32,980   Asustek Computer, Inc.                         TW        435,336
      28,038   Taiwan Semiconductor Manufacturing
                 Co. Ltd., ADR                                TW      1,466,738
      79,000   Morgan Crucible Co. PLC                        UK        313,738
       6,200   STMicroelectronics NV, ADR                     US      1,176,063
                                                                   ------------
                                                                     12,241,614
                                                                   ------------
TECHNOLOGY (EQUIPMENT)  9.7%

      39,800   Nokia AB, ADR                                  FI      2,263,625
       8,300   Nokia Oyj                                      FI        476,228
      60,000   Johnson Electric Holdings Ltd.                 HK        483,361
      14,000   Kyoden Co. Ltd.                                JP        426,363
      16,000   Hitachi Ltd.                                   JP        191,058
       1,870   Keyence Corp.                                  JP        620,564
*     28,800   ASM Lithography Holding NV, ADR                NL      1,152,000
       5,100   ASM Lithography Holding NV                     NL        199,409
       6,000   Creative Technology Ltd.                       SG        164,250
       2,000   Creative Technology Ltd.                       SG         48,629
*      2,500   Samsung Electro-Machanics Co.                  SK        170,083
       5,600   Samsung Electronics, GDR                       SK        903,000
       8,600   Ericsson (L.M.) Telephone Co., ADR             SW        760,562
         100   Telefonaktiebolaget LM Ericsson (Class B)      SW          8,913
      49,200   British Aerospace PLC                          UK        304,558
                                                                   ------------
                                                                      8,172,603
                                                                   ------------
TECHNOLOGY (SOFTWARE)  1.1%

*      4,200   T-Online International AG                      GM        154,672
       2,000   Fuji Soft ABC, Inc.                            JP        118,486
       8,000   Meitec Corp.                                   JP        251,041
      41,000   Toshiba Corp.                                  JP        397,741
                                                                   ------------
                                                                        921,940
                                                                   ------------
TRANSPORTATION  0.2%

      30,000   British Airways PLC                            UK        156,562
                                                                   ------------
                                                                        156,562
                                                                   ------------
UTILITIES  14.1%

       4,000   Telecomunicacoes de Sao Paulo SA               BR        101,000
       7,900   Deutsche Telekom AG                            GM        515,773
      80,000   Hong Kong Telecommunications                   HK        188,466
      49,000   Telecom Italia Mobile SPA                      IT        467,835
      30,000   Telecom Italia SPA                             IT        118,118
      63,200   Telecom Italia SPA (RNC)                       IT        398,252

The accompanying notes are a integral part of these financial statements.

                                                        FREMONT MUTUAL FUNDS  35

                        FREMONT INTERNATIONAL GROWTH FUND
                           APRIL 30, 2000 (UNAUDITED)

STATEMENT OF INVESTMENTS IN SECURITIES AND NET ASSETS

                                                           Country      Value
      Shares   Security Description                          Code     (Note 1)
--------------------------------------------------------------------------------

UTILITIES  (CONT.)

      14,334   Telecom Italia SPA (Savings Shares)            IT   $    200,461
          22   DDI Corp.                                      JP        252,522
          30   Nippon Telegraph & Telephone                   JP        372,119
          59   NTT Mobile Communication Network, Inc.         JP      1,971,582
      20,200   Telefonos de Mexico SA (Class L), ADR          MX      1,188,013
      10,000   Portugal Telecom SA                            PT        111,571
*      1,500   PT MULTMEDIA - Servicos de
                 Telecomminacaoes                             PT        104,683
*     10,000   Telecel-Comunicacoes Pessoais SA               PT        158,218
*     44,462   Telefonica SA                                  SP        989,709
       1,425   Swisscom AG                                    SZ        502,990
*      1,900   COLT Telecom Group PLC                         UK         82,662
     790,873   Vodafone Group PLC                             UK      3,607,972
      13,161   AstraZeneca Group PLC                          US        554,407
                                                                   ------------
                                                                     11,886,353
                                                                   ------------

TOTAL STOCKS (Cost $56,790,452)                                      77,823,535
                                                                   ------------
SHORT-TERM SECURITIES  5.8%

$  4,000,000   Swiss Re Financial Products, CP, 6.100%,
                 05/01/00                                             4,000,000
     855,995   Repurchase Agreement, State Street Bank
                 and Trust Co., 5.400%, 05/01/00 (Maturity
                 $856,374) (Cost $855,995) Collateral:
                 FNMA, 0.000%, 06/29/00                                 855,995
                                                                   ------------

TOTAL SHORT-TERM SECURITIES (Cost $4,855,995)                         4,855,995
                                                                   ------------

TOTAL INVESTMENTS (Cost $61,646,447), 98.2%                          82,679,530
                                                                   ------------

OTHER ASSETS AND LIABILITIES, NET, 1.8%                               1,516,342
                                                                   ------------

NET ASSETS, 100.0%                                                 $ 84,195,872
                                                                   ============

       The accompanying notes are a integral part of these financial statements.

36  FREMONT MUTUAL FUNDS

                          FREMONT EMERGING MARKETS FUND
                           APRIL 30, 2000 (UNAUDITED)

STATEMENT OF INVESTMENTS IN SECURITIES AND NET ASSETS

                                                           Country      Value
      Shares   Security Description                          Code     (Note 1)
--------------------------------------------------------------------------------

STOCKS  97.5%

BUSINESS EQUIPMENT & SERVICES  1.2%
*      4,800   St Assembley Test Services Ltd.                US   $    200,100
                                                                   ------------
                                                                        200,100
                                                                   ------------
CONSUMER DURABLES  1.3%

*     58,200   Vestel Elektronik Sanayi ve Ticaret AS         TU        218,983
                                                                   ------------
                                                                        218,983
                                                                   ------------
CONSUMER NON-DURABLES  2.3%
      24,500   Companhia Cervejaria Brahma, ADR               BR        379,750
                                                                   ------------
                                                                        379,750
                                                                   ------------
CONSUMER SERVICES  2.4%
*      6,400   Grupo Televisa SA, GDR                         MX        406,000
                                                                   ------------
                                                                        406,000
                                                                   ------------
ENERGY  5.9%

      19,500   Petroleo Brasileiro SA, ADR                    BR        461,982
*     35,400   Surgutneftegaz, ADR                            RU        537,195
                                                                   ------------
                                                                        999,177
                                                                   ------------
FINANCIAL SERVICES  8.1%

*     15,300   Komercni Banka AS, GDR                         CZ        117,581
*     83,300   Grupo Financiero Banamex Accival SA            MX        302,184
      47,693   Kookmin Bank                                   SK        515,716
   1,350,000   Yapi ve Kredi Bankasi AS                       TU        430,654
                                                                   ------------
                                                                      1,366,135
                                                                   ------------
HEALTH CARE  4.8%

      37,900   Pliva d.d., GDR                                CR        473,750
       7,600   EGIS Rt.                                       HU        333,637
                                                                   ------------
                                                                        807,387
                                                                   ------------
MULTI-INDUSTRY  6.0%

      25,400   Larsen & Toubro Ltd., GDR                      IN        347,980
      59,200   Sasol Ltd.                                     SA        347,465
     134,000   Enka Holding Yatirim AS                        TU        312,377
                                                                   ------------
                                                                      1,007,822
                                                                   ------------
RAW MATERIALS  12.7%

      13,100   Aracruz Celulose SA                            BR        244,806
      26,300   KGHM Polska Miedz SA, GDR                      PO        383,980
      51,700   Sappi Ltd.                                     SA        362,152
      10,500   Pohang Iron & Steel Co. Ltd.                   SK        221,813
*    741,600   Phoenix Pulp & Paper Public Co. Ltd.           TH        618,568
      80,000   Billiton PLC                                   UK        297,192
                                                                   ------------
                                                                      2,128,511
                                                                   ------------
SHELTER  0.7%

*    571,600   Golden Land Property Development
                 Public Co. Ltd.                              TH        123,135
                                                                   ------------
                                                                        123,135
                                                                   ------------
TECHNOLOGY (COMPONENTS)  23.2%

*     32,300   Hyundai Electronics Industries Co.             SK   $    512,260
*     16,000   Korea Data Systems                             SK        129,759
       3,730   Samsung Electronics                            SK      1,008,335
      33,000   Asustek Computer, Inc.                         TW        365,648
*     14,300   Far Eastern Textile Ltd.                       TW        271,700
*     45,000   Hon Hai Precision Industry                     TW        433,894
*    110,000   Siliconware Precision Industries Co.           TW        249,877
*     92,000   Taiwan Semiconductor Manufacturing Co.         TW        592,384
*     55,000   Universal Scientific Industrial Co. Ltd        TW        208,531
      56,000   WYSE Technology Taiwan Ltd.                    TW        120,804
                                                                   ------------
                                                                      3,893,192
                                                                   ------------
TECHNOLOGY (EQUIPMENT)  1.5%

*    308,000   United Broadcasting Corp. (Foreign Registered) TH        246,788
                                                                   ------------
                                                                        246,788
                                                                   ------------
TECHNOLOGY (SOFTWARE)  4.8%
       2,380   Infosys Technologies Ltd.                      IN        483,140
*     50,545   Dimension Data Holdings Ltd.                   SA        331,699
                                                                   ------------
                                                                        814,839
                                                                   ------------
UTILITIES  22.6%

      19,100   Embratel Participacoes SA                      BR        429,750
       3,000   Telecomunicacoes Brasileiras
                 SA-Telebras, ADR                             BR        354,563
*     69,600   China Telecom (Hong Kong) Ltd.                 HK        502,619
*     11,000   Videsh Sanchar Nigam Ltd., GDR                 IN        207,900
*     25,500   Partner Communications Co. Ltd.                IS        272,531
       7,400   Telefonos de Mexico SA (Series L), ADR         MX        435,213
      18,400   Korea Electric Power Corp., ADR                SK        301,300
       8,500   Korea Telecom Corp.                            SK        293,250
      19,000   SK Telecom Co. Ltd., ADR                       SK        609,187
      13,600   Compania Anonima Nacional Telefones
                 de Venezuela                                 VZ        394,400
                                                                   ------------
                                                                      3,800,713
                                                                   ------------

TOTAL STOCKS (COST $15,464,887)                                      16,392,532
                                                                   ------------
SHORT TERM SECURITIES  0.0%

$         91   Repurchase Agreement, State Street Bank and
                 Trust Co., 5.400%, 05/01/00 (Maturity $91)
                 (Cost $91) Collateral: FNMA, 6.600%, 06/07/02               91
                                                                   ------------

TOTAL SHORT-TERM SECURITIES (Cost $91)                                       91
                                                                   ------------

TOTAL INVESTMENTS (Cost $15,464,978) 97.5%                           16,392,623
                                                                   ------------

OTHER ASSETS AND LIABILITIES, NET, 2.5%                                 413,877
                                                                   ------------

NET ASSETS, 100.0%                                                 $ 16,806,500
                                                                   ============

The accompanying notes are a integral part of these financial statements.

                                                        FREMONT MUTUAL FUNDS  37

                           FREMONT U.S. MICROCAP FUND
                           APRIL 30, 2000 (UNAUDITED)

STATEMENT OF INVESTMENTS IN SECURITIES AND NET ASSETS

                                                                        Value
      Shares   Security Description                                   (Note 1)
--------------------------------------------------------------------------------

STOCKS  75.2%

BUSINESS EQUIPMENT & SERVICES  16.4%

*    674,700   Boston Communications Group, Inc.                   $  6,156,638
*    472,300   Championship Auto Racing Teams, Inc.                   9,564,075
*    300,700   COMARCO, Inc.                                         11,219,869
*    255,100   Computer Outsourcing Services, Inc.(b)                 5,404,931
*     84,000   Corporate Exec. Board Co.                              4,935,000
*    347,500   CoStar Group, Inc.                                     8,334,570
*    105,200   infoUSA Inc.                                             611,475
*    200,900   Interep National Radio Sales, Inc.                     1,155,175
*    234,400   Leapnet, Inc.                                            966,900
*     64,300   Media 100, Inc.                                        1,555,256
*    500,300   Metawave Communications Corp.                          6,628,975
*    118,000   NetCreations, Inc.                                     4,041,500
*    539,300   Nucentrix Broadband Networks, Inc.                    13,448,794
*    156,200   NuCO2, Inc.                                            1,191,025
     342,100   Oshkosh Truck Corp.                                   10,776,150
*    607,800   Romac International, Inc.                              6,267,938
*    300,700   Shuffle Master, Inc.                                   3,721,163
*    644,100   Spectrum Control, Inc.(b)                              6,481,256
*    732,000   TeleTech Holdings, Inc.                               23,881,500
*  1,027,400   The Netplex Group, Inc.(b)                             4,045,388
*    439,100   United Shipping And Technology, Inc.                   5,077,094
*    559,600   VTEL Corp.                                             2,343,325
                                                                   ------------
                                                                    137,807,997
                                                                   ------------
CAPITAL GOODS  4.3%

*    603,800   Aaon, Inc.(b)                                         12,679,800
*    358,300   Adept Technology, Inc.                                 4,210,025
*    494,800   IMPCO Technologies, Inc.(b)                           10,019,700
*    351,800   Zygo Corp.                                             8,970,900
                                                                   ------------
                                                                     35,880,425
                                                                   ------------
CONSUMER DURABLES  4.4%

*    714,400   Jore Corp.(b)                                          4,197,100
*    641,400   Spectra-Physics Lasers, Inc.                          32,711,400
                                                                   ------------
                                                                     36,908,500
                                                                   ------------
CONSUMER NON-DURABLES  1.1%

*  2,247,900   Hanover Direct, Inc.                                   3,933,825
*    416,500   McNaughton Apparel Group, Inc.                         3,566,281
*    126,700   Tefron Ltd.                                            1,940,094
                                                                   ------------
                                                                      9,440,200
                                                                   ------------
CONSUMER SERVICES  4.8%

*    541,800   American Classic Voyages Co.                          10,869,863
   1,123,400   Cash America International, Inc.                      10,110,600
*    369,500   Cinar Corp. (Class B)                                  1,293,250
*    895,200   Homeseekers.com, Inc.                                  6,602,100
*    232,600   Internet.com Corp.                                     4,419,400
*    457,800   LoJack Corp.                                           3,290,438
*    395,500   ZipLink, Inc.                                          3,534,781
                                                                   ------------
                                                                     40,120,432
                                                                   ------------
ENERGY  0.8%

*    191,100   UTI Energy Corp.                                    $  6,640,725
                                                                   ------------
                                                                      6,640,725
                                                                   ------------
HEALTH CARE  12.2%

*    416,450   ArthroCare Corp.                                      42,425,844
*    292,600   Cytyc Corp.                                           13,093,850
*    450,500   Endocare, Inc.                                         7,433,250
*    665,100   Fusion Medical Technologies, Inc.(b)                  11,639,250
*    712,300   Gene Logic, Inc.                                      19,143,063
*    592,300   InnerDyne, Inc.                                        2,582,058
*    407,800   NeoPharm, Inc.                                         6,244,437
                                                                   ------------
                                                                    102,561,752
                                                                   ------------
RAW MATERIALS  0.3%

     347,850   Northern Technologies International Corp.(b)           2,391,469
                                                                   ------------
                                                                      2,391,469
                                                                   ------------
RETAIL  5.4%

*    433,900   Buca, Inc.                                             6,535,619
*    400,500   David's Bridal, Inc.                                   4,605,750
*    503,700   Genesco, Inc.                                          6,516,619
*    123,300   InterTAN, Inc.                                         1,703,081
*    685,600   Rent-Way, Inc.                                        17,782,750
*    110,700   REX Stores Corp.                                       2,781,338
*     66,400   SkyMall, Inc.                                            232,400
*    147,000   The Children's Place Retail Stores, Inc.               3,270,750
*    242,700   Twinlab Corp.                                          1,820,250
                                                                   ------------
                                                                     45,248,557
                                                                   ------------
SHELTER  0.6%

*    558,800   Modtech Holdings, Inc.                                 5,483,225
                                                                   ------------
                                                                      5,483,225
                                                                   ------------
TECHNOLOGY (COMPONENTS)  11.4%

*    276,200   Anaren Microwave, Inc.                                28,724,800
*    339,800   Blue Wave Systems, Inc.                                4,353,687
*    215,500   California Amplifier, Inc.                             5,818,500
*  1,004,100   California Micro Devices Corp.(b)                     21,086,100
*    249,900   CyberOptics Corp.                                      9,558,675
*    778,500   Datalink Corp.(b)                                     12,942,562
*    129,400   Internet Commerce Corp.                                2,903,412
*    462,800   Merix Corp.(b)                                        10,123,750
*      4,300   Tircord Systems, Inc.                                     53,750
                                                                   ------------
                                                                     95,565,236
                                                                   ------------
TECHNOLOGY (EQUIPMENT)  8.2%

*    329,500   Ancor Communications, Inc.                             9,946,781
*    476,850   Information Resource Engineering, Inc.                12,278,887
     242,900   Keithley Instruments, Inc                             13,541,675
*    110,800   MTI Technology Corp.                                   1,717,400
*    570,150   Netopia, Inc.                                         23,803,762
*    165,100   Nova Measuring Instruments Ltd.                        2,373,312
*     23,100   Photon Dynamics, Inc.                                  1,709,400
*    468,500   Princeton Video Image, Inc.                            3,513,750
                                                                   ------------
                                                                     68,884,967
                                                                   ------------

       The accompanying notes are a integral part of these financial statements.

38  FREMONT MUTUAL FUNDS

                           FREMONT U.S. MICROCAP FUND
                           APRIL 30, 2000 (UNAUDITED)

STATEMENT OF INVESTMENTS IN SECURITIES AND NET ASSETS

                                                                        Value
      Shares   Security Description                                   (Note 1)
--------------------------------------------------------------------------------

TECHNOLOGY (SOFTWARE)  4.4%

*    485,710   Exigent International, Inc.(b)                      $  1,183,918
*    606,300   MDSI Mobile Data Solutions, Inc.(b)                   21,220,500
*    144,300   New Era of Networks, Inc.                              4,527,412
*    123,100   PC-Tel, Inc.                                           4,123,850
*    148,800   Puma Technology, Inc.                                  4,557,000
*    102,900   VocalTec Communications Ltd.                           1,826,475
                                                                   ------------
                                                                     37,439,155
                                                                   ------------
UTILITIES  0.9%

*  1,048,900   Cadiz, Inc.                                            7,604,525
                                                                   ------------
                                                                      7,604,525
                                                                   ------------

TOTAL STOCKS (Cost $505,626,113)                                    631,977,165
                                                                   ------------
SHORT-TERM SECURITIES  25.6%
$215,709,856   Repurchase Agreement, State Street Bank and
                 Trust Co., 5.400%, 05/01/00 (Maturity Value
                 $215,805,334) (Cost $215,709,856) Collateral:
                 FHLB, 6.372%, 02/07/01, FHLMC, 5.150%,
                 02/02/01, FNMA, 6.000%, 11/15/01                   215,709,856
                                                                   ------------

TOTAL SHORT-TERM SECURITIES (Cost $215,709,856),                    215,709,856
                                                                   ------------

TOTAL INVESTMENTS (Cost $721,335,969), 100.8%                       847,687,021
                                                                   ------------

OTHER ASSETS AND LIABILITIES, NET, (0.8)%                            (6,711,429)
                                                                   ------------

NET ASSETS, 100.0%                                                 $840,975,592
                                                                   ============

The accompanying notes are a integral part of these financial statements.

                                                        FREMONT MUTUAL FUNDS  39

                          FREMONT U.S. SMALL CAP FUND
                           APRIL 30, 2000 (UNAUDITED)

STATEMENT OF INVESTMENTS IN SECURITIES AND NET ASSETS

                                                                        Value
      Shares   Security Description                                   (Note 1)
--------------------------------------------------------------------------------

STOCKS  80.3%

BUSINESS EQUIPMENT & SERVICES  20.6%

*     17,700   CoStar Group, Inc.                                  $    424,523
      41,400   Elcor Corp.                                            1,317,037
*     25,700   eLoyalty Corp.                                           422,444
      18,900   International Speedway Corp.                             812,700
*     67,200   Modis Professional Services, Inc.                        508,200
*      6,792   Nova Corp.                                               214,797
      55,600   Penton Media, Inc.                                     1,462,975
*     10,000   Sanchez Computer Associates                              193,750
*     46,100   ShopNow.com, Inc.                                        293,888
*     16,200   Speedway Motorsports,Inc.                                387,788
*     23,700   St Assembley Test Services Ltd.                          987,994
*     62,900   Stamps.com, Inc.                                       1,006,400
*     57,400   TCI Satellite Entertainment, Inc.                        602,700
*    142,300   TeleTech Holdings, Inc.                                4,642,537
                                                                   ------------
                                                                     13,277,733
                                                                   ------------
CONSUMER DURABLES  2.1%

      82,800   Callaway Golf Co.                                      1,376,550
                                                                   ------------
                                                                      1,376,550
                                                                   ------------
CONSUMER NON-DURABLES  5.8%

*     59,800   Guess?, Inc.                                           1,644,500
*    469,800   Hanover Direct, Inc.                                     822,150
*     71,000   NBTY, Inc.                                             1,260,250
                                                                   ------------
                                                                      3,726,900
                                                                   ------------
CONSUMER SERVICES  2.5%

*     23,800   ACTV, Inc.                                               431,375
*     28,050   American Classic Voyages Co.                             562,753
*     74,000   Cinar Corp. (Class B)                                    259,000
*     17,400   Internet.com Corp.                                       330,600
                                                                   ------------
                                                                      1,583,728
                                                                   ------------
ENERGY  0.5%

*      8,600   Nabors Industries, Inc.                                  339,163
                                                                   ------------
                                                                        339,163
                                                                   ------------
HEALTH CARE  9.9%

*     46,000   Advance Paradigm, Inc.                                   575,000
*     21,000   ArthroCare Corp.                                       2,139,375
*     21,900   Cytyc Corp.                                              980,025
*     42,800   Gene Logic, Inc.                                       1,150,250
*     12,000   NeoPharm, Inc.                                           183,750
*     54,300   Oxford Health Plans, Inc.                              1,031,700
*     22,900   Sunrise Assisted Living, Inc.                            360,675
                                                                   ------------
                                                                      6,420,775
                                                                   ------------
RETAIL  5.8%

      48,800   CBRL Group, Inc.                                         677,100
*      5,200   CEC Entertainment, Inc.                                  156,000
*     62,500   Rent-Way, Inc.                                         1,621,094
*     22,000   ValueVision International, Inc.                          438,625
*     27,900   Venator Group, Inc.                                      331,312
*     13,100   Zale Corp.                                               540,375
                                                                   ------------
                                                                      3,764,506
                                                                   ------------
TECHNOLOGY (COMPONENTS)  12.4%

*     36,500   Anaren Microwave, Inc.                              $  3,796,000
*     73,400   Cabletron Systems, Inc.                                1,679,025
*     18,000   Copper Mountain Networks, Inc.                         1,500,750
      25,600   Methode Electronics, Inc. 1,066,800
                                                                   ------------
                                                                      8,042,575
                                                                   ------------
TECHNOLOGY (EQUIPMENT)  4.8%

*     25,200   Ancor Communications, Inc.                               760,725
*      8,900   ATMI, Inc.                                               342,650
*     48,000   Netopia, Inc.                                          2,004,000
                                                                   ------------
                                                                      3,107,375
                                                                   ------------
TECHNOLOGY (SOFTWARE)  11.0%

*     18,350   Critical Path, Inc.                                    1,066,594
*     12,600   Lightspan, Inc.                                          104,737
*     14,100   Marimba, Inc.                                            279,356
*     26,200   New Era of Networks, Inc.                                822,025
*     42,100   PC-Tel, Inc.                                           1,410,350
*     10,400   Peregrine Systems, Inc.                                  250,250
*      9,600   Puma Technology, Inc.                                    294,000
*     28,100   SmartForce Public Ltd. Co.                             1,341,775
*      6,600   VeriSign, Inc.                                           919,875
*     18,900   Websense, Inc.                                           614,250
                                                                   ------------
                                                                      7,103,212
                                                                   ------------
UTILITIES  4.9%

*     41,000   Alamosa PCS Holdings, Inc.                             1,168,500
*     21,600   Calpine Corp.                                          1,976,400
                                                                   ------------
                                                                      3,144,900
                                                                   ------------

TOTAL STOCKS (Cost $44,858,253)                                      51,887,417
                                                                   ------------
SHORT-TERM SECURITIES  20.1%

$ 13,006,762   Repurchase Agreement, State Street Bank &
                 Trust Company, 5.400%, 05/01/00, (Maturity Value
                 $13,012,519) (Cost $13,006,762) Collateral:
                 FNMA 0.000%, 06/29/00                               13,006,762
                                                                   ------------

TOTAL SHORT-TERM SECURITIES (Cost $13,006,762)                       13,006,762
                                                                   ------------

TOTAL INVESTMENTS (Cost $57,865,015), 100.4%                         64,894,179
                                                                   ------------

OTHER ASSETS AND LIABILITIES, NET, (0.4)%                              (239,768)
                                                                   ------------

NET ASSETS, 100.0%                                                 $ 64,654,411
                                                                   ============

       The accompanying notes are a integral part of these financial statements.

40  FREMONT MUTUAL FUNDS

                               FREMONT GROWTH FUND
                           APRIL 30, 2000 (UNAUDITED)

STATEMENT OF INVESTMENTS IN SECURITIES AND NET ASSETS

                                                                        Value
      Shares   Security Description                                   (Note 1)
--------------------------------------------------------------------------------

STOCKS  93.9%

BUSINESS EQUIPMENT & SERVICES  3.7%

*     32,000   America Online, Inc.                                $  1,914,000
*     17,500   Insituform Technologies, Inc.                            587,344
*     10,000   Network Appliance, Inc.                                  739,375
*     42,900   Republic Services, Inc                                   587,194
*      8,000   Yahoo!, Inc.                                           1,042,000
                                                                   ------------
                                                                      4,869,913
                                                                   ------------
CAPITAL GOODS  5.4%

      16,000   Boeing Co.                                               635,000
      32,800   General Electric Co.                                   5,157,800
     105,000   Worthington Industries, Inc.                           1,299,375
                                                                   ------------
                                                                      7,092,175
                                                                   ------------
CONSUMER DURABLES  2.0%

*     48,300   Ford Motor Co.                                         2,641,406
                                                                   ------------
                                                                      2,641,406
                                                                   ------------
CONSUMER NON-DURABLES  4.4%

      18,400   Anheuser Busch Cos., Inc.                              1,298,350
      12,800   Coca-Cola Co.                                            602,400
      10,000   Eastman Kodak Co.                                        559,375
      30,100   Pepsico, Inc.                                          1,104,294
      81,300   Philip Morris Cos., Inc.                               1,778,437
      8,400    Procter & Gamble Co.                                     500,850
                                                                   ------------
                                                                      5,843,706
                                                                   ------------
CONSUMER SERVICES  0.6%

*      7,000   CBS Corp.                                                411,250
      24,400   Wiley (John) & Sons (Class A)                            420,900
                                                                   ------------
                                                                        832,150
                                                                   ------------
ENERGY  5.4%

      25,500   Apache Corp.                                           1,235,156
       9,000   El Paso Energy Corp.                                     382,500
      55,000   Exxon Mobil Corp.                                      4,272,812
      49,000   USX-Marathon Group                                     1,142,312
                                                                   ------------
                                                                      7,032,780
                                                                   ------------
FINANCIAL SERVICES  15.2%

      11,250   American International Group, Inc.                     1,233,984
      28,000   AXA Financial, Inc.                                      913,500
      28,700   Bank of America Corp.                                  1,406,300
      15,000   Bank One Corp.                                           457,500
      14,000   Capital One Financial Corp.                              612,500
      17,500   Chase Manhattan Corp.                                  1,261,094
      45,700   Citigroup, Inc.                                        2,716,294
      21,200   Federal Home Loan Mortgage Corp.                         973,875
      36,300   Federal National Mortgage Association                  2,189,344
      57,600   FleetBoston Financial Corp.                            2,041,200
      23,000   GATX Corp.                                               822,250
      18,000   Household International, Inc.                            751,500
      32,300   MBNA Corp.                                               857,969
      16,400   Morgan Stanley, Dean Witter and Co.                    1,258,700
      18,500   PNC Bank Corp.                                           807,062
      14,000   Providian Financial Corp.                              1,232,875
      12,000   Washington Mutual, Inc.                                  306,750
                                                                   ------------
                                                                     19,842,697
                                                                   ------------
HEALTH CARE  8.2%

      18,800   Abbott Laboratories                                 $    722,625
*     11,000   Amgen, Inc.                                              616,000
*      7,000   Andrx Corp.                                              358,312
      18,700   Bristol-Myers Squibb Co.                                 980,581
      14,000   Cardinal Health, Inc.                                    770,875
      11,600   Johnson & Johnson                                        957,000
      11,200   Lilly (Eli) & Co.                                        865,900
      25,000   Merck & Co.                                            1,737,500
      42,100   Pfizer, Inc.                                           1,773,462
      17,500   Schering Plough Corp.                                    705,469
      10,900   Warner-Lambert Co.                                     1,240,556
                                                                   ------------
                                                                     10,728,280
                                                                   ------------
MULTI-INDUSTRY  0.6%

      14,500   Honeywell International, Inc.                            812,000
                                                                   ------------
                                                                        812,000
                                                                   ------------
RAW MATERIALS  1.2%

       3,300   Dow Chemical Co.                                         372,900
      22,000   Weyerhaeuser Co.                                       1,175,625
                                                                   ------------
                                                                      1,548,525
                                                                   ------------
RETAIL  6.6%

*     32,500   Abercrombie & Fitch Co. (Class A)                        357,500
*     10,000   Best Buy Co., Inc.                                       807,500
      19,500   Gap, Inc.                                                716,625
      36,750   Home Depot, Inc.                                       2,060,297
      17,100   Lowe's Cos., Inc.                                        846,450
*     19,100   Papa John's Intl, Inc.                                   525,250
      11,200   Target Corp.                                             745,500
      46,700   Wal-Mart Stores, Inc.                                  2,586,012
                                                                   ------------
                                                                      8,645,134
                                                                   ------------
SHELTER  0.6%

      26,000   The St. Joe Co.                                          749,125
                                                                   ------------
                                                                        749,125
                                                                   ------------
TECHNOLOGY (COMPONENTS)  11.3%

*      6,000   Analog Devices, Inc.                                     460,875
*     68,000   Cisco Systems, Inc.                                    4,714,313
*     11,300   EMC Corp/Mass                                          1,569,994
      36,000   Intel Corp.                                            4,565,250
      31,600   Lucent Technologies, Inc.                              1,965,125
*      4,000   Micron Technology, Inc.                                  557,000
*     12,000   Solectron Corp.                                          561,750
*      5,000   Xilinx, Inc.                                             366,250
                                                                   ------------
                                                                     14,760,557
                                                                   ------------

The accompanying notes are a integral part of these financial statements.

                                                        FREMONT MUTUAL FUNDS  41

                               FREMONT GROWTH FUND
                           APRIL 30, 2000 (UNAUDITED)

STATEMENT OF INVESTMENTS IN SECURITIES AND NET ASSETS

  Shares/                                                              Value
Face Amount    Security Description                                   (Note 1)
--------------------------------------------------------------------------------

TECHNOLOGY (EQUIPMENT)  10.3%

*     12,000   Applied Materials, Inc.                             $  1,221,750
      22,000   Compaq Computer Corp.                                    643,500
       4,000   Corning, Inc.                                            790,000
*     35,800   Dell Computer Corp.                                    1,794,475
      11,400   Hewlett-Packard Co.                                    1,539,000
      17,700   International Business Machines Corp.                  1,975,763
       7,500   Motorola, Inc.                                           892,969
*     17,300   Sun Microsystems, Inc.                                 1,590,519
*     10,000   Tellabs, Inc.                                            548,125
       9,500   Texas Instruments, Inc.                                1,547,313
       6,800   United Technologies Corp.                                422,875
      21,000   Xerox Corp.                                              555,188
                                                                   ------------
                                                                     13,521,477
                                                                   ------------
TECHNOLOGY (SOFTWARE)  6.3%

*      8,000   Citrix Systems, Inc.                                     488,500
      11,600   Computer Associates International, Inc.                  647,425
*     16,300   Compuware Corp.                                          204,769
*     52,700   Microsoft Corp.                                        3,675,825
*     29,300   Oracle Systems Corp.                                   2,342,169
       8,000   VERITAS Software Corp.                                   858,125
                                                                   ------------
                                                                      8,216,813
                                                                   ------------
TRANSPORTATION  0.4%

      13,000   SkyWest, Inc.                                            547,625
                                                                   ------------
                                                                        547,625
                                                                   ------------
UTILITIES  11.7%

*      6,400   AES Corp.                                                575,600
      32,300   AT&T Corp.                                             1,508,006
*     71,500   Azurix Corp.                                             500,500
      15,700   Bell Atlantic Corp.                                      930,225
      19,100   BellSouth Corp.                                          929,931
*     13,500   Calpine Corp.                                          1,235,250
      12,900   GTE Corp.                                                873,975
      54,000   KeySpan Corp.                                          1,586,250
*     43,350   MCI WorldCom, Inc.                                     1,969,716
*     10,500   QUALCOMM, Inc.                                         1,138,594
      34,500   SBC Communications, Inc.                               1,511,531
      76,000   Texas Utilities Co.                                    2,560,250
                                                                   ------------
                                                                     15,319,828
                                                                   ------------

TOTAL STOCKS (Cost $91,532,421)                                     123,004,191
                                                                   ------------
SHORT-TERM SECURITIES  5.9%

$     65,000   U.S. Treasury Bill, 5.820%, 6/22/00                       64,470
     250,000   U.S. Treasury Bill, 6.100%, 06/22/00                     247,934
   6,500,000   Swiss Re Financial Products, CP, 6.100%, 05/01/00      6,500,000
     893,890   Repurchase Agreement, State Street Bank and Trust
                 Co., 5.400%, 05/01/00 (Maturity Value $894,287)
                 (Cost $893,890) Collateral: FNMA, 0.000%, 6/29/00      893,890
                                                                   ------------

TOTAL SHORT-TERM SECURITIES (Cost $7,706,294)                         7,706,294
                                                                   ------------

TOTAL INVESTMENTS (Cost $99,238,715) 99.8%                          130,710,485
                                                                   ------------

OTHER ASSETS AND LIABILITIES, NET, 0.2%                                 219,840
                                                                   ------------

NET ASSETS, 100.0%                                                 $130,930,325
                                                                   ============

       The accompanying notes are a integral part of these financial statements.

42   FREMONT MUTUAL FUNDS

                       FREMONT REAL ESTATE SECURITIES FUND
                           APRIL 30, 2000 (UNAUDITED)

STATEMENT OF INVESTMENTS IN SECURITIES AND NET ASSETS

                                                                        Value
      Shares   Security Description                                   (Note 1)
--------------------------------------------------------------------------------

STOCKS 98.5%

REITs (APARTMENTS)  7.8%

       1,200   Apartment Investment & Management Co.               $     47,700
      20,000   Archstone Communities Trust                              432,500
      38,315   Equity Residential Properties Trust                    1,743,333
       2,000   Essex Property Trust, Inc.                                77,250
      10,000   Gables Residential Trust                                 240,000
                                                                   ------------
                                                                      2,540,783
                                                                   ------------
REITs (COMMUNITY CENTERS)  11.4%

      14,100   Agree Realty Corp.                                       200,044
     163,500   Burnham Pacific Properties, Inc.                       1,205,812
      31,800   Developers Diversified Realty Corp.                      482,962
     104,500   Malan Realty Investors, Inc.                           1,306,250
      37,900   Ramco-Gershenson Properties Trust                        540,075
                                                                   ------------
                                                                      3,735,143
                                                                   ------------
REITs (DIVERSIFIED)  5.6%

     274,040   First Union Real Estate Investments                      682,733
      47,900   Glenborough Realty Trust, Inc.                           706,525
      11,200   Vornado Realty Trust                                     386,400
                                                                   ------------
                                                                      1,775,658
                                                                   ------------
REITs (HEALTH CARE)  2.1%

*     53,100   Brookdale Living Communities, Inc.                       683,662
                                                                   ------------
                                                                        683,662
                                                                   ------------
REITs (HOTELS) 4.1%

       2,900   FelCor Suite Hotels, Inc.                                 56,913
      10,000   Hospitality Properties Trust                             222,500
      52,400   RFS Hotel Investors, Inc.                                635,350
      55,000   Winston Hotels, Inc.                                     422,813
                                                                   ------------
                                                                      1,337,576
                                                                   ------------
REITs (OFFICE) 41.1%

     505,000   Banyan Strategic Realty Trust                          2,887,969
      20,600   Boston Properties, Inc.                                  718,425
      75,000   Brandywine Realty Trust                                1,303,125
       5,400   CarrAmerica Realty Corp.                                 128,250
      20,000   Cornerstone Properties, Inc.                             365,000
     105,900   Corporate Office Properties Trust                        913,387
      42,900   Equity Office Properties Trust                         1,166,344
      50,000   Highwoods Properties, Inc.                             1,134,374
     123,000   Koger Equity, Inc.                                     2,152,500
      42,400   Mack-Cali Realty Corp.                                 1,091,800
       1,000   Parkway Properties, Inc.                                  30,000
      34,300   Prentiss Properties Trust                                814,625
      50,500   Prime Group Realty Trust                                 748,031
                                                                   ------------
                                                                     13,453,830
                                                                   ------------
REITs (OFFICE/INDUSTRIAL) 10.1%

     140,200   American Industrial Properties REIT                    1,752,500
      20,000   Duke Realty Investments, Inc.                            433,750
      10,000   Liberty Property Trust                                   247,500
      12,900   PS Business Parks, Inc                                   287,025
      30,000   Reckson Associates Realty Corp.                          601,875
                                                                   ------------
                                                                      3,322,650
                                                                   ------------
REITs (REGIONAL MALLS) 4.9%

      12,500   General Growth Properties, Inc.                     $    410,938
      68,200   Glimcher Realty Trust                                    937,750
      10,000   Simon Property Group, Inc.                               253,750
                                                                   ------------
                                                                      1,602,438
                                                                   ------------
REITs (REIT INDUSTRIAL) 2.3%

       5,000   First Industrial Realty Trust, Inc.                      150,313
      30,000   ProLogis Trust                                           590,625
                                                                   ------------
                                                                        740,938
                                                                   ------------
REITs (SELF STORAGE) 1.5%

      22,600   Public Storage, Inc.                                     505,675
                                                                   ------------
                                                                        505,675
                                                                   ------------
NON-REITs (DIVERSIFIED) 5.3%

*     25,000   Catellus Development Corp.                               325,000
*    157,500   Wellsford Real Properties, Inc.                        1,397,812
                                                                   ------------
                                                                      1,722,812
                                                                   ------------
NON-REITs (HOTELS) 1.0%

*    100,000   Homestead Village, Inc.                                  325,000
                                                                   ------------
                                                                        325,000
                                                                   ------------
NON-REITs (OFFICE) 1.3%

       5,200   Pacific Gateway Properties                                51,025
      23,600   TrizecHahn Corp.                                         383,500
                                                                   ------------
                                                                        434,525
                                                                   ------------
NON-REITs (OTHER) 0.0%

*        887   Imperial Parking Corp.                                    11,309
                                                                   ------------
                                                                         11,309
                                                                   ------------

TOTAL STOCKS (Cost $32,448,761)                                      32,191,999
                                                                   ------------
SHORT TERM SECURITIES 1.2%

$    387,995   Repurchase Agreement, State Street Bank and
                 Trust Co., 5.400%, 05/01/00 (Maturity Value
                 $388,167) (Cost $387,995) Collateral: FNMA,
                 0.000%, 06/29/00                                       387,995
                                                                   ------------

TOTAL SHORT TERM SECURITIES (Cost $387,995)                             387,995
                                                                   ------------

TOTAL INVESTMENTS (Cost $32,836,756) 99.7%                           32,579,994
                                                                   ------------

OTHER ASSETS AND LIABILITIES, NET, 0.3%                                 155,263
                                                                   ------------

NET ASSETS, 100.0%                                                 $ 32,735,257
                                                                   ============

The accompanying notes are a integral part of these financial statements.

                                                        FREMONT MUTUAL FUNDS  43

                               FREMONT BOND FUND
                           APRIL 30, 2000 (UNAUDITED)

STATEMENT OF INVESTMENTS IN SECURITIES AND NET ASSETS

                                                                                Coupon    Maturity       Value
Face Amount    Issuer                                                            Rate       Date        (Note 1)
------------------------------------------------------------------------------------------------------------------

BONDS 125.4%

COLLATERALIZED MORTGAGE OBLIGATIONS 33.0%
$  5,000,000   BA Mortgage Securities, Inc., 1998-4, PAC-1 REMIC ..........     6.600%    08/25/28    $  4,733,500
   1,847,279   Chase Mortgage Finance Corp. ...............................     6.204%    04/25/25       1,867,932
     500,000   Chase Mortgage Finance Corp. ...............................     6.750%    10/25/28         460,706
   1,162,903   Chase Mortgage Finance Corp. ...............................     7.000%    07/25/24       1,155,868
     682,927   FHLMC CMO, 1018 0z, Pac-1 (11) REMIC .......................     7.000%    11/15/20         663,709
   8,912,271   FNMA CMO,1993-21-z .........................................     7.200%    05/25/23       8,260,516
  15,000,000   FNMA CMO, 1992-131ka, Pac(11) REMIC ........................     8.000%    01/25/22      15,044,585
     200,000   FNMA CMO, 1993-11j, Pac REMIC ..............................     7.500%    02/25/08         197,406
     612,620   Morgan Stanley Mortgage Trust CMO, 40-8, PAC (11) REMIC ....     7.000%    07/20/21         603,746
   1,988,499   Nascor 1999-25-a4 ..........................................     6.500%    10/25/29       1,773,105
   4,900,000   PNC Mortgage Securities Corp. CMO, 1999-4-1a8 ..............     6.200%    06/25/29       4,613,693
  10,000,000   Residential Funding Mortgage Securities I 1997-S17 A5 ......     7.000%    11/25/27       9,345,540
   1,817,946   Securitized Asset Sales, lnc. CMO, 1993-2A9, PAC (11) REMIC      6.200%    07/25/08       1,766,244
   3,000,000   Sierra Pac Res New NT FLT 144A .............................     6.942%    04/20/02       3,000,000
                                                                                                      ------------
                                                                                                        53,486,550
                                                                                                      ------------
FIXED RATE AND ADJUSTABLE RATE MORTGAGE SECURITIES 30.9%

     310,372   FHLMC ......................................................     6.500%    01/01/26         291,749
     120,789   FHLMC ......................................................     6.500%    03/01/26         113,542
     367,232   FHLMC ......................................................     6.500%    04/01/26         345,198
     201,747   FHLMC ......................................................     6.500%    04/01/26         189,642
     118,675   FHLMC ......................................................     6.500%    04/01/26         111,555
     135,541   FHLMC ......................................................     6.500%    05/01/26         127,408
     180,389   FHLMC ......................................................     8.250%    08/01/17         182,620
   2,973,402   FHLMC ......................................................     6.480%    07/15/28       2,987,792
   5,301,000   FHLMC ......................................................     6.500%    01/25/15       5,118,009
   8,000,000   FHLMC ......................................................     6.500%    09/25/18       7,579,040
   4,223,035   FNMA .......................................................     6.500%    05/18/23       4,126,876
     249,661   FNMA ARM ...................................................     7.447%    11/01/23         256,292
   8,000,000   GNMA .......................................................     6.500%    06/20/28       6,971,080
   3,553,720   GNMA .......................................................     6.000%    01/15/24       3,230,776
   1,468,425   GNMA .......................................................     6.000%    01/15/24       1,334,981
      33,349   GNMA .......................................................     6.500%    02/15/24          31,262
     703,161   GNMA .......................................................     6.500%    03/15/24         659,170
      31,256   GNMA .......................................................     6.500%    06/15/24          29,300
     663,512   GNMA ARM ...................................................     7.125%    10/20/25         670,786
   1,800,000   GNMA I TBA .................................................     6.500%    05/22/30       1,686,096
     685,697   GNMA II ARM ................................................     6.375%    03/20/24         689,754
   1,010,215   GNMA II ARM ................................................     6.750%    08/20/25       1,014,085
   1,019,484   GNMA II ARM ................................................     7.125%    11/20/26       1,028,747
     172,806   GNMA II ARM ................................................     7.125%    11/20/24         174,990
   6,054,926   GNMA II ARM ................................................     7.125%    10/20/27       6,105,250
     138,271   GNMA II ARM ................................................     6.375%    04/20/21         139,589
   2,500,000   GNMA TBA ...................................................     7.000%    05/22/30       2,391,797
   2,250,000   GNMA .......................................................     7.000%    05/22/30       2,163,510
     300,000   GNMA .......................................................     8.000%    05/22/30         300,609
                                                                                                      ------------
                                                                                                        50,051,505
                                                                                                      ------------
FOREIGN CORPORATE BONDS 7.9%

     800,000   Abbey Natl Cap Trust .......................................     8.963%    12/29/49         774,785
E  2,600,000   Kbc Bank Funding Trst Ii ...................................     6.875%    06/30/49       2,224,152
   2,400,000   Lloyds Tsb Cap 1 Call ......................................     7.375%    02/07/49       2,184,273
$  3,000,000   Nacional Financiera SNC ....................................     8.692%    12/01/00       2,985,000
E  5,000,000   Tecnost International NV ...................................     4.534%    06/23/04       4,649,069
                                                                                                      ------------
                                                                                                        12,817,279
                                                                                                      ------------

      The accompanying notes are an integral part of these financial statements.

44  FREMONT MUTUAL FUNDS

                               FREMONT BOND FUND
                           APRIL 30, 2000 (UNAUDITED)

STATEMENT OF INVESTMENTS IN SECURITIES AND NET ASSETS

                                                                                Coupon    Maturity       Value
Face Amount    Issuer                                                            Rate       Date        (Note 1)
------------------------------------------------------------------------------------------------------------------

FOREIGN GOVERNMENT BONDS 4.7%
$  2,115,000   Brazil Ei-l Frn Deb Brad ...................................     6.938%    04/15/06    $  1,887,638
   1,230,000   Brazil Idu Frn Ser A Deb ...................................     7.000%    01/01/01       1,228,463
NZ$  800,000   Inter American Dev Bank ....................................     5.750%    04/15/04         366,067
     600,000   New Zealand Government Bond ................................    10.000%    03/15/02         306,529
     900,000   New Zealand Government Bond ................................     5.500%    04/15/03         420,042
$    579,000   Republic of Philippines ....................................     9.500%    10/21/24         556,332
   1,600,000   Royal Bank of Scotland .....................................     9.118%    03/31/10       1,609,683
   1,300,000   United Mexican States ......................................     6.250%    06/27/02       1,300,000
                                                                                                      ------------
                                                                                                         7,674,754
                                                                                                      ------------
U.S. CORPORATE BONDS 39.1%
   1,000,000   AES Corp. ..................................................    10.250%    07/15/06         982,500
   5,000,000   Associates Corp., NA .......................................     5.750%    11/01/03       4,713,600
     500,000   Bear Stearns Co., Inc. .....................................     6.596%    03/28/03         500,035
   1,100,000   Beckman Instruments, Inc. ..................................     7.100%    03/04/03       1,035,562
   1,000,000   Buckeye Technologies, Inc. .................................     8.000%    10/15/10         902,500
     700,000   Building Materials Corp. ...................................     7.750%    07/15/05         607,250
     700,000   Building Materials Corp. ...................................     8.000%    10/15/07         595,000
   3,000,000   Circuit City Credit Card Master Trust ......................     6.360%    02/15/06       2,997,780
   1,000,000   Citicorp, FRN ..............................................     6.160%    08/13/02       1,003,700
   2,000,000   Citicorp, FRN ..............................................     6.163%    11/12/02       2,008,440
     738,000   Delta Air Lines, Inc. (Sinking Fund Bond) ..................     9.450%    02/14/06         750,000
   1,478,000   Delta Air Lines, Inc. (Sinking Fund Bond) ..................     9.450%    02/26/06       1,515,999
   2,500,000   General Motors Acceptance Corp., FRN .......................     6.170%    08/18/03       2,488,878
  10,000,000   GMAC .......................................................     5.750%    11/10/03       9,394,600
   1,500,000   Gold Eagle .................................................    11.452%    04/16/01       1,592,550
   2,000,000   Goldman Sachs Group, FRN ...................................     6.270%    01/17/03       1,999,510
   1,500,000   Goldman Sachs Group, FRN ...................................     6.340%    02/22/02       1,500,843
   5,000,000   Household Finance Corp. ....................................     6.440%    06/17/05       4,974,310
     800,000   Lehman Brothers Holdings, Inc., MTN ........................     6.375%    05/07/02         778,880
   1,100,000   Lehman Brothers Holdings, Inc., MTN ........................     6.832%    05/07/02       1,105,368
   7,980,000   MCI Worldcom, Inc. .........................................     6.125%    08/15/01       7,855,672
   1,865,000   Nabisco, Inc. ..............................................     6.000%    02/15/01       1,817,480
   5,000,000   Noram Energy Corp. .........................................     6.375%    11/01/03       4,706,210
   3,000,000   Popular, Inc. ..............................................     6.200%    04/30/01       2,960,160
   2,400,000   Texas Utilities ............................................     5.940%    10/15/01       2,352,629
     450,000   Time Warner, Inc. ..........................................     8.110%    08/15/06         452,066
     225,000   Time Warner, Inc. ..........................................     7.975%    08/15/04         227,066
     450,000   Time Warner, Inc. ..........................................     8.180%    08/15/07         453,146
   1,000,000   United Airlines ............................................    10.670%    05/01/04       1,048,430
                                                                                                      ------------
                                                                                                        63,320,164
                                                                                                      ------------
U.S. GOVERNMENT & AGENCIES 9.8%
   1,978,071   U.S. Treasury Inflation Protection .........................     3.875%    01/15/09       1,960,146
     623,160   U.S. Treasury Inflation Protection .........................     3.875%    04/15/29         624,525
     725,000   U.S. Treasury Note .........................................     5.125%    08/31/00         722,165
   2,200,000   U.S. Treasury Note .........................................     6.000%    02/15/26       2,138,818
   1,000,000   U.S. Treasury Strip ........................................     0.000%    05/15/20         295,909
     300,000   U.S. Treasury Strip ........................................     0.000%    11/15/21          81,891
   4,700,000   U.S. Treasury Bond .........................................     8.000%    11/15/21       5,652,502
   3,198,350   U.S. Treasury Inflation Protection .........................     3.625%    07/15/02       3,191,857
   1,163,151   U.S. Treasury Inflation Protection .........................     3.625%    01/15/08       1,133,345
                                                                                                      ------------
                                                                                                        15,801,158
                                                                                                      ------------

               TOTAL BONDS (Cost $210,981,216)                                                         203,151,410
                                                                                                      ------------

OTHER SECURITIES 0.0%

      12,500   Put Option on 90-day Euro Dollar, Strike @ 93.500, Exp. 12/18/00 ..................           7,625
                                                                                                      ------------

               TOTAL OTHER SECURITIES (Cost $8,023)                                                          7,625
                                                                                                      ------------

The accompanying notes are an integral part of these financial statements.

                                                        FREMONT MUTUAL FUNDS  45

                               FREMONT BOND FUND
                           APRIL 30, 2000 (UNAUDITED)

STATEMENT OF INVESTMENTS IN SECURITIES AND NET ASSETS

                                                                               Discount   Maturity       Value
Face Amount    Issuer                                                            Rate       Date        (Note 1)
------------------------------------------------------------------------------------------------------------------

SHORT TERM SECURITIES 4.7%
$  7,474,057   Repurchase Agreement, State Street Bank and Trust Co.,
                 5.400%, 05/01/00 (Maturity Value $7,477,365) (Cost
                 $7,474,057) Collateral:  FNMA, 0.000%, 06/29/00 .................................    $  7,474,057
     120,000   U.S. Treasury Note .........................................     5.125%    08/31/00         119,623
                                                                                                      ------------

               TOTAL SHORT TERM SECURITIES (Cost $7,593,680)                                             7,593,680
                                                                                                      ------------

               TOTAL INVESTMENTS (Cost $218,582,919) 130.1%                                            210,752,715
                                                                                                      ------------

               OTHER ASSETS AND LIABILITIES, NET, (30.1%)                                              (48,689,366)
                                                                                                      ------------

               NET ASSETS, 100.0%                                                                     $162,063,349
                                                                                                      ============

      The accompanying notes are an integral part of these financial statements.

46  FREMONT MUTUAL FUNDS

                           FREMONT MONEY MARKET FUND
                           APRIL 30, 2000 (UNAUDITED)

STATEMENT OF INVESTMENTS IN SECURITIES AND NET ASSETS

                                                                               Discount   Maturity       Value
Face Amount    Issuer                                                            Rate       Date        (Note 1)
------------------------------------------------------------------------------------------------------------------

COMMERCIAL PAPER  91.1%

BUSINESS EQUIPMENT & SERVICES  3.0%
**$5,000,000   Invensys PLC ...............................................     5.900%    05/11/00    $  4,991,806
**10,000,000   Invensys PLC ...............................................     6.250%    07/21/00       9,859,375
** 5,000,000   Invensys PLC ...............................................     6.330%    07/27/00       4,923,512
                                                                                                      ------------
                                                                                                        19,774,693
                                                                                                      ------------
CONSUMER DURABLES  15.7%

   4,000,000   American Honda Finance .....................................     5.870%    05/01/00       4,000,000
  10,000,000   American Honda Finance .....................................     6.170%    07/24/00       9,856,033
  10,000,000   General Electric Capital Corp. .............................     6.090%    06/06/00       9,939,100
  10,000,000   General Electric Capital Corp. .............................     6.070%    06/08/00       9,935,928
  10,000,000   General Motors Acceptance Corp. ............................     5.920%    05/19/00       9,970,400
  10,000,000   General Motors Acceptance Corp. ............................     6.130%    07/05/00       9,889,319
**10,000,000   Hitachi America Capital Corp. ..............................     5.920%    05/17/00       9,973,689
**10,000,000   Hitachi America Capital Corp. ..............................     5.930%    06/07/00       9,939,053
** 5,000,000   Hitachi America Capital Corp. ..............................     5.960%    06/07/00       4,969,372
   5,000,000   Sharp Electronics Corp. ....................................     6.105%    05/01/00       5,000,000
  10,000,000   Toyota Motor Credit Puerto Rico ............................     5.890%    05/11/00       9,983,639
  10,000,000   Toyota Motor Credit Puerto Rico ............................     5.900%    05/26/00       9,959,028
                                                                                                      ------------
                                                                                                       103,415,561
                                                                                                      ------------
CONSUMER NON-DURABLES  7.6%

  10,000,000   Archer Daniels Midland .....................................     6.100%    06/20/00       9,915,278
  10,000,000   Eastman Kodak ..............................................     5.880%    05/15/00       9,977,133
   5,000,000   Eastman Kodak ..............................................     6.100%    06/19/00       4,958,486
   5,000,000   Eastman Kodak ..............................................     6.100%    06/22/00       4,955,944
  10,000,000   Golden Peanut Co. ..........................................     5.950%    05/16/00       9,975,208
  10,000,000   Golden Peanut Co. ..........................................     6.150%    07/14/00       9,873,583
                                                                                                      ------------
                                                                                                        49,655,632
                                                                                                      ------------
CONSUMER SERVICES  4.4%
   9,240,000   Bell Atlantic Financial ....................................     5.880%    05/02/00       9,238,491
  10,000,000   British Telecom ............................................     6.110%    06/27/00       9,903,258
  10,000,000   British Telecom ............................................     6.080%    06/30/00       9,898,667
                                                                                                      ------------
                                                                                                        29,040,416
                                                                                                      ------------
FINANCIAL SERVICES (BANKS)  9.0%
  10,000,000   Abbey National North America Corp. .........................     6.070%    08/30/00       9,795,981
  10,000,000   Banque Caisse D'Epargne De L'Etat ..........................     5.910%    05/18/00       9,972,092
  10,000,000   FCE Bank PLC ...............................................     6.060%    06/15/00       9,924,250
  10,000,000   Halifax PLC ................................................     5.880%    05/10/00       9,985,300
  10,000,000   Halifax PLC ................................................     5.880%    07/03/00       9,897,100
  10,000,000   Toronto-Dominion Bank ......................................     6.050%    06/21/00       9,914,292
                                                                                                      ------------
                                                                                                        59,489,015
                                                                                                      ------------
FINANCIAL SERVICES (OTHER)  39.3%
  10,000,000   Aegon NV ...................................................     6.120%    07/07/00       9,886,100
**10,000,000   Allianz Of America Finance Corp. ...........................     5.930%    05/25/00       9,960,467
** 5,000,000   Allianz Of America Finance Corp. ...........................     6.060%    06/12/00       4,964,650
**10,000,000   Allianz Of America Finance Corp. ...........................     6.040%    06/16/00       9,922,822
  10,000,000   American General Finance ...................................     6.070%    06/28/00       9,902,205
   5,000,000   Associates First Capital Corp. .............................     5.870%    05/04/00       4,997,554
  10,000,000   Associates First Capital Corp. .............................     6.080%    06/13/00       9,927,378
   5,000,000   Associates Financial Services ..............................     5.950%    06/09/00       4,967,771
  10,000,000   British Columbia Prov ......................................     5.690%    05/08/00       9,988,936
  10,000,000   Chevron UK Investment PLC ..................................     6.240%    09/20/00       9,753,867
  10,000,000   CITGroup Holdings ..........................................     5.960%    05/22/00       9,965,233
  10,000,000   CITGroup Holdings ..........................................     6.070%    06/14/00       9,925,811
**10,000,000   Dexia CLF Finance Co. ......................................     5.900%    06/02/00       9,947,555
** 5,000,000   Dexia CLF Finance Co. ......................................     6.110%    06/09/00       4,966,904
**10,000,000   Dexia CLF Finance Co. ......................................     6.120%    06/29/00       9,899,700

The accompanying notes are an integral part of these financial statements.

                                                        FREMONT MUTUAL FUNDS  47

                           FREMONT MONEY MARKET FUND
                           APRIL 30, 2000 (UNAUDITED)

STATEMENT OF INVESTMENTS IN SECURITIES AND NET ASSETS

                                                                               Discount   Maturity       Value
Face Amount    Issuer                                                            Rate       Date        (Note 1)
------------------------------------------------------------------------------------------------------------------

FINANCIAL SERVICES (OTHER) (CONT.)
$ 10,000,000   Goldman Sachs Group, LP ....................................     6.140%    07/10/00    $  9,880,611
  10,000,000   Goldman Sachs Group, LP ....................................     6.140%    07/28/00       9,849,911
**10,000,000   John Hancock Capital Co ....................................     6.130%    07/13/00       9,875,697
   5,000,000   Merrill Lynch & Co., Inc. ..................................     6.040%    05/02/00       4,999,161
  10,000,000   Merrill Lynch & Co., Inc. ..................................     5.830%    05/30/00       9,953,036
  10,000,000   MetLife Funding, Inc. ......................................     6.100%    07/06/00       9,888,167
**10,000,000   RTZ America, Inc. ..........................................     6.070%    06/26/00       9,905,578
**10,000,000   Solvay Finance .............................................     5.920%    05/09/00       9,986,844
** 5,000,000   Solvay Finance .............................................     5.950%    05/09/00       4,993,389
**10,000,000   Solvay Finance .............................................     6.050%    06/12/00       9,929,417
** 5,800,000   St. Paul Companies .........................................     6.070%    05/01/00       5,800,000
**10,000,000   Swiss Re Financial Products ................................     5.900%    05/23/00       9,963,944
**10,000,000   Swiss Re Financial Products ................................     5.920%    06/01/00       9,949,022
   5,000,000   Transamerica Finance Corp. .................................     5.960%    05/11/00       4,991,806
**10,000,000   WMC Finance Ltd. ...........................................     6.000%    06/05/00       9,941,667
                                                                                                      ------------
                                                                                                       258,885,203
                                                                                                      ------------
FOREIGN CORPORATE BONDS  6.1%

**10,000,000   France Telecom .............................................     5.910%    05/03/00       9,996,717
**10,000,000   France Telecom .............................................     5.910%    05/24/00       9,962,242
** 5,000,000   France Telecom .............................................     6.080%    06/19/00       4,958,622
   5,000,000   KFW International Finance ..................................     5.850%    05/04/00       4,997,563
  10,000,000   KFW International Finance ..................................     5.740%    05/31/00       9,952,167
                                                                                                      ------------
                                                                                                        39,867,311
                                                                                                      ------------
HEALTH CARE  2.3%
**10,000,000   Queens Health Systems ......................................     5.900%    05/05/00       9,993,444
** 5,000,000   Queens Health Systems ......................................     5.950%    05/17/00       4,986,778
                                                                                                      ------------
                                                                                                        14,980,222
                                                                                                      ------------
RAW MATERIALS  1.5%
**10,000,000   Henkel Corp. ...............................................     5.940%    06/23/00       9,912,550
                                                                                                      ------------
                                                                                                         9,912,550
                                                                                                      ------------
UTILITIES  2.2%
  10,000,000   National Rural Utilities Cooperative Finance Corp. .........     6.150%    07/18/00       9,866,750
   5,000,000   National Rural Utilities Cooperative Finance Corp. .........     6.340%    12/07/00       4,806,278
                                                                                                      ------------
                                                                                                        14,673,028
                                                                                                      ------------

               TOTAL COMMERCIAL PAPER (Cost $599,693,631)                                              599,693,631
                                                                                                      ------------
OTHER SHORT-TERM SECURITIES  9.1%
  10,000,000   Deutsche Bank NY, YCD ......................................     5.200%    05/10/00       9,999,905
   5,000,000   Federal Home Loan Discount Note, AN ........................     5.375%    03/01/01       4,952,505
  10,000,000   FHLB, AN ...................................................     5.520%    06/22/00      10,000,000
   5,000,000   FHLB, AN ...................................................     5.500%    10/06/00       4,879,306
  10,000,000   FHLB, AN ...................................................     5.970%    12/01/00       9,991,580
   5,000,000   FHLB, AN ...................................................     6.315%    01/19/01       4,993,928
  10,000,000   FNMA, AN ...................................................     5.120%    05/12/00       9,999,065
   5,000,000   FNMA, AN ...................................................     6.195%    12/27/00       4,996,230
     200,754   Repurchase Agreement, State Street Bank and Trust Co., 5.400%,
               05/01/00 (Maturity Value $200,843) (Cost $200,754) Collateral:
               FNMA, 6.000%, 09/24/01 .....................................                                200,754
                                                                                                      ------------

               TOTAL OTHER SHORT-TERM SECURITIES (Cost $60,013,273) .......                             60,013,273
                                                                                                      ------------

               TOTAL INVESTMENTS (Cost $659,706,904) 100.2% ...............                            659,706,904
                                                                                                      ------------

               OTHER ASSETS AND LIABILITIES, NET, (0.2)% ..................                             (1,007,927)
                                                                                                      ------------

               NET ASSETS, 100.0% .........................................                           $658,698,977
                                                                                                      ============

      The accompanying notes are an integral part of these financial statements.

48  FREMONT MUTUAL FUNDS

                        FREMONT CALIFORNIA TAX-FREE FUND
                           APRIL 30, 2000 (UNAUDITED)

STATEMENT OF INVESTMENTS IN SECURITIES AND NET ASSETS

                                                                                Coupon    Maturity       Value
Face Amount    Issuer                                                            Rate       Date        (Note 1)
------------------------------------------------------------------------------------------------------------------

MUNICIPAL BONDS  99.0%
$  1,000,000   City of Anaheim, Public Finance Authority Revenue Bond,
                  Anaheim Electric Utility Projects .......................     5.600%    10/01/16    $  1,003,150
   1,000,000   Big Bear Area Regional Wastewater Agency, California Revenue     5.000%    04/01/10         996,480
     200,000   California Health Facilities Financial Authority Revenue ...     5.000%    11/15/18         179,966
     235,000   California Health Facilities Financial Authority Revenue,
                  Kaiser Permanente Ser. B ................................     5.250%    10/01/13         216,959
   1,000,000   California State Dept. of Veterans Affairs,
                  Home Purchase Revenue 1991 Ser. A .......................     6.450%    08/01/00       1,005,880
   1,015,000   California Department of Water Resources,
                  Central Valley Project Revenue ..........................     4.750%    12/01/16         904,842
     500,000   California State Dept. of Water Resources,
                  Central Valley Project Revenue Ser. M ...................     4.800%    12/01/07         498,250
   1,000,000   California State Dept. of Water Resources,
                  Central Valley Project Revenue Ser. H ...................     6.400%    12/01/00       1,017,060
     500,000   California State Dept. of Water Resources,
                  Central Valley Project Revenue Ser. T ...................     5.125%    12/01/12         495,405
   1,000,000   California State Public Works Board, Lease Revenue
                  Dept. of Corrections, Prison D ..........................     5.100%    06/01/06       1,009,540
   1,000,000   California State Public Works Board, Lease Revenue Refunding,
                  Trustees of The California State University, 1995 Ser. B      5.600%    04/01/06       1,035,530
   1,000,000   Contra Costa Transportation Authority,
                  Sales Tax Revenue 1991 Ser. A ...........................     6.400%    03/01/01       1,018,990
   1,000,000   Contra Costa Water Authority, Water Treatment
                  Revenue Refunding 1993 Ser. A (FGIC Insured) ............     5.300%    10/01/05       1,022,680
   1,000,000   Contra Costa Water District, Water Revenue
                  Ser. F (FGIC Insured) ...................................     5.250%    10/01/08       1,013,140
   1,500,000   East Bay CA MUD, Water System Subordinated Revenue Ser. 1998     5.250%    06/01/14       1,478,640
   1,000,000   Fremont California Unified School District
                  Alameda County Refunding Ser A (FGIC Insured) ...........     4.700%    08/01/15         900,320
   1,000,000   City of Fairfield, Water Revenue (AMBAC Insured) ...........     5.250%    04/01/14         982,050
   1,225,000   City of Industry, Urban Development Agency
                  Tax Allocation (MBIA Insured) ...........................     5.250%    05/01/12       1,228,785
   1,050,000   Kings River Consv Dist Calif Pine Flat Pwr Rev .............     5.125%    01/01/17         978,527
   1,000,000   City of Los Angeles, Convention & Exhibition
                  Center Authority, Lease Revenue Bonds Refunding Ser. A ..     5.200%    08/15/09       1,010,750
   1,500,000   City of Los Angeles, Wastewater System Revenue
                  Ser. A (MBIA Insured) ...................................     5.000%    12/01/11       1,482,405
     440,000   Los Angeles County Municipal Improvement Corporate Lease,
                  Special Tax-Police Emergency Revenue Ser. D .............     5.000%    09/01/12         431,046
     500,000   Los Angeles County Public Works Finance Authority,
                  Regional Park and Open Space District Ser. A ............     5.500%    10/01/11         513,480
   1,000,000   Los Angeles County Public Works Finance Authority,
                  Lease Revenue Ser. B (MBIA Insured) .....................     5.250%    09/01/09       1,019,200
   1,000,000   Los Angeles County Public Works Finance Authority,
                  Regional Park and Open Space District Ser. A ............     5.000%    10/01/16         928,450
     500,000   Los Angeles County Public Works Finance Authority,
                  Regional Park and Open Space District Ser. A ............     5.000%    10/01/04         506,810
     750,000   Los Angeles County Sanitation District
                  Finance Authority, 1993 Ser. A ..........................     5.250%    10/01/06         766,103
   1,000,000   Los Angeles County Transportation Authority,
                  Sales Tax Revenue .......................................     5.000%    07/01/15         943,510
   1,000,000   Los Angeles Dept. of Water & Power,
                  Electric Plant Revenue ..................................     5.500%    09/01/07       1,025,700
   1,000,000   Los Angeles Dept. of Water & Power,
                  Waterworks Revenue Refunding ............................     5.625%    04/15/08       1,026,050
   1,000,000   M-S-R Public Power Agency, San Juan Project Revenue Ser. F .     5.650%    07/01/03       1,031,960
   1,000,000   Metropolitan Water District of Southern California,
                  Waterworks GO Refunding 1993 Ser. A .....................     5.250%    03/01/05       1,026,330
   1,000,000   Modesto High School District, 1993 GO Refunding (FGIC Insured)   5.300%    08/01/04       1,024,580
   1,000,000   Modesto Irrigation District Finance Authority,
                  Domestic Water Project Revenue 1992 Ser. A (AMBAC Insured)    5.650%    09/01/03       1,042,220
     500,000   Northern California Power Agency, Geothermal
                  Project #3, Escrowed to Maturity Ser. A .................     5.600%    07/01/06         519,630
     500,000   Northern California Power Agency,
                  Geothermal Project #3 Ser. A ............................     5.600%    07/01/06         505,910
   1,000,000   Orange County Transportation Authority, Measure M
                  Sales Tax Revenue First Ser. 1992 .......................     6.000%    02/15/06       1,058,200
   1,000,000   Orange County Transportation Authority, Measure M
                  Sales Tax Revenue Second Senior Ser. 1994 (FGIC Insured)      5.000%    02/15/08       1,007,960
     500,000   City of Pasadena, GO Refunding Police and Jail Building 1993     5.000%    06/01/07         496,590
     500,000   Peralta California Community College District ..............     5.350%    08/01/17         487,155
   1,000,000   Rancho Cucamonga RDA, 1994 Tax Allocation Refunding
                  (MBIA Insured) ..........................................     5.000%    09/01/07       1,006,690
   1,000,000   City of Riverside, Electric Revenue Refunding 1993 .........     5.000%    10/01/06       1,004,440
   1,000,000   City of Riverside, Electric Revenue
                  Refunding 1993 (AMBAC Insured) ..........................     5.000%    10/01/13         964,420
   1,000,000   Sacramento MUD, Electric Revenue 1991 Ser. Y ...............     6.250%    09/01/00       1,007,920
   2,000,000   Sacramento MUD, Electric Revenue 1997 Ser. L ...............     5.125%    07/01/15       1,918,360
   1,000,000   Sacramento County Sanitation District Finance Authority,
                  Revenue Bond (MBIA Insured) .............................     5.125%    12/01/13         962,070
   1,000,000   Sacramento County Sanitation District Finance Authority,
                  Revenue Bond (MBIA Insured) .............................     5.000%    12/01/08       1,004,070
   1,000,000   San Bernardino County Transportation Authority,
                  Sales Tax Revenue 1992 Ser. A (FGIC Insured) ............     6.000%    03/01/03       1,037,500
   1,000,000   City and County of San Francisco International Airport,
                  Revenue Second Ser. Issue 1 (AMBAC Insured) .............     6.100%    05/01/03       1,041,830

The accompanying notes are an integral part of these financial statements.

                                                        FREMONT MUTUAL FUNDS  49

                        FREMONT CALIFORNIA TAX-FREE FUND
                           APRIL 30, 2000 (UNAUDITED)

                                                                                Coupon    Maturity       Value
Face Amount    Issuer                                                            Rate       Date        (Note 1)
------------------------------------------------------------------------------------------------------------------

MUNICIPAL BONDS  (CONT.)
$  1,000,000   City and County of San Francisco RDA, Lease Revenue Ser. 1991
                     (George R. Moscone Convention Center) (AMBAC Insured)      6.200%    10/01/00    $  1,009,180
   1,000,000   City and County of San Francisco RDA, Tax Allocation 1997
                  Ser. B ..................................................     5.700%    08/01/14       1,029,650
   1,000,000   City and County of San Francisco Sewer, Revenue Refunding
                  Ser. 1992 (AMBAC Insured) ...............................     5.800%    10/01/05       1,041,620
   1,000,000   City of San Jose, Finance Authority (Convention Center
                  Refunding Project) 1993 Ser. C (MBIA Insured) ...........     5.750%    09/01/03       1,028,160
     500,000   San Jose-Santa Clara County Water Financing
                  Authority, Sewer Revenue ................................     5.250%    11/15/12         499,760
     330,000   San Mateo County Sewer Revenue .............................     4.850%    08/01/17         297,838
   1,000,000   Santa Margarita/Dana Point Authority Orange County,
                  Revenue Bond Ser. A .....................................     5.375%    08/01/04       1,028,220
   1,000,000   Santa Monica-Malibu Unified School District,
                  Public School Facilities Reconstruction Projects ........     5.500%    08/01/18       1,040,870
   1,000,000   Southern California Public Power Authority,
                  Mead-Phoenix Project Revenue 1994 Ser. A (AMBAC Insured)      4.750%    07/01/08         988,940
   1,000,000   Southern California Public Power Authority,
                  Palo Verde Power Projects Revenue 1993 Ser. A ...........     5.100%    07/01/06       1,006,930
   1,000,000   University of California, Housing System
                  Revenue 1993 Ser. A (MBIA Insured) ......................     5.500%    11/01/08       1,027,930
     500,000   University of California, Research Facilities
                  Revenue 1995 Ser. C (AMBAC Insured) .....................     5.100%    09/01/07         505,670
     250,000   Vacaville California Public Financing
                  Authority Tax Allocation Revenue ........................     5.100%    09/01/11         243,537
   1,000,000   West & Central Basin Finance Authority, West Basin
                  Water Revenue Refunding Project (AMBAC Insured) .........     5.125%    08/01/06       1,015,100
   1,000,000   City of Whittier, Solid Waste Revenue Ser. A (AMBAC Insured)     5.375%    08/01/14         998,920
   1,500,000   Yucaipa School Facilities Finance Authority, 1995
                  Sweetwater Refunding (MBIA Insured) .....................     6.000%    09/01/10       1,553,520
                                                                                                      ------------
               TOTAL MUNICIPAL BONDS (Cost $58,409,832) ...................                             59,103,378
                                                                                                      ------------
      Shares
------------------------------------------------------------------------------------------------------------------

SHORT-TERM SECURITIES  0.0%

       2,109   Provident Institutional Fund: Municipal Fund for California Investors, Inc. .......           2,109
                                                                                                      ------------

               TOTAL SHORT-TERM SECURITIES (Cost $2,109)                                                     2,109
                                                                                                      ------------

               TOTAL INVESTMENTS (Cost $58,411,941), 99.0%                                              59,105,487
                                                                                                      ------------

               OTHER ASSETS & LIABILITIES, NET, 1.0%                                                       567,376
                                                                                                      ------------

               NET ASSETS, 100.0%                                                                     $ 59,672,863
                                                                                                      ============

The accompanying notes are an integral part of these financial statements.

50  FREMONT MUTUAL FUNDS

                           FREMONT MUTUAL FUNDS, INC.
        NOTES TO STATEMENTS OF INVESTMENTS IN SECURITIES AND NET ASSETS


The following footnotes and abbreviations are a reference point for the Statements of Investments in Securities and Net Assets on pages 22 through 50.

 *  Non-income producing security

** These transactions are generally issued to institutional investors. Any resale must be in an exempt transaction pursuant to Section 4(2) of the Securities Act of 1933.

(a) Represents discount rate or yield to maturity at the date of acquisition.

(b) As of April 30, 2000, these securities represent ownership of at least 5% of the voting securities of the issuer and are, therefore, affiliates as defined in the Investment Company Act of 1940; See Note 2 of "Notes to Financial Statements."

+   On deposit with broker for initial margin on futures contracts (Note 1).

PORTFOLIO ABBREVIATIONS

ADR      American Depository Receipt
AMBAC    American Municipal Bond Assurance Corp.
AN       Agency Note
CMO      Collateralized Mortgage Obligation
CP       Commercial Paper
FFCB     Federal Farm Credit Bank
FGIC     Financial Guaranty Insurance Corp.
FHLB     Federal Home Loan Bank
FHLMC    Federal Home Loan Mortgage Corp.
FNMA     Federal National Mortgage Association
FRN      Floating Rate Note
GDR      Global Depository Receipt
GNMA     Government National Mortgage Association
GO       General Obligation
MBIA     Municipal Bond Investor Assurance Corp.
MTN      Medium Term Note
MUD      Municipal Utility District
RDA      Redevelopment Agency
REIT     Real Estate Investment Trust
REMIC    Real Estate Mortgage Investment Conduit
TBA      To Be Announced
YCD      Yankee Certificate of Deposit

CURRENCY ABBREVIATIONS

AUS$     Australian Dollar
(Pound)  British Pound
CAN$     Canadian Dollar
DKK      Danish Kroner
GRD      Greek Drachmas
E        Euro
DM       German Deutschemark
(Y)        Japanese Yen
NOK      Norwegian Kroner
NZ$      New Zealand Dollar
SGD      Singapore Dollar
SEK      Swedish Krona
$        U.S. Dollar

The accompanying notes are an integral part of these financial statements.

                                                        FREMONT MUTUAL FUNDS  51

                           FREMONT MUTUAL FUNDS, INC.
        NOTES TO STATEMENTS OF INVESTMENTS IN SECURITIES AND NET ASSETS
                           APRIL 30, 2000 (UNAUDITED)


COUNTRY DIVERSIFICATION

Country     Country                 International    Emerging                    Real Estate
  Code        Name         Global       Growth       Markets         Bond      Securities Fund
----------------------------------------------------------------------------------------------
   AS     Austria           0.4%           --            --            --            --
   AU     Australia         1.2%          3.1%           --            --            --
   BM     Bermuda            --           0.2%           --            --            --
   BR     Brazil            0.3%          0.4%         11.1%           --            --
   CH     China             0.1%           --            --            --            --
   CN     Canada            2.2%          3.2%           --            --           0.1%
   CR     Croatia            --            --           2.8%           --            --
   CZ     Czech Republic     --            --           0.7%           --            --
   DK     Denmark           0.8%           --            --            --            --
   FI     Finland           0.9%          3.8%           --            --            --
   FR     France            3.1%          5.1%           --            --            --
   GM     Germany           4.7%          6.0%           --            --            --
   GR     Greece            0.9%           --            --            --            --
   HK     Hong Kong         0.5%          2.0%          3.0%           --            --
   HU     Hungry             --            --           2.0%           --            --
   IN     India              --            --           6.2%           --            --
   IR     Ireland           0.5%           --            --            --            --
   IS     Israel             --            --           1.6%           --            --
   IT     Italy             1.2%          3.1%           --           2.7%           --
   JP     Japan             7.7%         27.3%           --            --            --
   LU     Luxembourg        0.1%          0.3%           --            --            --
   MX     Mexico            2.2%          1.6%          6.8%          0.9%           --
   MY     Malaysia          0.8%           --            --            --            --
   NL     Netherlands       1.7%          4.9%           --            --            --
   NO     Norway             --           1.0%           --            --            --
   NZ     New Zealand       0.4%           --            --           0.7%           --
   PH     Philippines       0.1%           --            --           0.3%           --
   PO     Poland             --            --           2.3%           --            --
   PT     Portugal           --           0.4%           --            --            --
   RU     Russia             --            --           3.2%           --            --
   SA     South Africa       --           0.4%          6.2%           --            --
   SG     Singapore         0.4%          1.2%           --            --            --
   SK     South Korea       0.2%          1.6%         21.4%           --            --
   SP     Spain             0.9%          1.8%           --            --            --
   SW     Sweden            0.9%          2.5%           --            --            --
   SZ     Switzerland       1.1%          5.3%           --            --            --
   TH     Thailand           --            --           5.9%           --            --
   TU     Turkey            0.1%           --           5.7%           --            --
   TW     Taiwan            0.8%          2.3%         13.3%           --            --
   UK     United Kingdom    4.6%         13.6%          1.8%           --            --
   US     United States    61.2%          8.9%          3.7%         95.4%         99.9%
   VZ     Venezuela          --            --           2.3%           --            --
                          ------        ------        ------        ------        ------
          Total           100.0%        100.0%        100.0%        100.0%        100.0%
                          ======        ======        ======        ======        ======

The Fremont Funds not listed above include 100% securities denominated in U.S. dollars.

      The accompanying notes are an integral part of these financial statements.

52  FREMONT MUTUAL FUNDS

                           FREMONT MUTUAL FUNDS, INC.
                           APRIL 30, 2000 (UNAUDITED)


                      This page left blank intentionally.


                                                        FREMONT MUTUAL FUNDS  53

                           FREMONT MUTUAL FUNDS, INC.
                           APRIL 30, 2000 (UNAUDITED)


STATEMENT OF ASSETS AND LIABILITIES
(ALL NUMBERS IN THOUSANDS EXCEPT NET ASSET VALUE PER SHARE)

                                                                          International   Emerging
                                                               Global        Growth        Markets
                                                                Fund          Fund           Fund
                                                             ---------------------------------------
ASSETS:
   Investments in securities at cost                         $  728,123    $   61,646     $   15,465
                                                             ==========    ==========     ==========
   Investments in securities at value                           784,752        82,680         16,393
   Cash                                                             832            --            496
   Dividends and interest receivable                              4,958           187             57
   Receivable for securities sold                                 6,902           971             --
   Receivable from sale of fund shares                            1,172           778             15
   Unrealized appreciation on foreign currency contracts          6,751            87             --
   Prepaid Expenses                                                  --            --             --
   Unamortized organization costs                                    --            --              4
                                                             ----------    ----------     ----------
      TOTAL ASSETS                                              805,367        84,703         16,965
                                                             ----------    ----------     ----------
LIABILITIES:
   Bank overdraft                                                    --             9            127
   Liabilities for options written                                    5            --             --
   Payable for securities purchased                              13,724           182             --
   Payable for fund shares redeemed                                  --            --             --
   Variation margin payable                                           3            --             --
   Unrealized depreciation on foreign currency contracts            821           233             --
   Accrued expenses:
      Investment advisory, administrative
         and distribution fees                                      453            82             10
      Other                                                          42             1             21
                                                             ----------    ----------     ----------
      TOTAL LIABILITIES                                          15,048           507            158
                                                             ----------    ----------     ----------
NET ASSETS                                                   $  790,319    $   84,196     $   16,807
                                                             ==========    ==========     ==========
Net assets consist of:
   Paid in capital                                           $  672,461    $   59,975     $   19,540
   Undistributed net investment income                            2,707          (122)          (487)
   Accumulated net realized gain (loss)                          48,247         3,489         (3,175)
   Unrealized appreciation (depreciation) on
      investments, futures and options                           61,296        21,034            928
   Unrealized appreciation (depreciation) on foreign
      currency contracts and other assets and liabilities         5,608          (180)             1
                                                             ----------    ----------     ----------
NET ASSETS                                                   $  790,319    $   84,196     $   16,807
                                                             ==========    ==========     ==========
SHARES OF CAPITAL STOCK OUTSTANDING                              52,031         5,661          1,746
                                                             ==========    ==========     ==========
NET ASSET VALUE PER SHARE                                    $    15.19    $    14.87     $     9.62
                                                             ==========    ==========     ==========

The Global Fund received premiums of $10 on written options.

      The accompanying notes are an integral part of these financial statements.

54  FREMONT MUTUAL FUNDS

                           FREMONT MUTUAL FUNDS, INC.
                           APRIL 30, 2000 (UNAUDITED)

    U.S.          U.S.                    Real Estate
 Micro-Cap     Small Cap       Growth      Securities
   Fund          Fund           Fund          Fund
-----------------------------------------------------

$  721,336    $   57,865     $   99,239    $   32,837
==========    ==========     ==========    ==========
   847,687        64,894        130,711        32,580
     3,456            --             22            --
       127            10            128           207
     2,365           688             --           102
     2,514           106            189           157
        --            --             --            --
        --            10             --            --
        10             8             --             6
----------    ----------     ----------    ----------
   856,159        65,716        131,050        33,052
----------    ----------     ----------    ----------

        --            13             --            80
        --            --             --            --
    13,438           979             --           199
       800            --             --            --
        --            --             22            --
        --            --             --            --

       944            69             65            19
         1             1             33            19
----------    ----------     ----------    ----------
    15,183         1,062            120           317
----------    ----------     ----------    ----------
$  840,976    $   64,654     $  130,930    $   32,735
==========    ==========     ==========    ==========

$  605,791    $   47,270     $   94,720    $   40,772
       355          (204)           251          (157)
   108,479        10,559          4,659        (7,623)
   126,351         7,029         31,300          (257)

        --            --             --            --
----------    ----------     ----------    ----------
$  840,976    $   64,654     $  130,930    $   32,735
==========    ==========     ==========    ==========
    20,211         2,986          8,225         4,214
==========    ==========     ==========    ==========
$    41.61    $    21.65     $    15.92    $     7.77
==========    ==========     ==========    ==========

The accompanying notes are an integral part of these financial statements.

                                                        FREMONT MUTUAL FUNDS  55

                           FREMONT MUTUAL FUNDS, INC.
                           APRIL 30, 2000 (UNAUDITED)


STATEMENT OF ASSETS AND LIABILITIES
(ALL NUMBERS IN THOUSANDS EXCEPT NET ASSET VALUE PER SHARE)

                                                                                          California
                                                                                         Intermediate
                                                                Bond       Money Market    Tax-Free
                                                                Fund           Fund          Fund
                                                             ---------------------------------------
ASSETS:
   Investments in securities at cost                         $  218,531     $  659,707    $   58,412
                                                             ==========     ==========    ==========
   Investments in securities at value                           210,752        659,707        59,105
   Cash                                                              --            668            39
   Dividends and interest receivable                              3,159          1,789           766
   Receivable for securities sold                                13,584             --            --
   Receivable from sale of fund shares                               51            154            --
   Variation margin receivable                                      130             --            --
   Unrealized appreciation on foreign currency contracts            170             --            --
                                                             ----------     ----------    ----------
      TOTAL ASSETS                                              227,846        662,318        59,910
                                                             ----------     ----------    ----------
LIABILITIES:
   Bank overdraft                                                 1,104             --            --
   Liabilities for options written                                   86             --            --
   Dividends payable to shareholders                                695          2,914           220
   Reverse repurchase agreement                                  40,198             --            --
   Payable for interest due to
      reverse repurchase agreement                                   34             --            --
   Payable for securities purchased                              23,539             --            --
   Payable for fund shares redeemed                                  27            497            --
   Accrued expenses:
      Investment advisory, administrative
         and distribution fees                                       62            186            16
      Other                                                          38             22             1
                                                             ----------     ----------    ----------
      TOTAL LIABILITIES                                          65,783          3,619           237
                                                             ----------     ----------    ----------
NET ASSETS                                                   $  162,063     $  658,699    $   59,673
                                                             ==========     ==========    ==========
Net assets consist of:
   Paid in capital                                           $  174,075     $  658,699    $   59,155
   Undistributed net investment income                            1,338             --            --
   Accumulated net realized gain (loss)                          (5,974)            --          (175)
   Unrealized appreciation (depreciation) on
      investments, futures and options                           (7,548)            --           693
   Unrealized appreciation (depreciation) on foreign
      currency contracts and other assets and liabilities           172             --            --
                                                             ----------     ----------    ----------
NET ASSETS                                                   $  162,063     $  658,699    $   59,673
                                                             ==========     ==========    ==========
SHARES OF CAPITAL STOCK OUTSTANDING                              16,907        658,699         5,615
                                                             ==========     ==========    ==========
NET ASSET VALUE PER SHARE                                    $     9.59     $     1.00    $    10.63
                                                             ==========     ==========    ==========

The Bond Fund received premiums of $110 on written options.

      The accompanying notes are an integral part of these financial statements.

56  FREMONT MUTUAL FUNDS

                           FREMONT MUTUAL FUNDS, INC.
                           APRIL 30, 2000 (UNAUDITED)


                      This page left blank intentionally.


                                                       FREMONT MUTUAL FUNDS   57

                           FREMONT MUTUAL FUNDS, INC.
                  SIX MONTHS ENDED APRIL 30, 2000 (UNAUDITED)


STATEMENT OF OPERATIONS
(ALL NUMBERS IN THOUSANDS)

                                                                                  International    Emerging
                                                                       Global         Growth        Markets
                                                                        Fund           Fund           Fund
                                                                     ----------------------------------------
INVESTMENT INCOME:
   Interest                                                          $   10,590     $      125     $       24
   Dividends                                                              5,421            334             85
                                                                     ----------     ----------     ----------
      TOTAL INCOME*                                                      16,011            459            109
                                                                     ----------     ----------     ----------
EXPENSES:
   Investment advisory and administrative fees (Note 2)                   2,837            436            101
   Shareholder servicing fees                                                72             36             21
   Custody fees                                                             146             22             12
   Distribution fees (Note 2)                                                --             95             22
   Accounting fees                                                          183             13             10
   Audit and legal fees                                                      30             11             11
   Directors' fees (Note 2)                                                   3              3              3
   Registration fees                                                         15              6              6
   Reports to shareholders                                                   15              3              5
   Other                                                                     25              3              3
                                                                     ----------     ----------     ----------
      TOTAL EXPENSES BEFORE REDUCTIONS                                    3,326            628            194
      Earnings credits (Note 2)                                              (5)            --             (4)
      Expenses waived and/or reimbursed by Advisor (Note 2)                  --            (59)           (59)
                                                                     ----------     ----------     ----------
         TOTAL NET EXPENSES                                               3,321            569            131
                                                                     ----------     ----------     ----------
            NET INVESTMENT INCOME (LOSS)                                 12,690           (110)           (22)
                                                                     ----------     ----------     ----------
REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS
   AND FOREIGN CURRENCY:

   Net realized gain (loss) from:
      Investments                                                        51,257          3,448          3,002
      Futures                                                            (1,837)            --             --
      Options                                                                 3             --             --
      Foreign currency transactions                                        (110)            60             11

   Net unrealized appreciation (depreciation) on:
      Investments                                                        16,146          9,253           (516)
      Translation of assets and liabilities in foreign currencies         7,897            (26)             2
                                                                     ----------     ----------     ----------
         Net realized and unrealized gain (loss) from investments
            and foreign currency                                         73,356         12,735          2,499
                                                                     ----------     ----------     ----------
            NET INCREASE (DECREASE) IN NET ASSETS
               RESULTING FROM OPERATIONS                             $   86,046     $   12,625     $    2,477
                                                                     ==========     ==========     ==========

* Net of foreign taxes withheld of $537 for the Global Fund, $39 for the International Growth Fund and $20 for the Emerging Markets Fund.

      The accompanying notes are an integral part of these financial statements.

58  FREMONT MUTUAL FUNDS

                           FREMONT MUTUAL FUNDS, INC.
                        SIX MONTHS ENDED APRIL 30, 2000


   U.S.          U.S.                      Real Estate
 Micro-Cap     Small Cap       Growth       Securities
   Fund          Fund           Fund           Fund
----------    ----------     ----------     ----------

$    6,509    $      241     $      126     $       41
       120            18            835          1,073
----------    ----------     ----------     ----------
     6,629           259            961          1,114
----------    ----------     ----------     ----------

     6,274           355            443            155
        --            59             74             60
        --            11             10              7
        --            77             --             39
        --             9             16              7
        --            10              9             11
        --             3              3              3
        --             8              7              6
        --             3             14             15
        --             4              5              3
----------    ----------     ----------     ----------
     6,274           539            581            306
        --            (1)            (1)            (1)
        --           (75)            --            (72)
----------    ----------     ----------     ----------
     6,274           463            580            233
----------    ----------     ----------     ----------
       355          (204)           381            881
----------    ----------     ----------     ----------




   109,529        10,822          5,105           (726)
        --            --              8             --
        --            --             --             --
        --            --             --             --


    59,273            28          3,583          1,882
        --            --             --             --
----------    ----------     ----------     ----------

   168,802        10,850          8,696          1,156
----------    ----------     ----------     ----------
$  169,157    $   10,646     $    9,077     $    2,037
==========    ==========     ==========     ==========

The accompanying notes are an integral part of these financial statements.

                                                        FREMONT MUTUAL FUNDS  59

                           FREMONT MUTUAL FUNDS, INC.
                  SIX MONTHS ENDED APRIL 30, 2000 (UNAUDITED)


STATEMENT OF OPERATIONS
(ALL NUMBERS IN THOUSANDS)

                                                                                               California
                                                                                              Intermediate
                                                                     Bond       Money Market    Tax-Free
                                                                     Fund           Fund          Fund
                                                                  ----------     ----------    ----------
INVESTMENT INCOME:
   Interest                                                       $    6,954     $   21,960    $    1,624
   Dividends                                                             187             --            --
                                                                  ----------     ----------    ----------
      TOTAL INCOME                                                     7,141         21,960         1,624
                                                                  ----------     ----------    ----------
EXPENSES:
   Investment advisory and administrative fees (Note 2)                  462          1,323           158
   Shareholder servicing fees                                             30             64            11
   Custody fees                                                           44             25             3
   Accounting fees                                                        22             61            14
   Audit and legal fees                                                    9              9            11
   Directors' fees (Note 2)                                                3              3             3
   Registration fees                                                       8             19             1
   Reports to shareholders                                                 8              8             3
   Other                                                                   5             16             3
                                                                  ----------     ----------    ----------
      TOTAL EXPENSES BEFORE REDUCTIONS                                   591          1,528           207
      Earnings credits (Note 2)                                          (20)            --            (1)
      Expenses waived and/or reimbursed by Advisor (Note 2)              (42)            --           (53)
                                                                  ----------     ----------    ----------
         TOTAL NET EXPENSES                                              529          1,528           153
                                                                  ----------     ----------    ----------
            NET INVESTMENT INCOME                                      6,612         20,432         1,471
                                                                  ----------     ----------    ----------
REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS
   AND FOREIGN CURRENCY:

   Net realized gain (loss) from:
      Investments                                                      1,376             --          (174)
      Futures                                                           (892)            --            --
      Options                                                            391             --            --
      Foreign currency transactions                                       25             --            --

Net unrealized appreciation (depreciation) on:
   Investments                                                        (3,833)            --           (78)
   Translation of assets and liabilities in foreign currencies           (32)            --            --
                                                                  ----------     ----------    ----------
      Net realized and unrealized loss from investments
         and foreign currency                                         (2,965)            --          (252)
                                                                  ----------     ----------    ----------
         NET INCREASE (DECREASE) IN NET ASSETS
            RESULTING FROM OPERATIONS                             $    3,647     $   20,432    $    1,219
                                                                  ==========     ==========    ==========

      The accompanying notes are an integral part of these financial statements.

60  FREMONT MUTUAL FUNDS

                           FREMONT MUTUAL FUNDS, INC.
                           APRIL 30, 2000 (UNAUDITED)


                      This page left blank intentionally.


                                                        FREMONT MUTUAL FUNDS  61

                          FREMONT MUTUALS FUNDS, INC.
                                 APRIL 30, 2000


STATEMENT OF CHANGES IN NET ASSETS
FOR THE SIX MONTHS ENDED APRIL 30, 2000 (UNAUDITED)
AND THE YEAR ENDED OCTOBER 31, 1999
(ALL NUMBERS IN THOUSANDS)

                                                                               Global                 International Growth
                                                                                Fund                          Fund
                                                                      -------------------------     -------------------------
                                                                        4/30/00       10/31/99        4/30/00       10/31/99
                                                                      ----------     ----------     ----------     ----------
INCREASE (DECREASE) IN NET ASSETS:
   From operations:
      Net investment income (loss)                                    $   12,690     $   18,611     $     (110)    $       18
      Net realized gain (loss) from investments
         and transactions in written options                              49,423         65,730          3,448          2,435
      Net realized gain (loss) from foreign currency transactions           (110)        (4,263)            60           (346)
      Net unrealized appreciation (depreciation) on investments           16,146         15,623          9,253         13,260
      Net unrealized appreciation (depreciation) on translation of
         assets and liabilities in foreign currencies                      7,897          8,831            (26)           149
                                                                      ----------     ----------     ----------     ----------
            Net increase (decrease) in net assets from operations         86,046        104,532         12,625         15,516
                                                                      ----------     ----------     ----------     ----------
   Distributions to shareholders from:
      Net investment income                                              (12,558)       (22,322)          (103)           (38)
      Net realized gains                                                 (51,074)       (50,845)        (1,823)        (4,043)
                                                                      ----------     ----------     ----------     ----------
            Total distributions to shareholders                          (63,632)       (73,167)        (1,926)        (4,081)
                                                                      ----------     ----------     ----------     ----------
From capital share transactions:
   Proceeds from shares sold                                             173,363        232,092        177,216        146,675
   Value of shares issued on merger (Note 8)                                  --          4,265          7,431             --
   Reinvested dividends                                                   62,305         71,554            753          1,072
   Payments for shares redeemed                                         (154,571)      (283,633)      (171,877)      (140,831)
                                                                      ----------     ----------     ----------     ----------
      Net increase (decrease) in net assets
         from capital share transactions                                  81,097         24,278         13,523          6,916
                                                                      ----------     ----------     ----------     ----------
   Net increase (decrease) in net assets                                 103,511         55,643         24,222         18,351

Net assets at beginning of period                                        686,808        631,165         59,974         41,623
                                                                      ----------     ----------     ----------     ----------
NET ASSETS AT END OF PERIOD                                           $  790,319     $  686,808     $   84,196     $   59,974
                                                                      ==========     ==========     ==========     ==========
CAPITAL TRANSACTIONS IN SHARES:
   Sold                                                                   11,289         16,028         12,007         12,515
   Issued on merger (Note 8)                                                  --            301            529             --
   Reinvested dividends                                                    4,241          5,142             55            106
   Redeemed                                                              (10,069)       (19,575)       (11,539)       (12,039)
                                                                      ----------     ----------     ----------     ----------
      Net increase (decrease) from capital share transactions              5,461          1,896          1,052            582
                                                                      ==========     ==========     ==========     ==========

      The accompanying notes are an integral part of these financial statements.

62  FREMONT MUTUAL FUNDS

                          FREMONT MUTUALS FUNDS, INC.
                                 APRIL 30, 2000


    Emerging Markets               U.S. Micro-Cap                U.S. Small Cap
          Fund                          Fund                          Fund
-------------------------     -------------------------     -------------------------
  4/30/00       10/31/99        4/30/00       10/31/99        4/30/00       10/31/99
----------     ----------     ----------     ----------     ----------     ----------

$      (22)    $      (65)    $      355     $   (1,933)    $     (204)    $     (115)

     3,002         (1,163)       109,529         62,303         10,822          2,059
        11             (7)            --             --             --             --
      (516)         4,021         59,273         79,635             28          6,869

         2             (4)            --             --             --             --
----------     ----------     ----------     ----------     ----------     ----------
     2,477          2,782        169,157        140,005         10,646          8,813
----------     ----------     ----------     ----------     ----------     ----------

      (465)            --             --             --             --             --
        --             --         (1,609)       (53,551)          (262)        (1,080)
----------     ----------     ----------     ----------     ----------     ----------
      (465)            --         (1,609)       (53,551)          (262)        (1,080)
----------     ----------     ----------     ----------     ----------     ----------

    24,733         12,523      1,184,619        448,130         62,057         21,646
        --             --             --             --             --             --
       418             --          1,489         43,583            248          1,023
   (21,944)       (12,459)      (813,183)      (397,680)       (37,614)        (8,190)
----------     ----------     ----------     ----------     ----------     ----------

     3,207             64        372,925         94,033         24,691         14,479
----------     ----------     ----------     ----------     ----------     ----------
     5,219          2,846        540,473        180,487         35,075         22,212
    11,588          8,742        300,503        120,016         29,579          7,367
----------     ----------     ----------     ----------     ----------     ----------
$   16,807     $   11,588     $  840,976     $  300,503     $   64,654     $   29,579
==========     ==========     ==========     ==========     ==========     ==========


     2,322          1,731         27,701         17,299          2,687          1,611
        --             --             --             --             --             --
        44             --             42          1,614             11             69
    (2,084)        (1,769)       (18,126)       (15,663)        (1,592)          (630)
----------     ----------     ----------     ----------     ----------     ----------
       282            (38)         9,617          3,250          1,106          1,050
==========     ==========     ==========     ==========     ==========     ==========

The accompanying notes are an integral part of these financial statements.

                                                        FREMONT MUTUAL FUNDS  63

                          FREMONT MUTUALS FUNDS, INC.
                                 APRIL 30, 2000


STATEMENT OF CHANGES IN NET ASSETS
FOR THE SIX MONTHS ENDED APRIL 30, 2000 (UNAUDITED)
AND THE YEAR ENDED OCTOBER 31, 1999
(ALL NUMBERS IN THOUSANDS)

                                                                               Growth                Real Estate Securities
                                                                                Fund                          Fund
                                                                      -------------------------     -------------------------
                                                                        4/30/00       10/31/99        4/30/00       10/31/99
                                                                      ----------     ----------     ----------     ----------
INCREASE (DECREASE) IN NET ASSETS:
   From operations:
      Net investment income (loss)                                    $      381     $    1,222     $      881     $    1,413
      Net realized gain (loss) from investments
         and transactions in written options                               5,113         16,478           (726)        (2,698)
      Net realized gain (loss) from foreign currency transactions             --             --             --             --
      Net unrealized appreciation (depreciation) on investments            3,583         15,054          1,882          1,057
      Net unrealized appreciation (depreciation) on translation of
         assets and liabilities in foreign currencies                         --             --             --             --
                                                                      ----------     ----------     ----------     ----------
            Net increase (decrease) in net assets from operations          9,077         32,754          2,037           (228)
                                                                      ----------     ----------     ----------     ----------
   Distributions to shareholders from:
      Net investment income                                                 (229)        (1,431)        (1,038)        (1,587)
      Net realized gains                                                  (7,519)       (28,835)            --             --
      Paid in capital                                                         --             --             --           (349)
                                                                      ----------     ----------     ----------     ----------
         Total distributions to shareholders                              (7,748)       (30,266)        (1,038)        (1,936)
                                                                      ----------     ----------     ----------     ----------
   From capital share transactions:
      Proceeds from shares sold                                           55,653        196,253          9,087         14,832
      Reinvested dividends                                                 6,162         17,970            921          1,723
      Payments for shares redeemed                                       (74,973)      (233,327)        (9,771)       (16,374)
                                                                      ----------     ----------     ----------     ----------
         Net increase (decrease) in net assets
            from capital share transactions                              (13,158)       (19,104)           237            181
      Net increase (decrease) in net assets                              (11,829)       (16,616)         1,236         (1,983)
Net assets at beginning of period                                        142,759        159,375         31,499         33,482
                                                                      ----------     ----------     ----------     ----------
NET ASSETS AT END OF PERIOD                                           $  130,930     $  142,759     $   32,735     $   31,499
                                                                      ==========     ==========     ==========     ==========
CAPITAL TRANSACTIONS IN SHARES:
   Sold                                                                    3,572         12,281          1,198          1,854
   Reinvested dividends                                                      403          1,237            124            217
   Redeemed                                                               (4,843)       (14,665)        (1,304)        (2,069)
                                                                      ----------     ----------     ----------     ----------
      Net increase (decrease) from capital share transactions               (868)        (1,147)            18              2
                                                                      ==========     ==========     ==========     ==========

      The accompanying notes are an integral part of these financial statements.

64  FREMONT MUTUAL FUNDS

                          FREMONT MUTUALS FUNDS, INC.
                                 APRIL 30, 2000


          Bond                      Money Market             California Intermediate
          Fund                          Fund                      Tax-Free Fund
-------------------------     -------------------------     -------------------------
  4/30/00       10/31/99        4/30/00       10/31/99        4/30/00       10/31/99
----------     ----------     ----------     ----------     ----------     ----------

$    6,612     $   12,371     $   20,432     $   35,543     $    1,471     $    3,069

       875         (5,405)            --             --           (174)             7
        25           (226)            --             --             --             --
    (3,833)        (7,778)            --             --            (78)        (3,492)

       (32)           365             --             --             --             --
----------     ----------     ----------     ----------     ----------     ----------
     3,647           (673)        20,432         35,543          1,219           (416)
----------     ----------     ----------     ----------     ----------     ----------

    (5,304)       (12,356)       (20,432)       (35,543)        (1,471)        (3,069)
        --         (3,911)            --             --             (8)           (19)
        --             --             --             --             --             --
----------     ----------     ----------     ----------     ----------     ----------
    (5,304)       (16,267)       (20,432)       (35,543)        (1,479)        (3,088)
----------     ----------     ----------     ----------     ----------     ----------

    56,371        142,138        713,344      1,395,544          2,492          6,886
     4,246         15,792         17,318         35,272            192            571
   (81,332)      (184,556)      (832,913)    (1,387,157)        (6,670)        (4,045)
----------     ----------     ----------     ----------     ----------     ----------

   (20,715)       (26,626)      (102,251)        43,659         (3,986)         3,412
----------     ----------     ----------     ----------     ----------     ----------
   (22,372)       (43,566)      (102,251)        43,659         (4,246)           (92)
   184,435        228,001        760,950        717,291         63,919         64,011
----------     ----------     ----------     ----------     ----------     ----------
$  162,063     $  184,435     $  658,699     $  760,950     $   59,673     $   63,919
==========     ==========     ==========     ==========     ==========     ==========


     5,876         14,118        713,344      1,395,179            233            617
       445          1,578         17,318         35,637             18             52
    (8,510)       (18,442)      (832,913)    (1,387,157)          (627)          (369)
----------     ----------     ----------     ----------     ----------     ----------
    (2,189)        (2,746)      (102,251)        43,659           (376)           300
==========     ==========     ==========     ==========     ==========     ==========

The accompanying notes are an integral part of these financial statements.

                                                        FREMONT MUTUAL FUNDS  65

                           FREMONT MUTUALS FUNDS, INC.
                      FINANCIAL HIGHLIGHTS - APRIL 30, 2000

GLOBAL FUND
                                                     (Unaudited)
                                                     Six Months                         Year Ended October 31
                                                        Ended       -------------------------------------------------------------
                                                   April 30, 2000     1999         1998         1997         1996         1995
                                                      ---------     ---------    ---------    ---------    ---------    ---------
SELECTED PER SHARE DATA
 for one share outstanding during the period
   NET ASSET VALUE, BEGINNING OF PERIOD               $   14.75     $   14.13    $   14.16    $   15.11    $   14.24    $   13.13
                                                      ---------     ---------    ---------    ---------    ---------    ---------
   INCOME FROM INVESTMENT OPERATIONS
      Net investment income                                 .24           .41          .34          .45          .39          .40
      Net realized and unrealized gain                     1.55          1.89          .17         1.31         1.49         1.24
                                                      ---------     ---------    ---------    ---------    ---------    ---------
         Total investment operations                       1.79          2.30          .51         1.76         1.88         1.64
                                                      ---------     ---------    ---------    ---------    ---------    ---------
   LESS DISTRIBUTIONS
      From net investment income                           (.25)         (.50)        (.25)        (.52)        (.44)        (.50)
      From net realized gains                             (1.10)        (1.18)        (.29)       (2.19)        (.57)        (.03)
                                                      ---------     ---------    ---------    ---------    ---------    ---------
         Total distributions                              (1.35)        (1.68)        (.54)       (2.71)       (1.01)        (.53)
                                                      ---------     ---------    ---------    ---------    ---------    ---------
   NET ASSET VALUE, END OF PERIOD                     $   15.19     $   14.75    $   14.13    $   14.16    $   15.11    $   14.24
                                                      =========     =========    =========    =========    =========    =========

TOTAL RETURN                                              12.60%        17.37%        3.62%       13.01%       13.72%       12.78%

RATIOS AND SUPPLEMENTAL DATA
   Net assets, end of period (000s omitted)           $ 790.319     $ 686,808    $ 631,165    $ 665,747    $ 572,150    $ 482,355
   Ratio of expenses to average net assets                  .88%*         .86%         .85%         .85%         .87%         .88%
   Ratio of net investment income to
      average net assets                                   3.35%*        2.85%        2.80%        2.66%        2.66%        2.98%
   Portfolio turnover rate                                  111%          113%          75%          48%          71%          83%


INTERNATIONAL GROWTH FUND
                                                     (Unaudited)
                                                     Six Months                         Year Ended October 31
                                                        Ended       -------------------------------------------------------------
                                                   April 30, 2000     1999         1998         1997         1996         1995
                                                      ---------     ---------    ---------    ---------    ---------    ---------
SELECTED PER SHARE DATA
 for one share outstanding during the period
   NET ASSET VALUE, BEGINNING OF PERIOD               $   13.01     $   10.34    $   10.37    $   10.40    $    9.72    $    9.79
                                                      ---------     ---------    ---------    ---------    ---------    ---------
   INCOME FROM INVESTMENT OPERATIONS
      Net investment income (loss)                         (.10)          --8          .05          .02         (.02)         .10
      Net realized and unrealized gain (loss)              2.40          3.69          .03         (.02)         .71         (.09)
                                                      ---------     ---------    ---------    ---------    ---------    ---------
         Total investment operations                       2.30          3.69          .08           --          .69          .01
                                                      ---------     ---------    ---------    ---------    ---------    ---------
   LESS DISTRIBUTIONS
      From net investment income                           (.02)         (.01)          --           --         (.01)        (.08)
      From net realized gains                              (.42)        (1.01)        (.11)        (.03)          --           --
                                                      ---------     ---------    ---------    ---------    ---------    ---------
         Total distributions                               (.44)        (1.02)        (.11)        (.03)        (.01)        (.08)
                                                      ---------     ---------    ---------    ---------    ---------    ---------
   NET ASSET VALUE, END OF PERIOD                     $   14.87     $   13.01    $   10.34    $   10.37    $   10.40    $    9.72
                                                      =========     =========    =========    =========    =========    =========

TOTAL RETURN                                              17.92%1       38.70%1        .80%1      -0.01%        7.07%        0.13%

RATIOS AND SUPPLEMENTAL DATA
   Net assets, end of period (000s omitted)           $  84,196     $  59,974    $  41,623    $  38,643    $  35,273    $  32,156
   Ratio of net expenses to average net assets2            1.50%*        1.50%        1.50%        1.50%        1.50%        1.50%
   Ratio of gross expenses to average net assets2          1.65%*        1.74%        1.65%        1.50%        1.50%        1.50%
   Ratio of net investment income (loss)
      to average net assets                               -1.47%*         .04%         .53%         .34%        -.20%        1.19%
   Portfolio turnover rate                                   45%           76%         106%          95%          74%          32%

For footnote references, see "Notes to Financial Highlights" on page 71.

      The accompanying notes are an integral part of these financial statements.

66   FREMONT MUTUAL FUNDS

                           FREMONT MUTUALS FUNDS, INC.
                      FINANCIAL HIGHLIGHTS - APRIL 30, 2000

EMERGING MARKETS FUND
                                                     (Unaudited)
                                                     Six Months            Year Ended October 31         Period from
                                                        Ended       -----------------------------------   6/24/96 to
                                                   April 30, 2000     1999         1998         1997       10/31/96
                                                      ---------     ---------    ---------    ---------    ---------
SELECTED PER SHARE DATA
 for one share outstanding during the period
   NET ASSET VALUE, BEGINNING OF PERIOD               $    8.02     $    5.89    $    9.58    $    9.62    $   10.00
                                                      ---------     ---------    ---------    ---------    ---------
   INCOME FROM INVESTMENT OPERATIONS
      Net investment income (loss)                         (.02)         (.04)         .09          .17          .10
      Net realized and unrealized gain (loss)              1.96          2.17        (3.64)        1.03         (.41)
                                                      ---------     ---------    ---------    ---------    ---------
         Total investment operations                       1.94          2.13        (3.55)        1.20         (.31)
                                                      ---------     ---------    ---------    ---------    ---------
   LESS DISTRIBUTIONS
      From net investment income                           (.34)           --           --         (.06)        (.07)
      From net realized gains                                --            --         (.14)       (1.18)          --
                                                      ---------     ---------    ---------    ---------    ---------
         Total distributions                               (.34)           --         (.14)       (1.24)        (.07)
                                                      ---------     ---------    ---------    ---------    ---------
   NET ASSET VALUE, END OF PERIOD                     $    9.62     $    8.02    $    5.89    $    9.58    $    9.62
                                                      =========     =========    =========    =========    =========

TOTAL RETURN                                              24.14%        36.16%     -37.59%        12.55%       -3.12%*

RATIOS AND SUPPLEMENTAL DATA
   Net assets, end of period (000s omitted)           $  16,807     $  11,588    $   8,742    $  12,175    $   3,772
   Ratio of net expenses to average net assets2            1.49%*        1.50%        1.50%         .26%          --
   Ratio of gross expenses to average net assets2          2.38%*        2.77%        2.34%        2.63%        4.95%*
   Ratio of net investment income (loss)
      to average net assets                                -.47%*        -.70%         .99%        2.04%        3.32%*
   Portfolio turnover rate                                  167%          148%         135%         208%           7%

U.S. MICRO-CAP FUND
                                                     (Unaudited)
                                                     Six Months                         Year Ended October 31
                                                        Ended       -------------------------------------------------------------
                                                   April 30, 2000     1999         1998         1997         1996         1995
                                                      ---------     ---------    ---------    ---------    ---------    ---------
SELECTED PER SHARE DATA
 for one share outstanding during the period
   NET ASSET VALUE, BEGINNING OF PERIOD               $   28.36     $   16.34    $   22.69    $   19.63    $   14.34    $   10.34
                                                      ---------     ---------    ---------    ---------    ---------    ---------
   INCOME FROM INVESTMENT OPERATIONS
      Net investment (loss)                                 .02          (.18)        (.25)        (.10)        (.04)        (.05)
      Net realized and unrealized gain (loss)             13.35         17.94        (4.86)        5.60         5.83         4.05
                                                      ---------     ---------    ---------    ---------    ---------    ---------
         Total investment operations                      13.37         17.76        (5.11)        5.50         5.79         4.00
                                                      ---------     ---------    ---------    ---------    ---------    ---------
   LESS DISTRIBUTIONS
      From net investment income                             --            --           --           --           --           --
      From net realized gains                              (.12)        (5.74)       (1.24)       (2.44)        (.50)          --
                                                      ---------     ---------    ---------    ---------    ---------    ---------
         Total distributions                               (.12)        (5.74)       (1.24)       (2.44)        (.50)          --
                                                      ---------     ---------    ---------    ---------    ---------    ---------
   NET ASSET VALUE, END OF PERIOD                     $   41.61     $   28.36    $   16.34    $   22.69    $   19.63    $   14.34
                                                                    =========    =========    =========    =========    =========

TOTAL RETURN                                              47.21%       110.46%      -23.45%       28.80%1      41.46%1      38.68%1

RATIOS AND SUPPLEMENTAL DATA
   Net assets, end of period (000s omitted)           $ 840,976     $ 300,503    $ 120,016    $ 171,507    $ 102,481    $   7,792
   Ratio of net expenses to average net assets3            1.57%*        1.82%        1.94%        1.88%        1.96%        2.04%
   Ratio of gross expenses to average net assets3          1.57%*        1.82%        1.94%        1.90%        2.22%        2.50%
   Ratio of net investment (loss)
      to average net assets                                 .09%*        -.97%       -1.22%        -.67%        -.51%        -.67%
   Portfolio turnover rate                                  116%          164%         170%         125%          81%         144%

For footnote references, see "Notes to Financial Highlights" on page 71.

The accompanying notes are an integral part of these financial statements.

                                                         FREMONT MUTUAL FUNDS 67

                           FREMONT MUTUALS FUNDS, INC.
                      FINANCIAL HIGHLIGHTS - APRIL 30, 2000

U.S. SMALL CAP FUND
                                                     (Unaudited)
                                                     Six Months     Year Ended October 31    Period from
                                                        Ended       ----------------------    9/24/97 to
                                                   April 30, 2000      1999         1998       10/31/97
                                                      ---------     ---------    ---------    ---------
SELECTED PER SHARE DATA
 for one share outstanding during the period
   NET ASSET VALUE, BEGINNING OF PERIOD               $   15.74     $    8.87    $    9.57    $   10.00
                                                      ---------     ---------    ---------    ---------
   INCOME FROM INVESTMENT OPERATIONS
      Net investment income (loss)                         (.07)         (.02)        (.04)         .02
      Net realized and unrealized gain (loss)              6.09          7.49         (.66)        (.42)
                                                      ---------     ---------    ---------    ---------
         Total investment operations                       6.02          7.47         (.70)        (.40)
                                                      ---------     ---------    ---------    ---------
   LESS DISTRIBUTIONS
      From net investment income                             --            --           --4        (.02)
      From net realized gains                              (.11)         (.60)          --4        (.01)
                                                      ---------     ---------    ---------    ---------
         Total distributions                               (.11)         (.60)          --4        (.03)
                                                      ---------     ---------    ---------    ---------
   NET ASSET VALUE, END OF PERIOD                     $   21.65     $   15.74    $    8.87    $    9.57
                                                      =========     =========    =========    =========

TOTAL RETURN(1)                                           38.23%        84.60%       -7.29%       -4.06%

RATIOS AND SUPPLEMENTAL DATA
   Net assets, end of period (000s omitted)           $  64,654     $  29,579    $   7,367    $   5,350
   Ratio of net expenses to average net assets2            1.50%*        1.50%        1.50%        1.50%*
   Ratio of gross expenses to average net assets2          1.74%*        2.15%        2.85%        3.32%*
   Ratio of net investment income (loss)
      to average net assets                                -.66%*        -.75%        -.52%        1.81%*
   Portfolio turnover rate                                  140%          161%         273%           8%

GROWTH FUND
                                                     (Unaudited)
                                                     Six Months                         Year Ended October 31
                                                        Ended       -------------------------------------------------------------
                                                   April 30, 2000     1999         1998         1997         1996         1995
                                                      ---------     ---------    ---------    ---------    ---------    ---------
SELECTED PER SHARE DATA
 for one share outstanding during the period
   NET ASSET VALUE, BEGINNING OF PERIOD               $   15.70     $   15.56    $   14.96    $   15.02    $   13.06    $   10.46
                                                      ---------     ---------    ---------    ---------    ---------    ---------
   INCOME FROM INVESTMENT OPERATIONS
      Net investment income                                 .05           .14          .20          .20          .10          .13
      Net realized and unrealized gain                     1.04          3.20          .87         3.43         2.65         2.74
                                                      ---------     ---------    ---------    ---------    ---------    ---------
         Total investment operations                       1.09          3.34         1.07         3.63         2.75         2.87
                                                      ---------     ---------    ---------    ---------    ---------    ---------
   LESS DISTRIBUTIONS
      From net investment income                           (.03)         (.16)        (.17)        (.22)        (.08)        (.17)
      From net realized gains                              (.84)        (3.04)        (.30)       (3.47)        (.71)        (.10)
                                                      ---------     ---------    ---------    ---------    ---------    ---------
         Total distributions                               (.87)        (3.20)        (.47)       (3.69)        (.79)        (.27)
                                                      ---------     ---------    ---------    ---------    ---------    ---------
   NET ASSET VALUE, END OF PERIOD                     $   15.92     $   15.70    $   15.56    $   14.96    $   15.02    $   13.06
                                                      =========     =========    =========    =========    =========    =========

TOTAL RETURN                                               7.11%        24.24%        7.30%       29.26%       22.06%       28.12%1

RATIOS AND SUPPLEMENTAL DATA
   Net assets, end of period (000s omitted)           $ 130,930     $ 142,759    $ 159,375    $ 147,641    $  78,624    $  59,632
   Ratio of net expenses to average net assets5             .85%*         .82%         .82%         .85%         .92%         .97%
   Ratio of gross expenses to average net assets5           .85%*         .82%         .82%         .85%         .92%        1.01%
   Ratio of net investment income
      to average net assets                                 .56%*         .82%        1.25%        1.44%         .75%        1.02%
   Portfolio turnover rate                                   82%           80%         111%          48%         129%         108%

For footnote references, see "Notes to Financial Highlights" on page 71.

      The accompanying notes are an integral part of these financial statements.

68  FREMONT MUTUAL FUNDS

                          FREMONT MUTUALS FUNDS, INC.
                     FINANCIAL HIGHLIGHTS - APRIL 30, 2000

REAL ESTATE SECURITIES FUND
                                                     (Unaudited)
                                                     Six Months                        Period from
                                                        Ended          Year Ended      12/31/97 to
                                                   April 30, 2000   October 31, 1999     10/31/98
                                                      ---------         ---------        ---------
SELECTED PER SHARE DATA
 for one share outstanding during the period
   NET ASSET VALUE, BEGINNING OF PERIOD               $    7.51         $    7.98        $   10.00
                                                      ---------         ---------        ---------
   INCOME FROM INVESTMENT OPERATIONS
      Net investment income                                 .21               .35              .19
      Net realized and unrealized (loss)                    .16              (.34)           (2.07)
                                                      ---------         ---------        ---------
         Total investment operations                        .37               .01            (1.88)
                                                      ---------         ---------        ---------
   LESS DISTRIBUTIONS
      From net investment income                           (.11)             (.39)            (.14)
      From net realized gains                                --                --               --
      Return of capital distribution                         --              (.09)              --
                                                      ---------         ---------        ---------
         Total distributions                               (.11)             (.48)            (.14)
                                                      ---------         ---------        ---------
   NET ASSET VALUE, END OF PERIOD                     $    7.77         $    7.51        $    7.98
                                                      =========         =========        =========

TOTAL RETURN1                                              6.97%             -.07%          -18.78%

RATIOS AND SUPPLEMENTAL DATA
   Net assets, end of period (000s omitted)           $  32,738         $  31,499        $  33,482
   Ratio of net expenses to average net assets2,6          1.50%*            1.50%            1.09%*
   Ratio of gross expenses to average net assets2,6        1.96%*            1.88%            1.80%*
   Ratio of net investment income to
      average net assets                                   5.67%*            4.32%            4.10%*
   Portfolio turnover rate                                  141%              198%             196%

BOND FUND
                                                     (Unaudited)
                                                     Six Months                         Year Ended October 31
                                                        Ended       -------------------------------------------------------------
                                                   April 30, 2000     1999         1998         1997         1996         1995
                                                      ---------     ---------    ---------    ---------    ---------    ---------
SELECTED PER SHARE DATA
 for one share outstanding during the period
   NET ASSET VALUE, BEGINNING OF PERIOD               $    9.66     $   10.44    $   10.23    $    9.99    $   10.13    $    9.29
                                                      ---------     ---------    ---------    ---------    ---------    ---------
   INCOME FROM INVESTMENT OPERATIONS
      Net investment income                                 .39           .60          .60          .67          .67          .65
      Net realized and unrealized gain (loss)              (.16)         (.60)         .41          .25          .11          .83
                                                      ---------     ---------    ---------    ---------    ---------    ---------
         Total investment operations                       (.23)           --         1.01          .92          .78         1.48
                                                      ---------     ---------    ---------    ---------    ---------    ---------
   LESS DISTRIBUTIONS
      From net investment income                           (.30)         (.60)        (.62)        (.66)        (.70)        (.64)
      From net realized gains                                --          (.18)        (.18)        (.02)        (.22)          --
                                                      ---------     ---------    ---------    ---------    ---------    ---------
         Total distributions                               (.30)         (.78)        (.80)        (.68)        (.92)        (.64)
                                                      ---------     ---------    ---------    ---------    ---------    ---------
   NET ASSET VALUE, END OF PERIOD                     $    9.59     $    9.66    $   10.44    $   10.23    $    9.99    $   10.13
                                                      =========     =========    =========    =========    =========    =========

TOTAL RETURN1                                              2.45%          .01%       10.31%        9.54%        8.18%       16.49%

RATIOS AND SUPPLEMENTAL DATA
   Net assets, end of period (000s omitted)           $ 162,063     $ 184,435    $ 228,001    $  90,302    $  70,577    $  86,343
   Ratio of net expenses to average net assets2,7           .68%*         .60%         .60%         .61%         .68%         .60%
   Ratio of gross expenses to average net assets2,7         .63%*         .67%         .72%         .76%         .83%         .75%
   Ratio of net investment income
      to average net assets                                7.89%*        6.01%        5.92%        6.40%        6.82%        6.69%
   Portfolio turnover rate                                  407%          298%         256%         191%         154%          21%

For footnote references, see "Notes to Financial Highlights" on page 71.

The accompanying notes are an integral part of these financial statements.

                                                        FREMONT MUTUAL FUNDS  69

                          FREMONT MUTUALS FUNDS, INC.
                     FINANCIAL HIGHLIGHTS - APRIL 30, 2000

MONEY MARKET FUND
                                                     (Unaudited)
                                                     Six Months                         Year Ended October 31
                                                        Ended       -------------------------------------------------------------
                                                   April 30, 2000     1999         1998         1997         1996         1995
                                                      ---------     ---------    ---------    ---------    ---------    ---------
SELECTED PER SHARE DATA
 for one share outstanding during the period
   NET ASSET VALUE, BEGINNING OF PERIOD               $    1.00     $    1.00    $    1.00    $    1.00    $    1.00    $    1.00
                                                      ---------     ---------    ---------    ---------    ---------    ---------
   INCOME FROM INVESTMENT OPERATIONS
      Net investment income                                 .03           .05          .05          .05          .05          .06
                                                      ---------     ---------    ---------    ---------    ---------    ---------
         Total investment operations                        .03           .05          .05          .05          .05          .06
                                                      ---------     ---------    ---------    ---------    ---------    ---------
   LESS DISTRIBUTIONS
      From net investment income                           (.03)         (.05)        (.05)        (.05)        (.05)        (.06)
                                                      ---------     ---------    ---------    ---------    ---------    ---------
         Total distributions                               (.03)         (.05)        (.05)        (.05)        (.05)        (.06)
                                                      ---------     ---------    ---------    ---------    ---------    ---------
   NET ASSET VALUE, END OF PERIOD                     $    1.00     $    1.00    $    1.00    $    1.00    $    1.00    $    1.00
                                                      =========     =========    =========    =========    =========    =========
TOTAL RETURN1                                              2.78%         4.89%        5.45%        5.39%        5.34%        5.84%
RATIOS AND SUPPLEMENTAL DATA
   Net assets, end of period (000s omitted)           $ 658,699     $ 760,950    $ 717,291    $ 433,152    $ 329,652    $ 299,312
   Ratio of net expenses to average net assets2             .42%*         .37%         .29%         .30%         .31%         .30%
   Ratio of gross expenses to average net assets2           .42%*         .42%         .44%         .45%         .46%         .45%
   Ratio of net investment income
      to average net assets                                5.52%*        4.83%        5.33%        5.26%        5.22%        5.70%

CALIFORNIA INTERMEDITATE TAX-FREE FUND
                                                     (Unaudited)
                                                     Six Months                         Year Ended October 31
                                                        Ended       -------------------------------------------------------------
                                                   April 30, 2000     1999         1998         1997         1996         1995
                                                      ---------     ---------    ---------    ---------    ---------    ---------
SELECTED PER SHARE DATA
 for one share outstanding during the period
   NET ASSET VALUE, BEGINNING OF PERIOD               $   10.67     $   11.25    $   10.99    $   10.80    $   10.86    $   10.13
                                                      ---------     ---------    ---------    ---------    ---------    ---------
   INCOME FROM INVESTMENT OPERATIONS
      Net investment income                                 .26           .51          .51          .51          .52          .53
      Net realized and unrealized gain (loss)              (.05)         (.58)         .26          .20         (.03)         .73
                                                      ---------     ---------    ---------    ---------    ---------    ---------
         Total investment operations                        .21          (.07)         .77          .71          .49         1.26
                                                      ---------     ---------    ---------    ---------    ---------    ---------
   LESS DISTRIBUTIONS
      From net investment income                           (.25)         (.51)        (.51)        (.51)        (.52)        (.53)
      From net realized gains                               --4            --           --         (.01)        (.03)          --
                                                      ---------     ---------    ---------    ---------    ---------    ---------
         Total distributions                               (.25)         (.51)        (.51)        (.52)        (.55)        (.53)
                                                      ---------     ---------    ---------    ---------    ---------    ---------
   NET ASSET VALUE, END OF PERIOD                     $   10.63     $   10.67    $   11.25    $   10.99    $   10.80    $   10.86
                                                      =========     =========    =========    =========    =========    =========
TOTAL RETURN1                                              2.03%         -.68%        7.16%        6.75%        4.63%       12.77%
RATIOS AND SUPPLEMENTAL DATA
   Net assets, end of period (000s omitted)           $  59,673     $  63,919    $  64,011    $  64,309    $  51,156    $  50,313
   Ratio of net expenses to average net assets2             .48%*         .45%         .47%         .49%         .51%         .50%
   Ratio of gross expenses to average net assets2           .65%*         .64%         .67%         .69%         .73%         .72%
   Ratio of net investment income to average net asset     4.77%*        4.59%        4.55%        4.72%        4.86%        5.08%
   Portfolio turnover rate                                    5%            6%           9%           6%           6%          18%

For footnote references, see "Notes to Financial Highlights" on page 71.

      The accompanying notes are an integral part of these financial statements.

70  FREMONT MUTUAL FUNDS

                           FREMONT MUTUAL FUNDS, INC.
                 NOTES TO FINANCIAL HIGHLIGHTS - APRIL 30, 2000


The following notes are being used as referenced items in the Financial Highlights of the Funds presented on pages 66 through 70:

1 Total return would have been lower had the advisor not waived and/or reimbursed expenses.

2  See Note 2 of "Notes to Financial Statements."

3 Management fees were voluntarily waived from February 1, 1995 to January 8, 1997.

4  Distributions are less than $0.01 per share.

5 Administrative fees were voluntarily waived from August 14, 1992 to March 31, 1995.

6  Operating expenses were voluntarily limited to 0.50% prior to July 1, 1998.

7 Administrative fees were voluntarily waived in their entirety prior to March 1, 1998.

8  Less than $0.01.

*  Annualized

                           FREMONT MUTUAL FUNDS, INC.
           NOTES TO FINANCIAL STATEMENTS - APRIL 30, 2000 (UNAUDITED)


1.   SIGNIFICANT ACCOUNTING POLICIES
     Fremont Mutual Funds, Inc. (the "Investment Company") is an open-end investment company authorized to issue ten billion shares of $.0001 par value capital stock. These shares are currently offered in eleven series, ten of which are covered by this report:

     o    the GLOBAL FUND
     o    the INTERNATIONAL GROWTH FUND
     o    the EMERGING MARKETS FUND
     o    the U.S. MICRO-CAP FUND
     o    the U.S. SMALL CAP FUND
     o    the GROWTH FUND
     o    the REAL ESTATE SECURITIES FUND
     o    the BOND FUND
     o    the MONEY MARKET FUND
     o the CALIFORNIA INTERMEDIATE TAX-FREE FUND (the California Intermediate Tax-Free Fund is available only to residents of Arizona, California, Colorado, Nevada, New Mexico, Oregon, Texas, Utah and Washington)

     Each of the Funds has its own investment objective and maintains a totally separate investment portfolio. The following is a summary of significant accounting policies followed by the Funds. These policies are in conformity with generally accepted accounting principles for investment companies.

A.   SECURITY VALUATION
     Investments, including options, are stated at value based on recorded closing sales on a national securities exchange or, in the absence of a recorded sale, at the mean between the last reported bid and asked prices or at fair value as determined in good faith by the Board of Directors. Short-term notes and similar securities are included in investments at amortized cost, which approximates market value. Securities which are primarily traded on foreign exchanges are generally valued at the closing values of such securities on their respective exchanges or the most recent price where no closing value is available.

     Securities in the Money Market Fund have a remaining maturity of not more than 397 days and its entire portfolio has a weighted average maturity of not more than 90 days. As such, all of the Fund's securities are valued at amortized cost, which approximates market value. If the Fund's portfolio had a remaining weighted average maturity of greater than 90 days the portfolio would be stated at value based on recorded closing sales on a national securities exchange or, in the absence of a recorded sale, at the mean between the bid and asked prices.

B.   SECURITY TRANSACTIONS
     Security transactions are accounted for as of trade date. Realized gains and losses on security transactions are determined on the basis of specific identification for both financial statement and Federal income tax purposes.

C.   INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS
     Dividends  are  recorded  on the  ex-dividend  date,  except  that  certain dividends from foreign securities in the Global Fund, the International Growth Fund and the Emerging Markets Fund may be recorded after ex-dividend date based on when the Fund is informed of the dividend. Interest income and estimated expenses are accrued daily. Bond discount and premium are amortized as required by the Internal Revenue Code, as amended. Distributions to shareholders are recorded on the ex-dividend date. The Investment Company accounts for the assets of each Fund separately and allocates general expenses of the Investment Company to each Fund based upon the relative net assets of each Fund or the nature of the services performed and their applicability to each Fund.

     Dividends received by the Real Estate Securities Fund from its securities may be a return of capital. Such distributions reduce the cost basis of the securities, and any distributions in excess of the cost basis are recognized as capital gains.

     Distributions to shareholders made by the California Intermediate Tax-Free Fund during the six months ended April 30, 2000 were of tax-exempt income.

D.   INCOME TAXES
     The Funds' policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all taxable income and net capital gains, if any, to shareholders. Therefore, no income tax provision is required. Each Fund is treated as a separate entity in the determination of compliance with the Internal Revenue Code. The portfolio of California Intermediate Tax-Free Fund is composed solely of issues that qualify for tax-exempt status for both Federal and State of California income tax purposes.

     Income dividends and capital gain distributions paid to shareholders are determined in accordance with income tax regulations which may differ from generally accepted accounting principles and, therefore, may differ from the information presented in the financial statements. These differences are generally referred to as "book/tax" differences and are primarily due to differing treatments for foreign currency transactions, losses deferred due to wash sale rules, classification of gains/losses related to paydowns and certain futures and options transactions.

     Permanent differences will be reclassified to paid in capital. Temporary differences, which will reverse in subsequent periods, will not be reclassified and will remain in undistributed net investment income. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

72  FREMONT MUTUAL FUNDS

                           FREMONT MUTUAL FUNDS, INC.
           NOTES TO FINANCIAL STATEMENTS - APRIL 30, 2000 (UNAUDITED)


     For Federal income tax purposes, certain Funds have capital loss carryovers at October 31, 1999. Capital loss carryovers result when a fund has net capital losses during a tax year. These are carried over to subsequent years and may reduce distributions of realized gains in those years. Unused capital loss carryovers expire in eight years. The following Funds have capital loss carryovers at April 30, 2000:

                               Emerging        Real Estate
                                Markets        Securities           Bond
     Capital loss carryovers     Fund             Fund              Fund
     ---------------------------------------------------------------------------
     Expiring in:2006      $  5,018,887      $  2,868,690      $         --
                 2007         1,168,895         3,166,923         6,473,496
     ---------------------------------------------------------------------------
                           $  6,187,782      $  6,035,613      $  6,473,496

E.   ACCOUNTING ESTIMATES
     The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expense during the reporting period. Actual results could differ from those estimates.

F.   FOREIGN CURRENCY TRANSLATION
     The market values of foreign securities, currency holdings, and other assets and liabilities of the Global Fund, the International Growth Fund, the Emerging Markets Fund and the Bond Fund are translated to U.S. dollars based on the daily exchange rates. Purchases and sales of securities, income and expenses are translated at the exchange rate on the transaction date. Income and withholding taxes are translated at prevailing exchange rates when accrued or incurred.

     For those Funds which are allowed by the terms of their respective prospectuses to invest in securities and other transactions denominated in foreign currencies, currency gain (loss) will occur when such securities and transactions are translated into U.S. dollars.

     Certain transactions which result in realized currency gains (losses) are reported on the Statements of Operations as Net Realized Gain (Loss) from Foreign Currency Transactions. These are: currency gain (loss) from the sale or maturity of forward currency contracts and from the disposition of foreign currency; and the realization of currency fluctuations between trade and settlement dates on security transactions and between accrual and receipt dates on net investment income.

     Realized currency gain (loss) from the sale, maturity or disposition of foreign securities is not separately reported from the economic or market component of the gain (loss) and is included under the caption Net Realized Gain (Loss) from Investments. Activity related to foreign currency futures and options on foreign currency is, likewise, reported under this heading, as these instruments are used to hedge the foreign currency risks associated with investing in foreign securities. Consistent with the method of reporting realized currency gain (loss), unrealized currency gain (loss) on investments is not separately reported from the underlying economic or market component, but included under the caption Net Unrealized Appreciation (Depreciation) on Investments. Unrealized currency gain (loss) on other net assets is reported under Net Unrealized Appreciation (Depreciation) on Translation of Assets and Liabilities in Foreign Currencies.

G.   FORWARD FOREIGN CURRENCY CONTRACTS
     A forward foreign currency contract is an obligation to purchase or sell a currency against another currency at a future date and price as agreed upon by the parties. These contracts are traded over-the-counter and not on organized commodities or securities exchanges. Losses may arise due to changes in the value of the foreign currencies or if the counterparty does not perform under the contract.

     The Funds may and do use forward foreign currency contracts to facilitate the settlement of foreign securities. A commitment by a Fund to purchase a currency forward allows the Fund to have the local currency on hand to settle foreign security purchases on the payment date. Likewise, a commitment to sell a currency forward allows the Fund to take the foreign currency proceeds from the sale of foreign securities and exchange it for U.S. dollars at a predetermined price.

     In addition, the Global Fund, the International Growth Fund and the Bond Fund use such contracts to manage their respective currency exposure. Contracts to receive generally are used to acquire exposure to foreign currencies, while contracts to deliver are used to hedge a fund's investments against currency fluctuations. A contract to receive or deliver can also be used to offset a previous contract. When required, the Funds will segregate assets in an amount sufficient to cover obligations under the hedge contract.

     The market risk involved in these contracts is in excess of the amounts reflected in the Funds' Statements of Assets and Liabilities since only the change in the underlying values is reflected (as an Asset if appreciated or as a Liability if depreciated) and not the actual underlying values.

                                                        FREMONT MUTUAL FUNDS  73

                           FREMONT MUTUAL FUNDS, INC.
           NOTES TO FINANCIAL STATEMENTS - APRIL 30, 2000 (UNAUDITED)


At April 30, 2000, the underlying values for open foreign currency contracts were as follows:

                                                                                                       Net Unrealized
                  To Receive       Foreign          Settlement         Initial          Current        Appreciation/
                 (To Deliver)      Currency            Date             Value             Value        (Depreciation)
---------------------------------------------------------------------------------------------------------------------
Global Fund      (3,363,000)    Australian Dollar    06/30/00      $  (2,056,497)    $  (1,964,160)      $    92,337
                    (50,000)    Australian Dollar    05/04/00            (30,310)          (29,188)            1,122
                     47,000     Australian Dollar    06/07/00             28,129            27,444              (685)
                  7,645,500     British Pound        06/30/00         12,117,142        11,886,459          (230,683)
                 (6,100,000)    British Pound        05/02/00         (9,802,700)       (9,479,400)          323,300
                    224,000     British Pound        05/10/00            357,581           348,118            (9,463)
                   (620,000)    British Pound        05/23/00           (984,182)         (963,604)           20,578
                 (2,081,000)    British Pound        06/02/00         (3,283,443)       (3,234,498)           48,945
                    (12,449)    British Pound        05/04/00            (19,909)          (19,345)              564
                    (91,990)    British Pound        07/31/00           (142,263)         (143,082)             (819)
                    (33,443)    British Pound        09/05/00            (52,916)          (52,047)              870
                  5,560,000     Canadian Dollar      06/30/00          3,829,504         3,759,297           (70,208)
                   (152,000)    Canadian Dollar      06/22/00           (104,460)         (102,751)            1,709
                   (310,471)    Canadian Dollar      06/07/00           (214,074)         (209,806)            4,268
                   (193,000)    Danish Krone         05/31/00            (24,939)          (23,576)            1,363
                 10,061,200     Euro                 06/30/00          9,581,816         9,203,885          (377,931)
                (65,700,000)    Euro                 05/02/00        (65,187,345)      (59,829,705)        5,357,640
                    167,000     Euro                 05/09/00            160,940           151,909             5,485
                 (3,263,000)    Euro                 05/23/00         (3,029,696)       (2,977,063)           52,632
                   (100,000)    Euro                 05/25/00            (94,281)          (91,250)            3,031
                    (22,969)    Euro                 05/31/00            (20,945)          (20,886)               60
                     20,361     Euro                 05/04/00             19,909            18,543            (1,366)
                    220,944     Euro                 06/07/00            214,074           201,791           (12,283)
                  1,151,686     Euro                 07/19/00          1,094,563         1,054,945           (39,618)
                    156,101     Euro                 07/31/00            142,263           143,087               824
                    110,181     Euro                 08/28/00            107,693           101,205            (6,488)
                     53,879     Euro                 09/05/00             52,916            49,516            (3,401)
                    533,919     Euro                 02/20/01            528,686           496,518           (32,169)
             (4,430,000,000)    Japanese Yen         05/02/00        (41,268,368)        4,961,627           306,741
               (709,326,100)    Japanese Yen         06/30/00         (6,842,719)       (6,626,739)          215,980
                (54,463,000)    Japanese Yen         05/10/00           (521,072)         (504,287)           16,785
                (82,689,000)    Japanese Yen         05/23/00           (790,855)         (767,344)           23,511
                 (7,075,331)    Japanese Yen         05/01/00            (66,541)          (65,494)            1,047
                 (2,463,014)    Japanese Yen         05/02/00            (23,148)          (22,799)              348
               (113,722,110)    Japanese Yen         07/19/00         (1,094,563)       (1,066,111)           28,451
                (23,893,860)    Japanese Yen         08/28/00           (218,693)         (225,669)           (6,976)
                (55,468,800)    Japanese Yen         02/20/01           (528,686)         (541,582)          (12,896)
                 (2,116,000)    New Zealand Dollar   05/04/00         (1,030,577)       (1,027,635)            2,941
                 (6,500,000)    New Zealand Dollar   05/02/00         (3,209,700)       (3,156,725)           52,975
                   (112,000)    New Zealand Dollar   06/01/00            (56,372)          (54,391)            1,981
                 (1,221,000)    Norwegian Krone      05/15/00           (145,496)         (136,210)            9,286
                (10,804,700)    Swiss Franc          06/30/00         (6,492,232)       (6,317,060)          175,172
                                                                                                         -----------
                                                                                                         $ 5,930,444
                                                                                                         ===========

Int'l Growth       (387,017)    Australian Dollar    07/19/00           (253,790)         (226,084)      $    27,707
Fund                (35,164)    British Pound        05/02/00            (55,590)          (54,656)              934
                     67,574     British Pound        05/08/00            104,842           105,034               192
                    (31,744)    British Pound        05/04/00            (50,472)          (49,330)            1,141
                   (132,593)    British Pound        07/31/00           (207,552)         (206,235)            1,317

74  FREMONT MUTUAL FUNDS

                           FREMONT MUTUAL FUNDS, INC.
           NOTES TO FINANCIAL STATEMENTS - APRIL 30, 2000 (UNAUDITED)

                                                                                                       Net Unrealized
                  To Receive       Foreign          Settlement         Initial          Current        Appreciation/
                 (To Deliver)      Currency            Date             Value             Value        (Depreciation)
--------------------------------------------------------------------------------------------------------------------
Int'l Growth        (46,694)    British Pound        09/05/00      $     (72,703)    $     (72,669)      $        34
Fund (cont.)       (179,899)    Canadian Dollar      06/07/00           (123,575)         (121,570)            2,005
                        716     Euro                 05/04/00              3,771               724            (3,046)
                    (22,969)    Euro                 05/31/00            (20,945)          (20,886)               60
                    338,169     Euro                 05/26/00            342,227           308,603           (33,624)
                    128,024     Euro                 06/07/00            123,575           116,926            (6,650)
                  1,586,922     Euro                 07/19/00          1,531,847         1,453,621           (78,226)
                    225,001     Euro                 07/31/00            207,552           206,243            (1,310)
                    328,558     Euro                 08/28/00            325,716           301,790           (23,925)
                     75,227     Euro                 09/05/00             72,703            69,135            (3,568)
                    787,036     Euro                 02/20/01            772,042           731,904           (40,139)
                 (7,075,331)    Japanese Yen         05/01/00            (66,541)          (65,494)            1,047
                 (4,926,028)    Japanese Yen         05/02/00            (46,295)          (45,599)              696
                (35,801,920)    Japanese Yen         05/26/00           (342,227)         (332,423)            9,804
               (131,905,320)    Japanese Yen         07/19/00         (1,278,057)       (1,236,574)           41,483
                (70,174,760)    Japanese Yen         08/28/00           (646,716)         (662,776)          (16,061)
                (81,765,120)    Japanese Yen         02/20/01           (772,042)         (798,332)          (26,289)
                                                                                                         -----------
                                                                                                         $  (146,418)
                                                                                                         ===========

Bond Fund       (10,284,000)    Euro                 05/23/00         (9,548,694)       (9,382,196)      $   166,498
                   (800,000)    New Zealand Dollar   05/11/00           (391,292)         (388,200)            3,092
                                                                                                         -----------
                                                                                                         $   169,590
                                                                                                         ===========

H.   FUTURES
     A futures contract is an agreement between two parties to buy or sell a security or financial interest at a set price on a future date and is standardized and exchange-traded. Upon entering into such a contract, the purchaser is required to pledge to the broker an amount of cash or securities equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Pursuant to the contract, the purchaser agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the purchaser as unrealized gains or losses. When the contract is closed, the purchaser records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The market risk involved in these contracts is in excess of the amounts reflected in the Funds' Statements of Assets and Liabilities since only the change in the underlying values is reflected (as an Asset if appreciated or as a Liability if depreciated) and not the actual underlying values. The Funds use futures contracts to generate current income or to reduce principal volatility.

     At April 30, 2000, the open futures contracts were as follows:

                                                                  Net Unrealized
                                           Contracts  Expiration   Appreciation
                                             To Buy      Date     (Depreciation)
     ---------------------------------------------------------------------------
     GLOBAL FUND
     CAC 40 10 Euro Index Future               17       Apr `00    $     6,211
     DAX Index Future                           9       Apr `00        (70,170)
     Euro Bond Future                          78       Apr `00        134,644
     FTSE 100 Index Future                     30       Apr `00        (90,093)
     Japanes Bond Future                        4       Apr `00         74,115
     June 10-year U.S. Treasury Bond Futures   51       Jun `00        126,838
     June 30-year U.S. Treasury Bond Futures   47       Jun `00         98,439
     Long Gilt Future                          12       Apr `00         44,973
     March 90-day Euro Dollar Futures           5       Mar `01         (2,635)
     Municipal Bond Futures                     5       Jun `00         (8,678)
     Nikkei 300 Index Future (Osaka)          128       Apr `00        161,704
     S&P 500 Index                             35       Jun `00      4,050,293
     TOPIX Index Future                        40       Apr `00        140,695
                                                                   -----------
                                                                   $ 4,666,606
                                                                   ===========

                                                        FREMONT MUTUAL FUNDS  75

                           FREMONT MUTUAL FUNDS, INC.
           NOTES TO FINANCIAL STATEMENTS - APRIL 30, 2000 (UNAUDITED)

                                                                  Net Unrealized
                                           Contracts  Expiration   Appreciation
                                             To Buy      Date     (Depreciation)
     ---------------------------------------------------------------------------
     GROWTH FUND
     S&P 500 Index                             12       Jun `00    $  (171,900)
                                                                   -----------
                                                                   $  (171,900)
                                                                   ===========
     BOND FUND
     March 90-day Euro Dollars                 95       Mar `01    $   (75,254)
     June 10-year U.S. Treasury Bond Futures    9       Jun `00         (5,906)
     June 30-year U.S. Treasury Bond Futures  183       Jun `00        424,902
                                                                   -----------
                                                                   $   343,742
                                                                   ===========

     Various  U.S.  Treasury  securities,  as  footnoted  on  the  Statement  of
     Investments,   were  held  by  brokers  to  satisfy  the   initial   margin
     requirements related to these contracts.

I.   OPTIONS
     Certain Funds may enter into options contracts. An option contract is a contract in which the writer of the option grants the buyer of the option the right to purchase from (call option) or sell to (put option) the writer a designated instrument at a specified price within a specified period of time. Certain options, including options on indices, will require cash settlement by a Fund if the option is exercised.

     If a Fund writes an option and the option expires unexercised, the Fund will realize a capital gain to the extent of the amount received for the option (the "premium"). If a Fund elects to close out the option, it will recognize a gain or loss based on the difference between the cost of closing the option and the initial premium received. If a Fund purchases an option and allows the option to expire, it will realize a loss to the extent of the premium paid. If a Fund elects to close out the option, it will recognize a gain or loss equal to the difference between the cost of acquiring the option and the amount realized upon the sale of the option.

     The gain or loss recognized by a Fund upon the exercise of a written call or purchased put option is adjusted for the amount of option premium. If a written put or purchased call option is exercised, a Fund's cost basis of the acquired security or currency would be the exercise price adjusted for the amount of the option premium.

     The liability representing a Fund's obligation under an exchange traded written option or investment in the purchased option is valued at the last sale price or, in absence of a sale, the mean between the closing bid and ask prices or at the most recent ask price (bid for purchased options), if no bid and ask prices are available. Over-the-counter written or purchased options are valued using dealer-supplied quotations.

     When a Fund writes a covered call option, the Fund forgoes, in exchange for the premium, the opportunity to profit during the option period from an increase in the market value of the underlying security or currency above the exercise price. When a Fund writes a put option, it accepts the risk of the potential inability of counterparties to meet the terms of their contracts. A Fund's maximum exposure to purchased options is limited to the premium initially paid. In addition, certain risks may arise upon entering into options contracts, including the risk that an illiquid secondary market will limit a Fund's ability to close out an option contract prior to the expiration date, and that a change in the value of the option contract may not correlate exactly with changes in the value of the securities or currencies hedged.

J.   REPURCHASE AGREEMENTS
     As part of its cash reserve position, each Fund may enter into repurchase agreements through which the Fund acquires a security (the "underlying security") from the seller, a well-established securities dealer, or a bank that is a member of the Federal Reserve System. At that time, the bank or securities dealer agrees to repurchase the underlying security at the same price, plus a specified amount of interest at a later date, generally for a period of less than one week. The seller must maintain on a daily basis, with the Fund's custodian, collateral equal to at least 100% of the repurchase price, including accrued interest. At April 30, 2000, all outstanding repurchase agreements held by the funds had been entered into on April 28, 2000.

K.   SWAP AGREEMENTS
     During the year ended April 30, 2000, the Bond Fund entered into a swap agreement to protect the value of specific foreign fixed income securities. In a swap transaction, two parties agree to exchange the returns earned or realized on particular predetermined investments. The swap agreement entered by the Fund calculates the obligations of the parties to the agreement on a "net basis". The Fund's obligations will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party (the "net amount"). The Fund's obligations under the swap agreement will be accrued daily and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the maintenance of a segregated account consisting of cash, U.S. Government securities, or high-grade debt obligations, to avoid any potential leveraging of the Fund's portfolio.

76  FREMONT MUTUAL FUNDS

                           FREMONT MUTUAL FUNDS, INC.
           NOTES TO FINANCIAL STATEMENTS - APRIL 30, 2000 (UNAUDITED)


     The Fund bears the risk of loss of the amount expected to be received under the swap agreement in the event of the default or bankruptcy of the swap counterparty. The Fund can enter into swap agreements only with counterparties that would be eligible for consideration as repurchase agreement counterparties under the Fund's repurchase agreement guidelines.

     The Fund records a net receivable or payable for the amount expected to be received or paid under the agreement. At April 30, 2000, the Bond Fund has a net payable of $14,618 due to a swap agreement.

     At April 30, 2000, the Fremont Bond Fund had the following open swap agreements:

                                                Notion         Credit      Termination   Net Receivable/
     Underlying Security                        Amount      Default Rate       Date         (Payable)
     ---------------------------------------------------------------------------------------------------
     Republic of Argentina, 9.250%, 2/23/01   $1,700,000        5.70%        03/28/01       $ (9,152)
     Republic of Argentina, 9.250%, 2/23/01      800,000        6.15%        03/22/01         (5,467)
                                              ----------                                    --------
                                              $2,500,000                                    $(14,618)
                                              ==========                                    ========

L.   REVERSE REPURCHASE AGREEMENTS
     During the six months ended April 30, 2000, the Fremont Bond Fund entered into reverse purchase agreements with certain brokers. Reverse pruchase agreements involve the sale of a portfolio-eligible security by the Fund, coupled with an agreement to repurchase the security at a specified date and price. Reverse repurchase agreements involve the risk that the market value of securities pledged as collateral may decline below the repurchase price of the securities sold by the Fund which it is obligated to repurchase.

     Such transactions are accounted for as a borrowing by the Fund and are subject to the Fund's overall restriction on borrowing under which it must maintain asset coverage of at least 300%.

     The difference between the selling price and the repurchase price is accounted for as interest expense. At April 30, 2000, the Fremont Bond Fund had an outstanding reverse repurchase agreement of $40,198,000 with Goldman Sachs & Co.

2.   TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES
     INVESTMENT ADVISOR
     The Funds each have entered into an investment management and administrative services agreement with Fremont Investment Advisors, Inc. (the "Advisor"), a majority-owned subsidiary of Fremont Investors, Inc. Under this agreement, the Advisor supervises and implements each Fund's investment activities and provides administrative services as necessary to conduct Fund business. For its advisory and administrative services, the Advisor receives a fee based on the average daily net assets of the Funds as described below.

                                                      Advisory Fee                  Administrative Fee
     ------------------------------------------------------------------------------------------------------
     Global Fund                              0.60% on all net assets               0.15% on all net assets
     International Growth Fund*               1.00% on all net assets               0.15% on all net assets
     Emerging Markets Fund*                   1.00% on all net assets               0.15% on all net assets
     U.S. Micro-Cap Fund                      2.50% on first $30 million                    --
                                              2.00% on next $70 million                     --
                                              1.50% on balance over $100 million            --
     U.S. Small Cap Fund*                     1.00% on all net assets               0.15% on all net assets
     Growth Fund                              0.50% on all net assets               0.15% on all net assets
     Real Estate Securities Fund*             1.00% on all net assets                       --
     Bond Fund*                               0.40% on all net assets               0.15% on all net assets
     Money Market Fund*                       0.30% on first $50 million            0.15% on all net assets
                                              0.20% on balance over $50 million             --
     California Intermediate Tax-Free Fund*   0.40% on first $25 million            0.15% on all net assets
                                              0.35% on next $25 million                     --
                                              0.30% on next $50 million                     --
                                              0.25% on next $50 million                     --
                                              0.20% on balance over $150 million            --

     *The Advisor has contractually waived and/or reimbursed some of its fees for these Funds. The waivers may be changed in the future.

     State Street Bank & Trust Company ("State Street") serves as custodian and investment accounting agent for the Fremont Funds. All fees charged by State Street are expenses of the Funds, however, fees for custody services are subject to reductions by credits earned on the cash balances of the Funds held by State Street as custodian.

                                                        FREMONT MUTUAL FUNDS  77

                           FREMONT MUTUAL FUNDS, INC.
           NOTES TO FINANCIAL STATEMENTS - APRIL 30, 2000 (UNAUDITED)


     Ratios of expenses have been disclosed both before and after the impact of these various waivers, reimbursements and credits under each Fund's Financial Highlights table.

     For the Bond Fund and the Money Market Fund, all fees waived in the past cannot be recouped in the future.

     For the  International  Growth Fund,  the Emerging  Markets Fund,  the U.S.
     Small Cap Fund, the Real Estate Securities Fund and the California Intermediate Tax-Free Fund, to the extent management fees are waived and/or other expenses are reimbursed by the Advisor, the Fund may reimburse the Advisor for any reductions in the Fund's expenses during the three years following that reduction if such reimbursement is requested by the Advisor. If such reimbursement can be achieved within the foregoing expense limit, and if the Board of Directors approves the reimbursement at the time of the request as not inconsistent with the best interests of the Fund.

     For the International Growth Fund, the Emerging Markets Fund, the U.S. Small Cap Fund and the Real Estate Securities Fund the Advisor has contractually limited the total operating expenses to 1.50% of average net assets. For the six months ended April 30, 2000, the Advisor reimbursed expenses of $58,901, $59,249, $74,779 and $71,547, respectively, for the
     International Growth Fund, the Emerging Markets Fund, the U.S. Small Cap Fund and the Real Estate Securities Fund. The Advisor has not recouped waivers and reimbursements of $184,298, $138,455, $269,067 and $329,615, respectively, from the International Growth Fund, the Emerging Markets Fund, the U.S. Small Cap Fund and the Real Estate Securities Fund as of April 30, 2000.

     For the Bond Fund, the Advisor has contractually waived .05% out of the .15% administrative fee beginning on March 1, 1999. Prior to March 1, 2000, the Advisor voluntarily waived .10% out of the .15% administrative fee. For the six months ended April 30, 2000, the Advisor waived administrative fees of $41,964 for the Bond Fund.

     For the California Intermediate Tax-Free Fund, the Advisor has contractualy limited the total operating expenses to .49% of average net assets beginning March 1, 1999. For the six months ended April 30, 2000, the Advisor reimbursed expenses of $52,778 for the California Intermediate Tax-Free Fund. The Advisor has not recouped waivers and reimbursements of $114,639 for the California Intermediate Tax-Free Fund for the six months ended April 30, 2000.

     Under the terms of the Advisory Agreement, the Advisor receives a single management fee from the U.S. Micro-Cap Fund, and is obligated to pay all expenses of the Fund except extraordinary expenses (as determined by a majority of the disinterested directors) and interest, brokerage commissions, and other transaction charges relating to the investing activities of that Fund.

     Pursuant to Rule 12b-1 under the Investment Company Act of 1940, the International Growth Fund, the Emerging Markets Fund, the U.S. Small Cap Fund, and the Real Estate Securities Fund have adopted a plan of distribution under which the Funds may directly compensate the Advisor for certain distribution-related expenses. The annual limitation for compensation to the Advisor pursuant to the plan of distribution is .25% of a Fund's average daily net assets. All payments are reviewed by the Board of Directors.

     AFFILIATED COMPANY TRANSACTIONS
     Investments in portfolio companies, 5% or more of whose outstanding voting securities are held by a Fund, are defined in the Investment Act of 1940 as affiliated companies. The U.S. Micro-Cap Fund had investments in such affiliated companies. A summary of transactions for each issuer who is an affiliate during the six months ended April 30, 2000, follows:

                                            Share      Aggregate      Aggregate         Net                  Share
                                           Balance      Purchase        Sales        Realized               Balance        Value
         Issuer                            10/31/99       Cost           Cost       Gain/(Loss)    Income   4/30/00       4/30/00
         ---------------------------------------------------------------------------------------------------------------------------
         Aaon, Inc.                            --     $ 11,545,564    $2,278,706    $   167,517    $  --     603,800    $ 12,679,800
         California Micro Devices Corp.        --     $ 14,804,808    $       --    $        --    $  --   1,004,100    $ 21,086,100
         Computer Outsourcing Services         --     $  4,969,756    $       --    $        --    $  --     255,100    $  5,404,931
         Datalink Corp.                        --     $ 14,451,808    $1,671,754    $   824,147    $  --     778,500    $ 12,942,562
         Exigent International, Inc.        317,500   $    903,848    $       --    $        --    $  --     485,710    $  1,183,918
         Fusion Medical Technologies, Inc.     --     $  8,784,634    $       --    $        --    $  --     665,100    $ 11,639,250
         Impco Technologies, Inc.              --     $  7,555,889    $       --    $        --    $  --     494,800    $ 10,019,700
         Jore Corp.                            --     $  5,910,558    $       --    $        --    $  --     714,400    $  4,197,100
         MDSI Mobile Data Solutions         349,000   $ 16,576,911    $2,585,338    $  (391,715)   $  --     606,300    $ 21,220,500
         Merix Corp.                           --     $  7,034,400    $       --    $        --    $  --     462,800    $ 10,123,750
         Netplex Group                         --     $ 11,248,370    $  653,993    $(1,096,168)   $  --   1,027,400    $  4,045,388
         Northern Technologies
            International Corp.             258,950   $  2,641,536    $       --    $        --              347,850    $  2,391,469
         Spectrum Control, Inc.                --     $  6,896,111    $1,345,881    $   271,144    $  --     644,100    $  6,481,256
                                                      --------------------------------------------------                ------------
                                                      $113,324,193    $8,535,672    $  (225,075)   $  --                $123,415,724
                                                      ==================================================                ============

78  FREMONT MUTUAL FUNDS

                           FREMONT MUTUAL FUNDS, INC.
           NOTES TO FINANCIAL STATEMENTS - APRIL 30, 2000 (UNAUDITED)


     OTHER RELATED PARTIES
     At April 30, 2000, Fremont Investors, Inc. and its affiliated companies including their employee retirement plans, its principal shareholder and members of his family, including trusts, owned directly or indirectly the following approximate percentages of the various Funds:

                                                    % of Shares
                                                    Outstanding
                                                    -----------
          Global Fund                                    60%
          International Growth Fund                      62%
          Emerging Markets Fund                          37%
          U.S. Small Cap Fund                            26%
          Growth Fund                                    19%
          Real Estate Securities Fund                     7%
          Bond Fund                                      54%
          Money Market Fund                              84%
          California Intermediate Tax-Free Fund          69%

     Certain officers and/or directors of the Funds are also officers and/or directors of the Advisor and/or Fremont Investors, Inc. None of the officers and/or directors so affiliated receives compensation for services as officers and/or directors of the Funds.

3.   ORGANIZATION COSTS
     Costs incurred by each Fund, if any, in connection with its organization have been deferred and are amortized on a straight-line basis over a period of five years (60 months).

4.   PURCHASES AND SALES/MATURITIES OF INVESTMENT SECURITIES
     Aggregate purchases and aggregate proceeds from sales and maturities of securities for the six months ended April 30, 2000 were as follows:

                                                                     Purchases             Proceeds
                                                                   -----------------------------------
     LONG-TERM SECURITIES EXCLUDING U.S. GOVERNMENT SECURITIES:
     Global Fund                                                   $ 296,173,445        $  360,581,530
     International Growth Fund                                        27,162,230            15,093,123
     Emerging Markets Fund                                            13,795,599            11,047,527
     U.S. Micro-Cap Fund                                             515,981,818           305,073,380
     U.S. Small Cap Fund                                              51,900,616            36,723,576
     Growth Fund                                                      47,101,654            72,643,492
     Real Estate Securities Fund                                      16,570,591            13,912,923
     Bond Fund                                                        36,288,386            55,008,384
     California Intermediate Tax-Free Fund                             1,478,090             5,545,491

     LONG-TERM U.S. GOVERNMENT SECURITIES:
     Global Fund                                                   $  46,784,807        $   37,141,010
     Bond Fund                                                       586,057,479           579,416,589

     Transactions in written put and call options for the six months ended April 30, 2000 for the Global Fund and the Bond Fund were as follows:

                                                                 Global Fund                              Bond Fund
                                                   Amount of Premiums  Number of Contracts   Amount of Premiums  Number of Contracts
                                                   ------------------  -------------------   ------------------  ------------------
     Options outstanding at October 31, 1999           $  16,898                27               $  450,122             1,190
     Options sold                                        112,234                24                  224,182           131,885
     Options cancelled in closing purchase transactions       --                --                  (74,947)          (50,154)
     Options expired prior to exercise                  (119,231)              (40)                (489,195)          (82,709)
     Options exercised                                        --                --                       --                --
                                                       ---------------------------               ----------------------------
     Options outstanding at April 30, 2000             $   9,901                11               $  110,162               212
                                                       =========              ====               ==========           =======

                                                        FREMONT MUTUAL FUNDS  79

                           FREMONT MUTUAL FUNDS, INC.
           NOTES TO FINANCIAL STATEMENTS - APRIL 30, 2000 (UNAUDITED)


     The following written options were outstanding at April 30, 2000:

                                                                       Number of    Exercise    Expiration
                              Name of Issuer                           Contracts      Price        Date         Value
                       -----------------------------------------------------------------------------------------------
     GLOBAL FUND
       CALL OPTIONS:   March 90 Day Euro Dollar Futures                     2          93.25        03/01    $     500

       PUT OPTIONS:    LIF 3-month Euribor                                  5          96.00        09/00        2,138
                       LIF 90-day U.K. Libor                                2          93.00        09/00          389
                       CME March 90 Day Euro Dollar Futures                 2          92.75        03/01        1,650
                                                                                                             ---------
                                                                                                             $   4,677
                                                                                                             =========
     BOND FUND
       CALL OPTIONS:   CME March 90 Day Euro Dollar Futures                16          93.25        03/01    $   4,000
                       CBOT June 10-year U.S. Treasury Bond Futures        11          98.00        06/00        2,750
                       CBOT June 10-year U.S. Treasury Bond Futures        11          99.00        06/00          859
                       CBOT June 30-year U.S. Treasury Bond Futures         2          98.00        06/00          625
                       CBOT June 30-year U.S. Treasury Bond Futures        39         100.00        06/00        1,828

       PUT OPTIONS:    CME March 90-day Euro Dollar Futures                16          92.75        03/01       13,200
                       CME December 90-day Euro Dollar Futures              2          93.00        12/00        1,050
                       CME December 90-day Euro Dollar Futures             35          93.50        12/00       53,375
                       CBOT June 5-year U.S. Treasury Bond Futures         58          96.00        06/00        3,625
                       CBOT June 10-year U.S. Treasury Bond Futures        11          95.00        06/00        1,375
                       CBOT June 10-year U.S. Treasury Bond Futures        11          96.00        06/00        3,266
                                                                                                             ---------
                                                                                                             $  85,953
                                                                                                             =========

     CBOT - Chicago Board of Trade
     CME - Chicago Mercantile Exchange
     LIF - London International Financial Futures Exchange

     The Global Fund and the Bond Fund received premiums of $9,901 and $110,162 on these contracts and have unrealized gains of $5,223 and $24,208, respectively. The notional value underlying these contracts for the Global Fund and the Bond Fund are $1,991,250 and $30,018,250, respectively.

5.   PORTFOLIO CONCENTRATIONS
     There are certain investment concentrations of risk which may subject each Fund more significantly to economic changes occurring in certain segments or industries.

6.   UNREALIZED APPRECIATION (DEPRECIATION) - TAX BASIS
     At April 30, 2000, the cost of securities for Federal income tax purposes and the gross aggregate unrealized appreciation and/or depreciation based on that cost were as follows:

                                                               Gross Aggregate Unrealized
                                                               --------------------------
                                                Cost          Appreciation     Depreciation           Net
                                           -----------------------------------------------------------------
     Global Fund                           $728,122,941      $101,436,208      $44,807,295     $  56,628,913
     International Growth Fund                61,646,447       24,817,312       (3,784,229)       21,033,083
     Emerging Markets Fund                    15,464,978        3,053,440       (2,125,795)          927,645
     U.S. Micro-Cap Fund                     721,335,969      181,696,189      (55,345,137)      126,351,052
     U.S. Small Cap Fund                      57,865,015       14,707,643       (7,678,479)        7,029,164
     Growth Fund                              99,238,715       36,284,462       (4,812,692)       31,471,770
     Real Estate Securities Fund              32,836,756        1,845,675       (2,102,437)         (256,762)
     Bond Fund                               218,582,919          669,964       (8,500,168)        7,830,204
     Money Market Fund                       659,706,904            --               --                --
     California Intermediate Tax-Free Fund    58,411,942        1,249,389         (555,843)          693,546

80  FREMONT MUTUAL FUNDS

                           FREMONT MUTUAL FUNDS, INC.
           NOTES TO FINANCIAL STATEMENTS - APRIL 30, 2000 (UNAUDITED)


7.   LINE OF CREDIT
     The Investment Company has a Line of Credit Arrangement ("LOC") with State Street Bank & Trust Company, to be used for extraordinary or emer-gency purposes, primarily to cover redemption payments. Each Fund's borrowings cannot exceed 20% of each Fund's net assets. Combined bor-rowings of all Funds cannot exceed the $75 million cap on the total line of credit. Each Fund is subject to the annual fees and interest on the unpaid balance based on prevailing market rates as defined in the LOC.

     Borrowing activity for the six months ended April 30, 2000 was as follows:

                                     Average       Maximum
                                      Amount        Amount        Interest
                                   Outstanding   Outstanding      Expense
--------------------------------------------------------------------------------
     Emerging Markets Fund          $   57,614    $2,300,000    $    4,204
     California Tax-Free Fund           40,680     2,679,000         3,433
     Money Market Fund                     852       155,000            75
     International Growth Fund             632       115,000            74
     Real Estate Securities Fund         6,747       538,000           204
     Growth Fund                        22,973     1,898,000         1,168
     Bond Fund                             921       167,000            29
     Global Fund                        10,484     1,908,000           339
                                                                ----------
                                                                $    9,526
                                                                ==========

8.   SIGNIFICANT EVENTS
     The International Small Cap Fund ceased operation effective December 17, 1999. The International Small Cap Fund was reorganized and merged its net assets into the International Growth Fund. This merger was accomplished by a tax-free exchange of 528,893 shares valued at $14.05 per share of the International Growth Fund for the net assets of the International Small Cap Fund which aggregated $7,430,945, including $621,986 of unreal-ized appreciation. The combined net assets of the Fremont International Growth Fund immediately after the merger were $75,339,690.

                                                        FREMONT MUTUAL FUNDS  81

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